UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax Managed International Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—97.6%
Financials—31.0%
Capital Markets—9.4%
3i Group PLC	3,594,258	$83,665,238
Credit Suisse Group (a)	4,166,465	295,781,757
Deutsche Bank AG	198,300	28,862,678
Macquarie Bank Ltd.	1,360,589	97,724,311
Man Group PLC	11,477,506	139,610,604
Nomura Holdings, Inc.	3,778,700	73,394,989
UBS AG (Swiss Virt-X) (a)	2,339,764	139,927,932

		858,967,509

Commercial Banks—10.9%
ABN AMRO Holding NV	682,337	31,286,600
Anglo Irish Bank Corp. PLC (Dublin)	1,945,473	39,927,648
Anglo Irish Bank Corp. PLC (London Exchange)	3,608,680	73,386,270
Barclays PLC	8,550,000	118,954,579
BNP Paribas SA	770,000	91,462,953
Credit Agricole SA	1,534,500	62,266,688
HBOS PLC	4,120,090	81,038,847
Mitsubishi UFJ Financial Group, Inc.	2,226	24,532,029
National Australia Bank Ltd.	688,700	23,934,068
Royal Bank of Scotland Group PLC	7,442,717	94,175,704
Societe Generale	669,963	124,129,182
Sumitomo Mitsui Financial Group, Inc.	11,993	111,803,567
UniCredito Italiano SpA	14,148,981	126,372,494

		1,003,270,629

Consumer Finance—1.2%
ORIX Corp.	417,800	110,126,663

Diversified Financial Services—2.5%
Deutsche Boerse AG	201,312	22,807,445
Fortis	1,123,900	47,634,955
Fortis (Euronext Amsterdam)	456,100	19,349,572
ING Groep NV	3,157,863	138,988,922

		228,780,894

Insurance—6.6%
Allianz SE	595,700	139,711,819
Aviva PLC	5,487,668	81,462,419
Fondiaria-Sai SpA (ordinary shares)	617,196	29,838,848
Fondiaria-Sai SpA (saving shares)	306,752	10,859,565
Friends Provident PLC	8,079,786	28,922,273
Muenchener Rueckversicherungs AG	732,300	134,781,662
QBE Insurance Group Ltd.	3,711,787	97,935,222
Swiss Reinsurance (a)	891,234	81,280,633

		604,792,441

Real Estate Management & Development—0.4%
Leopalace21 Corp.	555,600	18,986,306
Sino Land Co.	8,422,224	17,578,033

		36,564,339

		2,842,502,475

Materials—14.7%
Chemicals—4.5%
BASF AG	903,000	118,603,224
Bayer AG	1,423,783	107,805,066
Mitsubishi Chemical Holdings Corp.	1,065,000	9,776,581
Mitsui Chemicals, Inc.	5,848,000	44,416,631
Nitto Denko Corp.	1,759,000	88,659,659
Shin-Etsu Chemical Co. Ltd.	602,800	43,038,430

		412,299,591

Construction Materials—1.5%
Buzzi Unicem SpA	1,087,991	37,461,947
CRH PLC	1,988,341	97,897,418

		135,359,365

Metals & Mining—8.2%
Anglo American PLC	372,106	21,846,867
Antofagasta PLC	613,400	7,517,767
Arcelor Mittal (Euronext Amsterdam)	567,200	35,423,009
BHP Billiton PLC	2,165,169	60,145,526
JFE Holdings, Inc.	1,999,300	124,268,736
Kazakhmys PLC	940,500	23,678,181
Mittal Steel Co. NV (Euronext Paris)	836,707	52,295,807
Nippon Steel Corp.	6,656,000	46,821,663
Rio Tinto PLC	1,083,978	82,927,940
Voestalpine AG	589,100	49,519,810
Xstrata PLC	4,225,561	251,558,559

		756,003,865

Paper & Forest Products—0.5%
Sca Ab B Free	2,601,000	43,496,365

		1,347,159,186

Industrials—10.9%
Aerospace & Defense—1.0%
BAE Systems PLC	5,900,000	47,609,673
European Aeronautic Defence & Space Co., NV	1,547,633	50,226,263

		97,835,936

Airlines—1.1%
Air France-KLM	911,549	42,413,817
Deutsche Lufthansa AG	2,125,000	59,615,225

		102,029,042

Building Products—0.5%
Cie de Saint-Gobain	415,070	46,497,034

Commercial Services & Supplies—0.5%
Capita Group PLC	3,372,098	48,951,899

Construction & Engineering—1.2%
Vinci SA	1,476,064	110,168,581

Electrical Equipment—1.6%
ABB Ltd. (a)	5,263,425	118,678,487
Renewable Energy Corp. AS (b)	699,655	27,096,517

		145,775,004

Machinery—2.1%
Atlas Copco AB	4,122,006	68,657,168
NGK Insulators Ltd.	4,198,000	103,098,923
Sumitomo Heavy Industries Ltd.	1,652,000	18,676,489

		190,432,580

Marine—1.2%
Mitsui OSK Lines Ltd.	5,530,000	74,980,813
Nippon Yusen KK	3,876,000	35,548,389

		110,529,202

Trading Companies & Distributors—1.7%
Mitsui & Co. Ltd.	7,694,000	153,549,093

		1,005,768,371

Consumer Discretionary—10.8%
Auto Components—1.5%
Compagnie Generale des Etablissements Michelin-Class B	679,500	94,955,659
Denso Corp.	1,159,000	45,329,237

		140,284,896

Automobiles—4.6%
Fiat SpA	4,264,105	126,655,651
Nissan Motor Co., Ltd.	4,373,700	46,824,343
Renault SA	1,045,800	167,734,177
Suzuki Motor Corp.	465,700	13,224,948
Toyota Motor Corp.	1,098,200	69,259,500

		423,698,619

Hotels Restaurants & Leisure—0.8%
Accor SA	817,608	72,276,876

Household Durables—1.8%
George Wimpey PLC	3,620,000	36,236,245
Persimmon PLC	1,433,000	33,137,063
Sharp Corp.	5,022,000	95,204,502

		164,577,810

Media—0.4%
Pearson PLC	2,142,094	36,083,867

Multiline Retail—0.2%
Marks & Spencer Group PLC	1,558,175	19,569,184

Specialty Retail—1.5%
Esprit Holdings Ltd.	5,311,000	67,478,688
Inditex SA	1,083,844	63,793,806

		131,272,494

		987,763,746

Energy—7.7%
Energy Equipment & Services—0.3%
Technip SA	331,190	27,373,568

Oil, Gas & Consumable Fuels—7.4%
BP PLC	4,008,900	48,236,023
ENI SpA	5,753,628	208,610,659
Nippon Mining Holdings, Inc.	3,496,000	33,445,242
Petro-Canada	355,431	18,935,188
Repsol YPF SA	1,282,600	50,776,068
Royal Dutch Shell PLC-Class B	387,899	16,169,851
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	2,411,597	98,177,742
Royal Dutch Shell PLC (London)-Class A	2,012,095	81,888,418
Total SA	1,492,100	120,976,329

		677,215,520

		704,589,088

Information Technology—5.8%
Communications Equipment—2.1%
Nokia OYJ	6,919,792	194,343,384

Computers & Peripherals—1.3%
Toshiba Corp.	13,626,000	118,720,430

IT Services—0.5%
Cap Gemini SA	707,030	51,689,849

Office Electronics—1.9%
Canon, Inc.	2,284,600	133,975,814
Ricoh Co. Ltd.	1,602,000	37,064,436

		171,040,250

		535,793,913

Health Care—5.4%
Biotechnology—0.3%
CSL Ltd./Australia	316,139	23,532,556

Health Care Equipment & Supplies—1.8%
Alcon, Inc.	349,400	47,137,554
Essilor International SA	506,180	60,288,729
Nobel Biocare Holding AG (a)	182,356	59,526,641

		166,952,924

Pharmaceuticals—3.3%
AstraZeneca PLC	908,200	48,670,890
GlaxoSmithKline PLC	958,900	24,979,195
Merck KGaA	509,820	70,269,613
Roche Holding AG (a)	531,318	94,142,339
Sanofi-Aventis	835,698	67,513,511

		305,575,548

		496,061,028

Telecommunication Services—4.5%
Diversified Telecommunication Services—2.6%
Deutsche Telekom AG-Class W	1,162,800	21,494,285
France Telecom SA	809,900	22,212,571
Nippon Telegraph & Telephone Corp.	8,536	37,774,474
Telefonica SA	4,872,418	108,430,654
TeliaSonera AB	6,752,873	49,539,959

		239,451,943

Wireless Telecommunication Services—1.9%
Vodafone Group PLC	52,334,398	175,361,634

		414,813,577

Consumer Staples—3.8%
Food & Staples Retailing—0.8%
Koninklijke Ahold NV (b)	3,507,600	43,995,252
Tesco PLC	4,018,694	33,622,994

		77,618,246

Food Products—1.5%
Nestle SA (a)	357,729	135,927,472

Household Products—0.9%
Reckitt Benckiser PLC	1,472,062	80,588,329

Personal Products—0.6%
L'Oreal SA	459,670	54,333,074

Tobacco—0.0%
Japan Tobacco, Inc.	728	3,588,488

		352,055,609

Utilities—3.0%
Electric Utilities—1.4%
E.ON AG	758,700	127,391,405

Independent Power Producers & Energy Traders—0.8%
International Power PLC	9,071,673	77,976,770

Multi-Utilities—0.8%
RWE AG	659,000	70,333,934

		275,702,109

Total Common Stocks (cost $6,648,478,684)		8,962,209,102

	Principal Amount (000)
SHORT-TERM INVESTMENTS—1.2%
Repurchase Agreements—1.2%
State Street Bank & Trust Co. 4.25%, dated 6/29/07, due 7/02/07 in the amount of $105,974,005 (collateralized by $108,175,000 FHLB & FNMA, 3.125% to 5.75%, due 12/15/07 to 4/18/36, value $108,060,385) (cost $105,937,000)	$105,937	105,937,000

Total Investments—98.8%
(cost $6,754,415,684)		9,068,146,102
Other assets less liabilities—1.2%		109,666,105

Net Assets—100.0%		$9,177,812,207

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
DJ EURO STOXX 50	304	September 2007	$18,223,056	$18,576,902	$353,846

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)

Sale Contracts:
Swiss Franc settling 9/18/07	72,433	$59,684,164	$59,655,091	$29,073

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $925,265,262.
(b)	Non-income producing security.

An amount equivalent to U.S. $1,351,609 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FHLB	–	Federal Home Loan Bank Federal
FNMA	–	National Mortgage Association

Country Breakdown *
21.0%	United Kingdom
18.9%	Japan
13.4%	France
10.7%	Switzerland
9.9%	Germany
6.0%	Italy
5.0%	Netherlands
2.7%	Australia
2.5%	Spain
2.3%	Ireland
2.1%	Finland
1.8%	Sweden
0.9%	Hong Kong
1.6%	Other
1.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of June 30, 2007. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. 'Other' country weightings represents 0.9% or less in the following countries: Austria, Belgium, Canada, Norway.

Sanford C. Bernstein Fund, Inc.

International Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—97.8%
Financials—31.7%
Capital Markets—9.8%
3i Group PLC	1,670,349	$38,881,501
Credit Suisse Group (a)	1,984,019	140,847,608
Deutsche Bank AG	146,300	21,294,048
Macquarie Bank Ltd. (b)	649,067	46,619,240
Man Group PLC	5,348,941	65,063,689
Nomura Holdings, Inc. (b)	1,856,000	36,049,726
UBS AG (Swiss Virt-X) (a)	1,152,796	68,942,150

		417,697,962

Commercial Banks—11.3%
ABN AMRO Holding NV	285,708	13,100,318
Anglo Irish Bank Corp. PLC (Dublin)	1,779,078	36,512,663
Anglo Irish Bank Corp. PLC (London Exchange) (b)	826,743	16,812,681
Barclays PLC	2,909,000	40,472,383
BNP Paribas SA (b)	467,870	55,575,028
Can Imperial Bk Of Commerce (b)	113,000	10,182,464
Credit Agricole SA (b)	675,202	27,398,235
HBOS PLC	1,927,390	37,910,207
Mitsubishi UFJ Financial Group, Inc.	927	10,216,168
National Australia Bank Ltd. (b)	329,000	11,433,583
Royal Bank of Scotland Group PLC	4,142,802	52,420,547
Societe Generale (b)	297,254	55,074,528
Sumitomo Mitsui Financial Group, Inc. (b)	5,882	54,834,369
UniCredito Italiano SpA (b)	6,593,696	58,892,001

		480,835,175

Consumer Finance—1.2%
ORIX Corp.	187,400	49,396,210

Diversified Financial Services—2.5%
Deutsche Boerse AG (b)	91,312	10,345,103
Fortis (b)	543,900	23,052,453
Fortis (Euronext Amsterdam) (b)	210,100	8,913,276
ING Groep NV	1,455,900	64,079,402

		106,390,234

Insurance—6.6%
Allianz SE (b)	278,400	65,294,226
Aviva PLC	2,588,229	38,421,310
Fondiaria-Sai SpA (ordinary shares) (b)	364,200	17,607,549
Fondiaria-Sai SpA (saving shares)	55,400	1,961,258
Friends Provident PLC	3,572,179	12,786,915
Muenchener Rueckversicherungs AG (b)	345,300	63,553,336
QBE Insurance Group Ltd. (b)	1,601,314	42,250,550
Swiss Reinsurance (a)(b)	411,185	37,500,114

		279,375,258

Real Estate Management & Development—0.3%
Leopalace21 Corp. (b)	227,500	7,774,270
Sino Land Co. (b)	2,546,808	5,315,446

		13,089,716

		1,346,784,555

Materials—14.2%
Chemicals—4.5%
BASF AG (b)	410,200	53,877,124
Bayer AG (b)	717,759	54,346,804
Mitsubishi Chemical Holdings Corp.	987,000	9,060,549
Mitsui Chemicals, Inc. (b)	1,806,000	13,716,901
Nitto Denko Corp. (b)	819,500	41,305,623
Shin-Etsu Chemical Co. Ltd.	288,500	20,598,187

		192,905,188

Construction Materials—1.2%
Buzzi Unicem SpA (b)	563,800	19,412,886
CRH PLC	619,443	30,498,728

		49,911,614

Metals & Mining—8.0%
Anglo American PLC	178,355	10,471,473
Antofagasta PLC	443,200	5,431,813
BHP Billiton PLC	875,324	24,315,341
JFE Holdings, Inc.	869,900	54,069,611
Kazakhmys PLC	601,400	15,140,944
Mittal Steel Co. NV (Euronext Paris) (b)	659,614	41,227,152
Nippon Steel Corp. (b)	2,408,000	16,939,087
Rio Tinto PLC	566,712	43,355,362
Voestalpine AG (b)	216,200	18,173,796
Xstrata PLC	1,891,029	112,577,840

		341,702,419

Paper & Forest Products—0.5%
Sca Ab B Free	1,209,300	20,223,050

		604,742,271

Industrials—10.8%
Aerospace & Defense—1.0%
BAE Systems PLC	2,625,000	21,182,270
European Aeronautic Defence & Space Co., NV (b)	706,155	22,917,272

		44,099,542

Airlines—1.1%
Air France-KLM (b)	415,900	19,351,572
Deutsche Lufthansa AG (b)	980,000	27,493,139

		46,844,711

Building Products—0.5%
Cie de Saint-Gobain (b)	191,985	21,506,573

Commercial Services & Supplies—0.5%
Capita Group PLC	1,547,142	22,459,471

Construction & Engineering—1.3%
Vinci SA (b)	716,684	53,490,945

Electrical Equipment—1.6%
ABB Ltd. (a)	2,480,287	55,924,937
Renewable Energy Corp. AS (b)(c)	326,173	12,632,157

		68,557,094

Machinery—1.9%
Atlas Copco AB (b)	1,687,867	28,113,537
NGK Insulators Ltd.	1,862,000	45,728,965
Sumitomo Heavy Industries Ltd.	596,000	6,738,007

		80,580,509

Marine—1.2%
Mitsui OSK Lines Ltd.	2,596,000	35,198,950
Nippon Yusen KK (b)	1,796,000	16,471,854

		51,670,804

Trading Companies & Distributors—1.7%
Mitsui & Co. Ltd.	3,606,000	71,964,912

		461,174,561

Consumer Discretionary—10.6%
Auto Components—1.5%
Compagnie Generale des Etablissements Michelin-Class B (b)	312,100	43,613,924
Denso Corp.	540,400	21,135,392

		64,749,316

Automobiles—4.6%
Fiat SpA (b)	1,980,624	58,829,982
Nissan Motor Co., Ltd. (b)	2,039,900	21,838,942
Renault SA (b)	487,900	78,253,495
Suzuki Motor Corp.	216,900	6,159,526
Toyota Motor Corp. (b)	512,300	32,308,907

		197,390,852

Hotels Restaurants & Leisure—0.8%
Accor SA (b)	380,139	33,604,440

Household Durables—1.8%
George Wimpey PLC	1,663,800	16,654,659
Persimmon PLC	660,000	15,262,011
Sharp Corp.	2,290,000	43,412,646

		75,329,316

Media—0.4%
Pearson PLC	993,174	16,730,152

Specialty Retail—1.5%
Esprit Holdings Ltd.	2,541,500	32,290,922
Inditex SA (b)	503,709	29,647,730

		61,938,652

		449,742,728

Energy—8.0%
Energy Equipment & Services—0.3%
Technip SA	154,153	12,741,078

Oil, Gas & Consumable Fuels—7.7%
BP PLC	1,867,900	22,475,010
ENI SpA (b)	1,622,900	58,841,871
Nippon Mining Holdings, Inc.	1,680,000	16,072,084
Petro-Canada	171,056	9,112,817
Repsol YPF SA (b)	584,500	23,139,413
Royal Dutch Shell PLC-Class B	728,096	30,351,209
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,139,491	46,389,448
Royal Dutch Shell PLC (London)-Class A	360,500	14,671,661
Total SA (b)	1,301,616	105,532,287

		326,585,800

		339,326,878

Information Technology—5.8%
Communications Equipment—2.1%
Nokia OYJ (b)	3,152,981	88,551,939

Computers & Peripherals—1.3%
Toshiba Corp. (b)	6,342,000	55,256,493

IT Services—0.6%
Cap Gemini SA (b)	327,993	23,979,051

Office Electronics—1.8%
Canon, Inc. (b)	1,071,500	62,835,982
Ricoh Co. Ltd.	654,000	15,131,174

		77,967,156

		245,754,639

Health Care—5.5%
Biotechnology—0.2%
CSL Ltd./Australia	136,557	10,164,944

Health Care Equipment & Supplies—2.0%
Alcon, Inc.	161,500	21,787,965
Essilor International SA (b)	260,130	30,982,866
Nobel Biocare Holding AG (a)	92,740	30,273,205

		83,044,036

Pharmaceuticals—3.3%
AstraZeneca PLC	420,000	22,508,009
GlaxoSmithKline PLC	445,200	11,597,390
Merck KGaA (b)	236,830	32,642,801
Roche Holding AG (a)	245,640	43,524,074
Sanofi-Aventis (b)	390,379	31,537,538

		141,809,812

		235,018,792

Telecommunication Services—4.6%
Diversified Telecommunication Services—2.7%
Deutsche Telekom AG-Class W (b)	543,500	10,046,563
France Telecom SA (b)	572,800	15,709,792
Nippon Telegraph & Telephone Corp.	3,824	16,922,398
Telefonica SA (b)	2,276,776	50,667,310
TeliaSonera AB (b)	3,102,405	22,759,649

		116,105,712

Wireless Telecommunication Services—1.9%
Vodafone Group PLC	24,292,850	81,400,265

		197,505,977

Consumer Staples—3.7%
Food & Staples Retailing—0.7%
Koninklijke Ahold NV (c)	1,225,000	15,364,974
Tesco PLC	1,913,109	16,006,308

		31,371,282

Food Products—1.5%
Nestle SA (a)	166,507	63,268,216

Household Products—0.9%
Reckitt Benckiser PLC	671,596	36,766,657

Personal Products—0.6%
L'Oreal SA (b)	215,208	25,437,623

Tobacco—0.0%
Japan Tobacco, Inc. (b)	312	1,537,924

		158,381,702

Utilities—2.9%
Electric Utilities—1.4%
E.ON AG (b)	354,100	59,456,039

Independent Power Producers & Energy Traders—0.8%
International Power PLC	3,771,902	32,421,884

Multi-Utilities—0.7%
RWE AG (b)	289,000	30,844,472

		122,722,395

Total Common Stocks (cost $3,208,139,345)		4,161,154,498

	Principal Amount (000)
SHORT-TERM INVESTMENTS—0.5%
Repurchase Agreements—0.5%
State Street Bank & Trust Co. 4.25%, dated 6/29/07, due 7/2/07 in the amount of $22,954,015 (collateralized by $23,240,000 FHLB, 3.625%, due 1/15/08, value $23,409,536) (cost $22,946,000)	$22,946	22,946,000

Total Investments Before Security Lending Collateral—98.3%
(cost $3,231,085,345)		4,184,100,498

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—26.3%
Repurchase Agreements—22.4%
ABN AMRO, 4.05%, 4/15/10 due 07/02/07 in the amount of $190,064,125 (collateralized by $187,250,000 U.S. Treasury Inflation Index, .875%, due 4/15/10, value $194,257,283)	190,000	190,000,000
Bear Stearns, 4.30%, 6/29/07 due 07/02/07 in the amount of $190,068,083 (collateralized by $192,900,000 U.S. Treasury Inflation Index, 2.375%, due 1/15/17, value $194,877,060)	190,000	190,000,000
Deutsche Bank, 4.39%, 6/29/07 due 07/02/07 in the amount of $190,069,508 (collateralized by $204,300,000 U.S. Treasury Inflation Index, .875%, due 4/15/10, value $212,119,498)	190,000	190,000,000
Morgan Stanley, 4.39%, 6/29/07 due 07/02/07 in the amount of $190,069,508 (collateralized by $194,755,000 U.S. Treasury Inflation Index, 2%, due 1/15/16, value $194,238,791)	190,000	190,000,000
RBS Greenwich, 4.39%, 6/29/07 due 07/02/07 in the amount of $190,069,508 (collateralized by $173,105,000 U.S. Treasury Note, 12%, due 8/15/13, value $193,939,466)	190,000	190,000,000

		950,000,000

Time Deposit—3.9%
Deutsche Bank AG
5.32%, 7/02/07	166,662	166,662,000

Total Investment of Cash Collateral for Securities Loaned (cost $1,116,662,000)		1,116,662,000

Total Investments—124.6%
(cost $4,347,747,345)		5,300,762,498
Other assets less liabilities—(24.6)%		(1,048,054,461)

Net Assets—100.0%		$4,252,708,037

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)

Purchased Contracts
DJ EURO STOXX 50	199	September 2007	$11,928,909	$12,160,538	$231,629

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)

Sale Contracts:
Swiss Franc settling 9/18/07	36,592	$30,151,491	$30,136,804	$14,687

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $430,770,048.
(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.

An amount equivalent to U.S. $884,770 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FHLB	–	Federal Home Loan Bank

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.9%
Financials - 22.3%
Capital Markets - 0.6%
Investcorp Bank BSC (GDR) (a)(b)	64	$1,632
Investcorp Bank BSC (GDR) (a)(b)	200,900	5,122,950
Korea Investment Holdings Co., Ltd.	171,090	11,679,019

		16,803,601

Commercial Banks - 17.3%
ABSA Group Ltd.	1,098,493	20,343,866
Andhra Bank	2,222,000	4,696,324
Banco Comercial Portugues SA-Class R	1	6
Banco do Brasil, SA	1,551,300	22,429,112
Banco Santander Chile, SA (ADR)	148,600	7,361,644
Bank Central Asia Tbk PT	32,514,000	19,605,760
Bank Hapoalim BM	6,659,587	32,444,839
Bank Leumi Le-Israel	6,602,100	25,835,476
Bank Mandiri Persero Tbk PT	64,346,500	22,245,212
Bank Of Ayudhya Public Co., Ltd.	868,400	615,166
Bank Rakyat Indonesia	11,100,200	7,069,302
Canara Bank	4,031,000	26,767,512
China Construction Bank Corp.-Class H	25,886,000	17,767,356
Hana Financial Group, Inc.	224,800	10,940,927
Industrial & Commercial Bank of China, Ltd.-Class H	36,682,000	20,342,991
Industrial Bank Of Korea	1,301,300	26,495,158
Industrial Development Bank of India Ltd.	1,550,000	4,530,831
Investimentos Itau SA	66,849	413,431
Investimentos Itau SA	6,280,888	39,430,562
Kookmin Bank	671,500	58,896,336
Malayan Banking Berhad	4,402,500	15,299,155
Oriental Bank Of Commerce	765,000	4,248,396
OTP Bank Nyrt	134,396	7,751,197
Punjab National Bank Ltd.	741,000	9,987,018
Shinhan Financial Group Co., Ltd.	438,840	26,711,088
Siam City Bank Public Co., Ltd.	1,670,900	916,617
Standard Bank Group Ltd.	1,567,500	21,703,880
State Bank of India Ltd. (GDR)	81,550	7,192,710
Turkiye Is Bankasi-Class C	2,528,919	11,750,882
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	233,200	26,321,284
VTB Bank OJSC (GDR) (a)(b)	320,318	3,517,092
Woori Finance Holdings Co. Ltd.	355,920	9,004,168

		512,635,298

Diversified Financial Services - 0.4%
FirstRand Ltd.	3,865,127	12,286,536

Insurance - 2.4%
Cathay Financial Holding Co. Ltd.	9,656,053	23,050,530
China Life Insurance Co. Ltd.-Class H	2,783,000	9,954,801
Dongbu Insurance Co., Ltd.	99,100	3,316,318
LIG Non-Life Insurance Co., Ltd.	175,000	4,279,263
Sanlam, Ltd.	9,837,957	31,225,081

		71,825,993

Real Estate - 0.1%
BR Malls Participacoes SA (b)	241,100	3,224,665

Real Estate Management & Development - 0.9%
Ayala Land, Inc.	65,606,220	24,818,018
JHSF Participacoes SA (b)	233,800	1,363,530

		26,181,548

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp.	347,946	17,289,734

		660,247,375

Energy - 13.3%
Energy Equipment & Services - 0.9%
Tenaris SA	6	143
Tenaris SA (ADR)	535,810	26,233,258

		26,233,401

Oil, Gas & Consumable Fuels - 12.4%
Brasil Ecodiesel Industria E (b)	587,400	3,736,339
Chennai Petroleum Corp. Ltd.	993,572	6,475,271
China Petroleum & Chemical Corp.-Class H	32,905,000	36,753,339
China Shenhua Energy Co. Ltd.-Class H	3,939,500	13,620,465
CNOOC Ltd.	18,522,000	21,037,571
Gazprom OAO (ADR)	1,049,200	43,961,480
The Great Eastern Shipping Co. Ltd.	1,175,930	10,331,948
GS Holdings Corp.	302,400	14,676,679
LUKOIL (ADR)	109,900	8,313,733
LUKOIL (ADR)	574,029	43,741,010
MOL Hungarian Oil and Gas NyRt	160,047	24,115,401
OAO Gazprom (ADR)	268,409	11,161,303
PetroChina Co., Ltd.-Class H	12,706,000	18,807,246
Petroleo Brasileiro SA (NY) (ADR)	232,690	24,823,369
PTT PCL	3,144,400	24,590,529
Rayong Refinery PCL	13,340,200	7,496,014
S-Oil Corp.	303,300	23,342,740
Thai Oil Public Co., Ltd.	3,820,700	7,801,864
Tupras-turkiye Petrol Rafinerileri A.S.	692,450	16,465,608
Yanzhou Coal Mining Co. Ltd.-Class H	3,409,200	5,207,733

		366,459,642

		392,693,043

Information Technology - 13.0%
Communications Equipment - 0.2%
AAC Acoustic Technology Holdings, Inc. (b)	4,823,000	5,434,254

Computer Peripherals - 0.1%

Wistron Corp. (GDR) (a)	179,200	3,347,797

Computers & Peripherals - 2.0%
Catcher Technology Co. Ltd.	945,000	8,829,745
CMC Magnetics Corp. (b)	36,100,000	12,189,224
Compal Electronics, Inc.	12,786,016	13,798,870
High Tech Computer Corp.	460,400	8,207,429
Positivo Information SA	76,500	1,625,972
Quanta Computer, Inc. (a)	727,657	1,132,505
Ritek Corp. (b)	12,760,000	3,792,678
Wistron Corp.	4,862,000	9,069,044

		58,645,467

Electronic Equipment & Instruments - 3.2%
AU Optronics Corp.	16,710,930	28,546,938
AU Optronics Corp. (ADR)	1,164,527	20,029,864
DataTec Ltd.	1,265,000	7,408,675
Delta Electronics, Inc. (b)	644,000	2,535,387
HON HAI Precision Industry Co. Ltd.	3,709,552	32,041,360
Integra Group Holdings (GDR) (b)	265,184	4,826,349

		95,388,573

IT Services - 0.8%
Infosys Technologies Ltd. (ADR)	461,800	23,265,484

Semiconductors & Semiconductor Equipment - 6.7%
Hynix Semiconductor, Inc. (b)	704,000	25,328,285
King Yuan Electronics Co. Ltd.	7,628,000	6,511,849
Novatek Microelectronics Corp. Ltd.	2,228,000	11,640,655
Pixart Imaging, Inc.	707,000	10,558,030
Richtek Technology Corp.	377,000	5,961,194
Samsung Electronics Co., Ltd.	101,077	61,793,656
Siliconware Precision Industries Co.	12,526,233	26,734,589
Taiwan Semiconductor Manufacturing Co. Ltd.	11,348,156	24,303,679
United Microelectronics Corp.	41,558,476	24,850,430

		197,682,367

		383,763,942

Materials - 12.3%
Chemicals - 1.9%
Hanwha Chem Corp.	670,110	16,508,495
Honam Petrochemical Corp.	102,100	10,187,641
PTT Chemical PCL	5,938,693	15,481,025
Taiwan Fertilizer Co. Ltd.	7,240,000	15,197,744

		57,374,905

Construction Materials - 0.5%
Asia Cement Corp.	400	527
Cemex SAB de CV (b)	4,307,334	15,824,324

		15,824,851

Containers & Packaging - 0.0%
AMVIG Holdings Ltd.	473,000	647,392

Metals & Mining - 9.6%
Antofagasta PLC	625,400	7,664,838
BHP Billiton PLC	285,181	7,862,855
Cherepovets Severstal (GDR) (a)	206,650	2,862,103
China Steel Corp.	18,374,704	22,353,068
Cia Vale do Rio Doce (ADR)	895,200	33,749,040
Evraz Group SA (GDR)	98,628	4,053,611
Gerdau SA (ADR)	1,947,475	50,089,057
Gold Fields Ltd.	236,882	3,684,615
Harmony Gold Mining Co. Ltd. (b)	397,010	5,640,946
Hyundai Steel Co.	416,980	22,965,233
Impala Platinum Holdings Ltd.	436,479	13,269,920
Jiangxi Copper Co. Ltd.-Class H	4,328,000	7,270,916
Maanshan Iron & Steel-Class H	4,836,100	3,773,271
Magnitogorsk Iron & Steel Works (GDR) (a)(b)	276,000	3,532,800
Magnitogorsk Iron & Steel Works (GDR) (a)(b)	458,500	5,868,800
MMC Norilsk Nickel (ADR)	100,919	22,404,018
POSCO	33,500	16,082,802
Severstal (GDR) (a)	168,473	2,375,469
Southern Copper Corp.	210,000	19,794,600
Steel Authority of India	4,380,248	14,164,069
Sterlite Industries India Ltd.	186,451	2,684,225
Sterlite Industries India Ltd. (ADR) (b)	345,238	5,064,641
Usinas Siderurgicas De Minas	90,000	5,948,678

		283,159,575

Paper & Forest Products - 0.3%
Aracruz Celulose SA (ADR)	33,700	2,232,288
Empresas CMPC SA	109,200	4,036,395
Votorantim Celulose e Papel, SA ADR (ADR)	105,000	2,390,850

		8,659,533

		365,666,256

Telecommunication Services - 11.0%
Diversified Telecommunication Services - 3.9%
Carso Global Telecom SA de CV (b)	738,200	3,799,132
China Netcom Group Corp. Ltd.	9,285,700	25,633,303
China Telecom Corp. Ltd.-Class H	31,600,000	18,602,948
Telefonos de Mexico SA de CV	3,839,800	7,275,485
Telefonos de Mexico SA de CV (ADR)	440,600	16,694,334
Telekomunikasi Indonesia Tbk PT	40,261,000	43,674,675

		115,679,877

Wireless Telecommunication Services - 7.1%
America Movil SAB de CV Series L (ADR)	752,500	46,602,325
Bharti Airtel Ltd. (b)	3,081,098	63,296,059
China Mobile Ltd.	1,589,500	17,132,009
Digi.Com BHD	915,600	6,106,784
MTN Group Ltd.	1,557,062	21,164,963
Orascom Telecom Holding SAE (GDR) (a)	76,732	4,965,754
Orascom Telecom Holding SAE	447,565	5,753,842
Philippine Long Distance Telephone Co.	373,900	21,372,879
Tim Participacoes SA (ADR)	168,100	5,794,407
Vimpel-Communications (ADR)	182,400	19,217,664

		211,406,686

		327,086,563

Industrials - 6.5%
Airlines - 0.1%
Thai Airways International Pcl	2,454,800	3,075,166

Construction & Engineering - 2.3%
Aveng, Ltd.	1,897,320	13,369,589
Daelim Industrial Co.	276,577	41,091,978
Empresas ICA SAB de CV (b)	548,000	2,779,692
Gamuda Bhd	736,600	1,720,428
Impulsora Del Desarrollo Y E (b)	293,000	459,698
Orascom Construction Industries (GDR) (a)	53,407	6,989,395

		66,410,780

Electrical Equipment - 0.8%
Bharat Heavy Electricals Ltd.	391,728	14,856,217
Silitech Technology Corp.	1,902,000	9,912,045

		24,768,262

Industrial Conglomerates - 1.7%
Alfa SA de CV-Class A	3,198,200	25,222,071
Barloworld Ltd.	249,361	6,928,818
Bidvest Group Ltd.	630,300	12,786,252
Murray & Roberts Holdings Ltd.	731,224	6,600,118

		51,537,259

Machinery - 0.9%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	171,310	9,685,448
Hyundai Heavy Industries	5,580	2,079,035
Tata Motors Ltd. (ADR)	32,700	536,934
Tata Motors Ltd.	854,863	14,077,333

		26,378,750

Marine - 0.3%
China COSCO Holdings Co. Ltd.-Class H	3,116,550	4,487,523
Precious Shipping PCL	26,100	20,033
Regional Container Lines Public Co., Ltd.	5,141,900	4,691,379

		9,198,935

Road & Rail - 0.3%
All America Latina Logistica SA	424,300	5,806,905
Localiza Rent A CAR	299,000	3,371,307

		9,178,212

Transportation Infrastructure - 0.1%
Cia de Concessoes Rodoviarias	157,500	2,899,339

		193,446,703

Consumer Discretionary - 6.4%
Auto Components - 0.6%
Hyundai Mobis	180,260	17,101,711

Automobiles - 2.1%
Ford Otomotiv Sanayi AS	625,261	5,833,262
Great Wall Motor Co. Ltd.-Class H	7,498,000	10,912,435
Hyundai Motor Co.	75,740	3,622,734
Hyundai Motor Co.	529,350	41,768,964

		62,137,395

Household Durables - 0.5%
Consorcio ARA SAB de CV	348,000	560,485
Gafisa SA (ADR) (b)	233,900	7,297,680
Urbi Desarrollos Urbanos SA de C.V. (b)	1,772,100	8,160,501

		16,018,666

Leisure Equipment & Products - 0.2%
Largan Precision Co., Ltd.	391,000	5,477,934

Media - 1.1%
CTC Media, Inc. (b)	106,900	2,901,266
Grupo Televisa SA (ADR)	450,800	12,446,588
Naspers Ltd.-Class N	591,629	15,200,354
NET Servicos de Comunicacao SA (b)	148,000	2,455,158
NET Servicos de Comunicacao SA (ADR)	21,000	347,130

		33,350,496

Multiline Retail - 1.1%
Lojas Renner SA	532,200	10,014,961
Lotte Shopping Co. Ltd.	55,260	21,527,552
Woolworths Holdings Ltd.	580,597	1,756,349

		33,298,862

Specialty Retail - 0.2%
Foschini Ltd.	771,922	6,620,902

Textiles Apparel & Luxury Goods - 0.6%
Pacific Textile Holdings Ltd. (b)	5,630,000	3,492,109
POU Chen Corp.	4,923,000	5,532,224
Weiqiao Textile Co.-Class H	3,152,100	7,069,867

		16,094,200

		190,100,166

Consumer Staples - 3.5%
Beverages - 0.8%
Cia de Bebidas das Americas (ADR)	160,100	11,207,000
Compania Cervecerias Unidas SA	185,800	1,352,813
Compania Cervecerias Unidas SA (ADR)	38,900	1,434,243
Fomento Economico Mexicano SAB de CV (ADR)	229,027	9,005,341

		22,999,397

Food & Household Products - 0.2%
Marfrig Friforificos E Comer (b)	519,800	4,958,175

Food & Staples Retailing - 0.6%
Central European Distribution Corp. (b)	163,976	5,676,849
Centros Comerciales Sudamericanos SA	1,168,503	4,845,229
Wal-Mart de Mexico SAB de CV Series V	2,264,500	8,593,928

		19,116,006

Food Products - 1.9%
Charoen Pokphand Foods Public Co., Ltd.	17,119,600	2,578,477
China Mengniu Dairy Co. Ltd.	6,682,000	23,097,408
China Yurun Food Group Ltd.	20,860,000	23,269,313
Tiger Brands, Ltd.	68,121	1,743,113
Wimm-Bill-Dann Foods OJSC (ADR)	67,588	7,029,828

		57,718,139

		104,791,717

Health Care - 2.2%
Health Care Equipment & Supplies - 0.1%
China Medical Technologies, Inc. (ADR) (b)	114,300	3,637,026

Health Care Providers & Services - 0.5%
Network Healthcare Holdings Ltd. (b)	6,699,581	13,640,847

Pharmaceuticals - 1.6%
Pharmstandard (GDR) (a)(b)	79,000	1,325,620
Ranbaxy Laboratories Ltd.	1,696,014	14,814,988
Simcere Pharmaceutical Group (ADR) (b)	396,200	5,590,382
Teva Pharmaceutical Industries, Ltd. (ADR)	556,900	22,972,125
The United Laboratories Ltd. (b)	5,268,000	2,337,830

		47,040,945

		64,318,818

Utilities - 2.1%
Electric Utilities - 0.8%
CEZ	167,892	8,649,180
Cia Energetica de Minas Gerais (ADR)	140,000	2,954,000
CPFL Energia, SA (ADR)	33,600	2,040,528
Eletropaulo Metropolitana de Sao Paulo SA	61,688,900	4,057,908
Enersis SA/Chile (ADR)	323,500	6,486,175

		24,187,791

Independent Power Producers & Energy Traders - 0.2%
Glow Energy PCL	6,475,600	5,720,660

Water Utilities - 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo	1,205,600	26,261,955
Companhia de Saneamento de Minas Gerais	328,100	4,932,556

		31,194,511

		61,102,962

Technology/Electronics - 0.1%
Electronic Components & Instruments - 0.1%
Delta Networks, Inc. (b)	3,737,000	2,150,666

Industrial - 0.1%
Transportation Infrastructure - 0.1%
TAV Havalimanlari Holding AS (b)	197,472	1,730,231

Construction & Housing - 0.1%
Real Estate - 0.1%
Sinpas Gayrimenkul Yatirim O (b)	314,917	1,655,564

Consumer Cyclicals - 0.0%
Media - 0.0%
Dogan Yayin Holding (b)	1	3

Total Common Stocks (cost $1,805,370,255)		2,748,754,009

NON-CONVERTIBLE - PREFERRED STOCKS - 5.3%
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Petroleo Brasileiro SA	2,750,200	73,623,809

Materials - 1.6%
Metals & Mining - 1.6%
Usinas Siderurgicas de Minas Gerais SA	837,800	47,775,013

Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Samsung Electronics Co., Ltd.	53,430	24,969,409

Utilities - 0.4%
Electric Utilities - 0.2%
Cia Energetica de Minas Gerais	220,382	4,688,687

Independent Power Producers & Energy Traders - 0.2%
Cia Paranaense De Energi-pfd	373,600,000	6,449,394

		11,138,081

Total Non-Convertible - Preferred Stocks (cost $77,325,819)		157,506,312

WARRANTS - 0.3%
Finance - 0.2%
Banking - 0.2%
Sberbank, expiring 2/23/10 (b)	1,907	7,418,230

Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd, expiring 6/11/08 (a)(b)	955,500	2,259,758

Total Warrants (cost $9,566,473)		9,677,988

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
State Street Bank & Trust Co. 4.25%, dated 6/29/07, due 7/2/07 in the amount of $22,702,928 (collateralized by $22,620,000 FNMA, 5.75%, due 2/15/08, value $23,150,077) (cost $22,695,000)	$22,695	22,695,000

Total Investments - 99.3%
(cost $1,914,979,249)		2,938,633,309
Other assets less liabilities - 0.7%		21,687,470

Net Assets - 100.0%		$2,960,320,779

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $43,301,675 or 1.5% of net assets.

(b)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	—	American Depositary Receipt
FNMA	—	Federal National Mortgage Association
GDR	—	Global Depositary Receipt

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2007

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRUS - 38.6%
FIXED RATE 30-YEAR - 30.8%
Federal Gold Loan Mortgage Corp.
8.50%, 5/01/25(a)	$—	$5
4.50%, 8/01/35 - 3/01/37(a)	59,935	54,545,095
7.00%, 2/01/37(a)	57,127	58,630,125
6.00%, TBA	132,665	131,296,959
Federal National Mortgage Association
5.50%, 4/01/33 - 5/01/36(a)	711,835	688,697,390
5.00%, 4/01/34 - 5/01/37(a)	121,309	113,930,235
6.50%, 11/01/35 - 2/01/37(a)	120,921	122,099,360
4.50%, TBA	29,900	27,180,954
6.00%, TBA	54,905	54,270,188
6.50%, TBA(b)	234,830	237,031,531
Government National Mortgage Association
8.50%, 11/15/26(a)	1	1,032

		1,487,682,874

AGENCY ARMS - 3.3%
Federal Home Loan Mortgage Corp.
5.941%, 11/01/36(a)(c)	26,369	26,469,027
5.849%, 12/01/36(a)(c)	5,849	5,869,690
5.972%, 12/01/36(a)(c)	16,155	16,215,440
5.996%, 2/01/37 (c)	22,421	22,384,634
6.102%, 3/01/37(a)(c)	32,994	33,045,709
Federal National Mortgage Association
4.665%, 8/01/35(a)(c)	9,354	9,322,444
5.803%, 3/01/36(a)(c)	17,432	17,513,541
5.481%, 5/01/36(a)(c)	4,782	4,774,542
5.927%, 6/01/36(a)(c)	12,401	12,455,556
5.696%, 12/01/36(a)(c)	12,080	12,090,230

		160,140,813

NON-AGENCY ARMS - 2.3%
Banc of America Funding Corp.
Series 2007-C Class 1A3
5.763%, 5/20/36	21,468	21,174,265
Bear Stearns Alt-A Trust
Series 2006-1 Class 22A1
5.412%, 2/25/36(a)(c)	10,528	10,448,807
Series 2006-3 Class 22A1
6.22%, 5/25/36(a)(c)	7,455	7,483,142

		Principal Amount (000)	U.S. $ Value
Series 2007-1 Class 21A1
5.74%, 1/25/47(a)(c)		$31,130	$31,024,161
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A4
5.107%, 5/25/35(a)(c)		18,514	18,158,666
Indymac Index Mortgage Loan Trust
Series 2006-AR7 Class 4A1
6.237%, 5/25/36(a)(c)		9,158	9,176,978
Residential Funding Mortgage Securities I, Inc.
Series 2005-SA3 Class 3A
5.237%, 8/25/35(a)(c)		11,610	11,418,742

			108,884,761

FIXED RATE 15-YEAR - 2.2%
Federal National Mortgage Association
5.00%, 4/01/19 - 12/01/21(a)		111,024	107,484,729

Total Mortgage Pass-Thrus (cost $1,893,558,617)			1,864,193,177

NON-US DOLLAR - 10.7%
GOVERNMENT-RELATED - SOVEREIGNS - 10.7%
Japan Government
0.80%, 2/15/09(a)	JPY	6,418,000	52,005,008
0.70%, 6/20/10(a)		19,007,050	152,187,462
1.20%, 3/20/12		24,791,850	199,526,218
1.80%, 9/20/16(a)		8,003,000	64,970,125
Kingdom of Sweden
5.00%, 1/28/09(a)	SEK	311,235	46,035,403

Total Non-US Dollar (cost $521,120,905)			514,724,216

CORPORATES - INVESTMENT GRADE - 10.4%
CORPORATES - 10.4%
Financial Institutions - 3.2%
Banking - 1.4%
Barclays Bank PLC
8.55%, 9/29/49(a)(c)(d)	U.S.$	6,460	7,114,030
BK Tokyo-Mitsub UFJ NY
7.40%, 6/15/11(a)		1,210	1,290,066
BOI Capital Funding Number 2
5.571%, 2/01/49(a)(d)		1,500	1,422,274

	Principal Amount (000)	U.S. $ Value
Citigroup, Inc.
5.00%, 9/15/14(a)	$7,128	$6,780,595
Mitsubishi UFG Capital Finance 1, Ltd.
6.346%, 7/29/49(a)	3,245	3,188,459
RBS Capital Trust III
5.512%, 9/29/49(a)(c)	10,580	10,168,544
Resona Bank, Ltd.
5.85%, 9/29/49(a)(d)	1,300	1,242,959
Resona Preferred Global Securities
7.191%, 12/29/49(a)(c)(d)	2,460	2,515,372
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49(a)(c)(d)	2,270	2,163,310
Suntrust Bank
5.48%, 6/02/09(a)(c)	4,770	4,777,155
The Huntington National Bank
Senior Note
4.375%, 1/15/10(a)	4,100	3,993,486
UBS Preferred Funding Trust I
8.622%, 10/29/49(a)	6,990	7,591,748
UFJ Finance Aruba AEC
6.75%, 7/15/13(a)	2,366	2,498,245
Wachovia Capital Trust III
5.80%, 8/29/49(a)	5,965	5,939,004
Wells Fargo & Co.
Senior Note
4.20%, 1/15/10(a)	4,455	4,342,182
Zions Bancorporation
5.50%, 11/16/15(a)	4,040	3,882,909

		68,910,338

Brokerage - 0.1%
The Goldman Sachs Group, Inc.
4.75%, 7/15/13(a)	4,795	4,538,573

Finance - 1.2%
American General Finance Corp.
Medium-Term Note
4.625%, 5/15/09(a)	10,015	9,876,733
Capital One Bank
Subordinated Note
6.50%, 6/13/13(a)	2,884	2,961,998
Core Investment Grade Trust
4.642%, 11/30/07(a)	17,015	16,949,221
Countrywide Home Loans, Inc.
Medium-Term Note, Series L
4.00%, 3/22/11(a)	6,605	6,191,157

	Principal Amount (000)	U.S. $ Value
General Electric Capital Corp.
4.375%, 11/21/11(a)	$6,275	$5,999,697
HSBC Finance Corp.
7.00%, 5/15/12(a)	2,855	3,005,964
iStar Financial, Inc.
Senior Note
5.15%, 3/01/12(a)	2,965	2,853,211
SLM Corp.
5.375%, 1/15/13	12,175	10,751,718

		58,589,699

Insurance - 0.4%
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10(a)	5,700	5,496,117
Humana, Inc.
Senior Note
6.30%, 8/01/18(a)	3,550	3,508,099
Liberty Mutual Group
5.75%, 3/15/14(a)(d)	4,025	3,893,958
MetLife, Inc.
5.00%, 11/24/13(a)	4,125	3,965,887
WellPoint, Inc.
3.75%, 12/14/07(a)	1,796	1,781,930

		18,645,991

Real Estate Investment Trust - 0.1%
Simon Property Group LP
6.375%, 11/15/07(a)	4,290	4,302,003

		154,986,604

Industrial - 6.0%
Basic Industry - 0.4%
International Paper Co.
5.30%, 4/01/15(a)	5,170	4,882,196
International Steel Group, Inc.
6.50%, 4/15/14(a)	5,565	5,674,753
The Dow Chemical Co.
7.375%, 11/01/29(a)	755	817,173
Union Carbide Corp.
Debenture
7.75%, 10/01/96(a)	3,600	3,654,461
Westvaco Corp.
8.20%, 1/15/30(a)	1,700	1,798,590
Weyerhaeuser Co.
5.95%, 11/01/08(a)	4,060	4,089,812

		20,916,985

	Principal Amount (000)	U.S. $ Value
Capital Goods - 0.3%
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33(a)(d)	$5,920	$6,534,040
Textron Financial Corp.
4.125%, 3/03/08(a)	4,945	4,904,931
TYCO International Group, SA
6.00%, 11/15/13(a)	4,950	5,082,833

		16,521,804

Communications - Media - 1.1%
British Sky Broadcasting Group PLC
6.875%, 2/23/09(a)	2,115	2,158,324
BSKYB Finance United Kingdom PLC
5.625%, 10/15/15(a)(d)	6,400	6,169,837
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22(a)	5,575	7,075,517
Comcast Corp.
5.30%, 1/15/14(a)	4,800	4,626,874
Cox Enterprises, Inc.
4.375%, 5/01/08(a)(d)	6,050	5,989,355
News America Holdings, Inc.
9.25%, 2/01/13(a)	4,810	5,565,915
News America, Inc.
6.55%, 3/15/33(a)	3,525	3,437,855
R. R. Donnelley & Sons Co.
4.95%, 4/01/14(a)	2,635	2,407,249
Time Warner Entertainment Co.
Senior Debenture
8.375%, 3/15/23(a)	10,450	11,995,931
WPP Finance Corp.
5.875%, 6/15/14(a)	3,490	3,461,912

		52,888,769

Communications - Telecommunications - 2.1%
AT&T Corp.
7.30%, 11/15/11(a)	5,600	5,961,099
8.00%, 11/15/31(a)	1,800	2,139,444
Embarq Corp.
6.738%, 6/01/13(a)	795	810,166
7.082%, 6/01/16(a)	19,010	19,116,494
New Cingular Wireless Services, Inc.
7.875%, 3/01/11(a)	8,465	9,101,390
8.75%, 3/01/31(a)	5,010	6,245,566
Qwest Corp.
8.875%, 3/15/12(a)	1,020	1,099,050

	Principal Amount (000)	U.S. $ Value
Sprint Capital Corp.
8.375%, 3/15/12(a)	$20,520	$22,354,345
Telecom Italia Capital SA
4.00%, 11/15/08 - 1/15/10(a)	14,640	14,127,536
6.375%, 11/15/33(a)	1,375	1,295,180
Verizon Communications, Inc.
4.90%, 9/15/15(a)	4,390	4,109,110
Verizon New Jersey, Inc.
Debenture
5.875%, 1/17/12(a)	5,695	5,716,157
Vodafone Group PLC
5.50%, 6/15/11(a)	8,020	7,955,391

		100,030,928

Consumer Cyclical - Automotive - 0.1%
DaimlerChrysler North America Corp.
4.875%, 6/15/10(a)	2,995	2,937,933

Consumer Cyclical - Other - 0.5%
Centex Corp.
5.45%, 8/15/12(a)	2,979	2,842,413
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12(a)	8,008	8,339,091
7.375%, 11/15/15(a)	7,666	7,585,215
Toll Brothers Finance Corp.
6.875%, 11/15/12(a)	4,005	4,082,076

		22,848,795

Consumer Non-Cyclical - 0.8%
Altria Group, Inc.
7.75%, 1/15/27(a)	7,005	8,192,410
Cadbury Schweppes Finance
5.125%, 10/01/13(a)(d)	11,945	11,475,215
ConAgra Foods, Inc.
7.875%, 9/15/10(a)	1,223	1,304,622
Kraft Foods, Inc.
5.25%, 10/01/13(a)	6,910	6,644,456
Safeway, Inc.
4.125%, 11/01/08(a)	2,809	2,765,449
6.50%, 3/01/11(a)	1,895	1,943,277
Wyeth
5.50%, 2/01/14(a)	5,331	5,254,154

		37,579,583

Energy - 0.2%
Amerada Hess Corp.
7.875%, 10/01/29(a)	3,617	4,076,988

	Principal Amount (000)	U.S. $ Value
Tengizchevroil Finance Co.
6.124%, 11/15/14(a)(d)	$1,840	$1,805,592
Valero Energy Corp.
6.875%, 4/15/12(a)	6,055	6,340,978

		12,223,558

Technology - 0.5%
Cisco Systems, Inc.
5.25%, 2/22/11(a)	3,090	3,071,466
Electronic Data Systems Corp.
6.50%, 8/01/13(a)	13,077	12,924,692
International Business Machines Corp.
Medium-Term Note
4.375%, 6/01/09(a)	1,720	1,693,015
Motorola, Inc.
7.625%, 11/15/10(a)	609	641,867
7.50%, 5/15/25(a)	975	1,025,876
6.50%, 9/01/25(a)	6,135	5,868,367

		25,225,283

		291,173,638

Utilities - 1.2%
Electric - 1.1%
Carolina Power & Light Co.
6.50%, 7/15/12(a)	5,775	5,987,127
Consumers Energy Co.
Series C
4.25%, 4/15/08(a)	2,810	2,781,524
Exelon Corp.
6.75%, 5/01/11(a)	7,415	7,639,815
FirstEnergy Corp.
6.45%, 11/15/11(a)	7,945	8,146,906
7.375%, 11/15/31(a)	7,850	8,498,018
MidAmerican Energy Holdings Co.
Senior Note
5.875%, 10/01/12(a)	2,400	2,420,705
NiSource Finance Corp.
7.875%, 11/15/10(a)	3,010	3,204,997
Pacific Gas & Electric Co.
4.80%, 3/01/14(a)	3,280	3,099,905
Progress Energy, Inc.
7.10%, 3/01/11(a)	2,277	2,385,970
Public Service Co. of Colorado
7.875%, 10/01/12(a)	2,545	2,792,333

	Principal Amount (000)	U.S. $ Value
SPI Electricity & Gas Australia Holdings Pty, Ltd.
6.15%, 11/15/13(a)(d)	$5,805	$5,869,807

		52,827,107

Natural Gas - 0.1%
Duke Energy Field Services Corp.
7.875%, 8/16/10(a)	2,100	2,230,106
Enterprise Products Operating LP
Series B
5.60%, 10/15/14(a)	3,310	3,217,750

		5,447,856

		58,274,963

Total Corporates - Investment Grade (cost $513,924,109)		504,435,205

COMMERCIAL MORTGAGE BACKED SECURITIES - 7.3%
NON-AGENCY ADJUSTABLE RATE CMBS - 0.3%
GS Mortgage Securities Corp. II
Series 2007-EOP Class E
5.76%, 3/06/20(d)	5,835	5,835,117
JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14 Class A4
5.481%, 12/12/44(a)	6,750	6,584,667

		12,419,784

NON-AGENCY FIXED RATE CMBS - 7.0%
Banc America Commercial Mortgage, Inc.
Series 2001-PB1 Class A2
5.787%, 5/11/35(a)	7,567	7,599,013
Series 2004-3 Class A5
5.481%, 6/10/39(a)	13,780	13,551,391
Series 2004-4 Class A3
4.128%, 7/10/42(a)	8,850	8,602,180
Series 2004-6 Class A2
4.161%, 12/10/42(a)	11,835	11,478,480
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-T18 Class A4
4.933%, 2/13/42(a)	12,490	11,795,532
Citigroup Commercial Mortgage Trust
Series 2004-C1 Class A4
5.53%, 4/15/40(a)	10,280	10,106,413

	Principal Amount (000)	U.S. $ Value
Commercial Mortgage Asset Trust
Series 1999-C1 Class A3
6.64%, 1/17/32(a)	$0	$83
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class A3
6.022%, 6/15/38(a)	18,860	18,891,813
CS First Boston Mortgage Securities Corp.
Series 2003-CK2 Class A2
3.861%, 3/15/36(a)	7,790	7,650,637
Series 2004-C1 Class A4
4.75%, 1/15/37(a)	4,400	4,162,772
Series 2005-C1 Class A4
5.014%, 2/15/38(a)	10,900	10,335,096
GE Capital Commercial Mortgage Corp.
Series 2005-C3 Class A3FX
4.863%, 7/10/45(a)	12,735	12,470,648
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A4
4.111%, 7/05/35(a)	9,240	8,522,911
Series 2003-C2 Class A3
4.533%, 1/05/36(a)	2,526	2,435,909
Series 2005-GG3 Class A2
4.305%, 8/10/42(a)	13,565	13,175,632
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A6
5.396%, 8/10/38(a)	100	97,818
JPMorgan Chase Commercial Mortgage Securities
Series 2004-C1 Class A2
4.302%, 1/15/38(a)	9,775	9,320,160
Series 2005-LDP3 Class A2
4.851%, 8/15/42(a)	11,220	10,964,123
Series 2005-LDP4 Class A2
4.79%, 10/15/42(a)	8,210	8,012,638
Series 2006-CB15 Class A4
5.814%, 6/12/43(a)	11,890	11,811,050
Series 2006-CB16 Class A4
5.552%, 5/12/45(a)	21,000	20,517,840
Series 2005-LDP1 Class A4
5.038%, 3/15/46(a)	13,750	13,106,775
Series 2007-LD11 Class A2
6.007%, 6/15/49	29,120	29,346,554
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.133%, 6/15/29(a)	3,780	3,718,103
Series 2004-C8 Class A2

	Principal Amount (000)	U.S. $ Value
4.201%, 12/15/29(a)	$9,405	$9,118,916
Series 2005-C1 Class A4
4.742%, 2/15/30(a)	8,960	8,386,070
Series 2005-C7 Class A4
5.197%, 11/15/30(a)	10,140	9,724,263
Merrill Lynch Mortgage Trust
Series 2005-CKI1 Class A6
5.244%, 11/12/37(a)	9,140	8,823,826
Series 2005-MKB2 Class A2
4.806%, 9/12/42(a)	16,215	15,915,611
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2 Class A4
5.91%, 6/12/46(a)	11,735	11,821,034
Morgan Stanley Capital I
Series 2005-T17 Class A5
4.78%, 12/13/41(a)	13,195	12,372,579
Series 2005-HQ5 Class A4
5.168%, 1/14/42(a)	16,915	16,243,769

		340,079,639

Total Commercial Mortgage Backed Securities (cost $361,898,000)		352,499,423

BANK LOANS - 5.7%
NON-INVESTMENT GRADE - 5.7%
Financial Institutions - 0.6%
Banking - 0.1%
North Las Vegas
2.75%, 4/20/11	2,631	2,637,926
7.00%, 4/20/12	1,000	1,002,500

		3,640,426

Finance - 0.2%
Alix Partners, LLP
2.50%, 10/12/13	995	999,975
Blue Pearl USA, Ltd.
10.11%, 9/30/12	1,784	1,793,091
Gartmore Investment Management
7.36%, 5/30/14	2,000	1,994,160
HCP Acquisition, Inc.
9.61%, 2/13/15	1,000	1,010,000
Invenergy
8.36%, 4/17/14	3,500	3,500,000
J.G. Wentworth, LLC
10.35%, 3/01/14	1,000	990,000

	Principal Amount (000)	U.S. $ Value
Natural Products Group
7.61%, 3/05/14	$998	$941,390

		11,228,616

Financial-Other - 0.1%
Grosvenor Capital Management
2.25%, 11/29/13	998	1,003,735
Peach Holding, Inc.
3.75%, 11/21/13	988	994,906

		1,998,641

Real Estate Investment Trust - 0.2%
Capital Automotive REIT
7.11%, 12/16/10	1,861	1,869,456
Crescent Resources, LLC
3.00%, 11/01/12	7,000	6,985,440
Landsource Communities
8.11%, 2/26/14	2,500	2,504,375

		11,359,271

		28,226,954

Industrial - 4.9%
Basic Industry - 0.5%
Blitz 06-103 GMBH
7.60%, 12/04/13	2,488	2,483,619
Bluegrass Container Co.
5.012%, 12/30/13	3,000	3,045,000
Ferro Corp.
3.25%, 6/06/12	3,372	3,374,069
Freeport McMoran Copper & Gold
7.105%, 3/15/14	653	653,176
Hexion Specialty
2.00%, 5/04/13	4,464	4,484,466
John Maneely Co.
8.60%, 12/06/13	8,825	8,784,638
Tegrant Corp.
10.86%, 2/15/15	600	605,250

		23,430,218

Capital Goods - 0.7%
Building Materials Corp.
2.15%, 11/10/13	993	972,650
Champion Opco LLC
7.86%, 5/11/13	2,000	1,997,500
Clarke American Corp.
7.855%, 3/09/14	8,000	7,960,000

	Principal Amount (000)	U.S. $ Value
Dresser, Inc.
7.86%, 10/31/13	$2,500	$2,505,200
Fenwal, Inc.
7.61%, 2/20/14	3,750	3,759,375
GPS CCMP Merger Corp.
2.50%, 10/31/13	4,455	4,369,063
Kranson Industries, Inc.
7.61%, 7/31/13	1,809	1,813,181
Ply Gem Industries, Inc.
8.10%, 8/15/11	2,500	2,491,973
Ravago Holding America, Inc.
8.11%, 1/31/14	1,995	1,995,000
United Subcontractor, Inc.
8.12%, 12/27/12	6,705	6,632,189

		34,496,131

Communications - Media - 0.6%
Cablevision Systems Corp.
1.75%, 2/24/13	2,228	2,224,961
Cebridge Connections
6.00%, 5/04/15	3,036	3,130,888
Charter Communications Operations
7.36%, 2/14/14	7,750	7,679,785
Idearc, Inc.
2.00%, 11/17/14	3,582	3,589,844
Intelsat Bermuda, Ltd.
7.86%, 2/15/14	3,000	3,006,000
Sirius Computer Solutions
8.12%, 11/30/12	1,841	1,845,757
Tribune Company
8.36%, 5/14/14	2,500	2,433,325
Univision Communications, Inc.
7.61%, 8/15/14	3,000	2,935,296

		26,845,856

Communications - Telecommunications - 0.2%
Cellnet Group, Inc.
7.36%, 7/24/11	1,000	998,730
7.61%, 7/24/11	1,000	1,000,956
Level 3 Communications, Inc.
7.61%, 12/01/11	4,500	4,511,250
Nuvox, Inc.
8.61%, 5/01/14	1,000	1,002,500
Proquest CSA, LLC
8.36%, 2/07/14	4,000	4,000,000

		11,513,436

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.4%
Delphi Corp.
8.11%, 12/31/07	$4,000	$4,012,000
Ford Motor Co.
8.35%, 11/29/13	4,975	4,996,790
General Motors Corp.
2.375%, 12/16/13	1,247	1,254,980
Lear Corp.
2.50%, 4/25/12	2,485	2,463,256
Visteon Corp.
8.35%, 5/31/13	5,000	5,003,150

		17,730,176

Consumer Cyclical - Other - 0.2%
Metro-Goldwyn-Mayer
8.605%, 4/08/12	1,995	1,996,257
Seminole Tribe of Florida
6.86%, 2/20/14	1,000	998,750
Six Flags Theme Parks, Inc.
7.61%, 4/30/15	4,000	3,951,680
TDS Investor Corp.
8.36%, 8/22/13	4,875	4,893,508

		11,840,195

Consumer Cyclical - Retailers - 0.2%
David’s Bridal
7.35%, 1/31/14	3,000	2,951,250
Mattress Holding Corp.
7.61%, 2/21/14	500	500,000
Michaels Stores, Inc.
7.61%, 10/31/13	3,500	3,479,945
Targus Group International
8.86%, 11/22/12	2,934	2,892,521

		9,823,716

Consumer Non-Cyclical - 0.5%
Best Brands Corp.
8.115%, 12/18/12	976	973,669
Carestream Health, Inc.
7.36%, 4/30/13	1,000	1,000,000
Community Health Services, Inc.
Delayed Draw
7.61%, 7/01/14	124	123,924
Term Loan B
7.61%, 7/01/14	1,876	1,878,996
HCA, Inc.
7.60%, 11/07/13	4,969	4,996,342

	Principal Amount (000)	U.S. $ Value
Sun Healthcare Group, Inc.
7.36%, 1/15/08 - 4/12/14	$3,000	$3,000,000
Talecris Biotherapeutics Holdings Corp.
3.50%, 12/06/13	7,980	8,019,900
6.50%, 12/01/14	2,000	2,060,000

		22,052,831

Energy - 0.2%
ATP Oil & Gas Corp.
3.50%, 4/30/10	995	997,489
CDX Gas LLC
5.25%, 3/31/13	5,000	5,125,000
Endeavor
7.00%, 11/01/11	3,000	3,075,000
Western Refining, Inc.
7.11%, 2/08/14	2,000	2,002,808

		11,200,297

Industrial Other - 0.1%
Education Management LLC
2.50%, 5/26/13	3,176	3,169,045

Services - 0.6%
N.E.W. Holdings LLC
7.86%, 5/18/14	2,000	1,994,380
On Assignment, Inc.
7.61%, 1/29/13	1,493	1,492,500
PGT Industies
8.36%, 2/14/12	4,630	4,617,982
Sabre, Inc.
7.60%, 9/30/14	4,859	4,796,259
Select Personnel Services
4.50%, 6/30/12	2,888	2,909,156
Sitel LLC
7.85%, 1/30/14	5,111	5,129,832
Tandus Corp.
7.86%, 5/30/14	2,000	1,987,500
Vanguard Car Rental USA Holding, Inc.
3.00%, 5/15/13	2,108	2,121,199
West Corp.
7.735%, 10/18/13	5,721	5,731,527

		30,780,335

Technology - 0.5%
Dealer Computer Services, Inc.
5.50%, 10/26/12	1,500	1,528,125
7.35%, 10/26/12	4,875	4,891,532

	Principal Amount (000)	U.S. $ Value
Freescale Semiconductor, Inc.
7.11%, 12/02/13	$2,000	$1,963,580
Infor Enterprise Solutions Holdings, Inc.
3.75%, 7/28/12	2,985	3,003,021
IPC Systems, Inc.
10.61%, 5/10/15	2,000	1,995,000
Leap Wireless International, Inc.
2.75%, 5/31/13	3,960	3,964,950
Marvell Technology Group
2.00%, 11/06/09	2,480	2,492,086
Sorenson Communications, Inc.
7.00%, 1/31/14	2,484	2,515,162
Sungard Data System, Inc.
7.36%, 2/11/13	718	721,102

		23,074,558

Transportation - Services - 0.2%
Oshkosh Truck Corp.
7.105%, 12/06/13	4,478	4,492,052
Swift Transportation
8.36%, 5/30/14	4,550	4,476,062

		8,968,114

		234,924,908

Utilities - 0.2%
Electric - 0.1%
Northeast Biofuels, LLC
3.25%, 6/30/13	4,000	4,000,000

Natural Gas - 0.1%
Infrastrux Group, Inc.
3.25%, 11/03/12	2,788	2,788,023
McMoran Oil & Gas
12.35%, 1/30/12	1,500	1,511,250

		4,299,273

Utility-Other - 0.0%
GBGH LLC
5.50%, 8/07/13	2,970	2,970,000

		11,269,273

Total Bank Loans (cost $274,829,967)		274,421,135

	Principal Amount (000)	U.S. $ Value
ASSET-BACKED SECURITIES - 4.6%
AUTOS - FIXED RATE - 0.1%
Capital Auto Receivables Asset Trust
Series 2005-SN1A Class A3A
4.10%, 6/15/08(a)	$2,113	$2,111,486

CREDIT CARDS - FLOATING RATE - 0.8%
American Express Credit Account Master Trust
Series 2005-1 Class A
5.35%, 10/15/12(a)(c)	9,305	9,312,277
MBNA Credit Card Master Note Trust
Series 2001-A5 Class A5
5.53%, 3/15/11(a)(c)	30,140	30,222,885

		39,535,162

HOME EQUITY LOANS - FIXED RATE - 0.6%
Citifinancial Mortgage Securities, Inc.
Series 2003-1 Class AFPT
3.36%, 1/25/33(a)	3,215	3,043,405
Credit-Based Asset Servicing & Securities Trust
Series 2005-CB7 Class AF2
5.147%, 11/25/35(a)(c)	8,145	8,095,459
Home Equity Mortgage Trust
Series 2005-4 Class A3
4.742%, 1/25/36(a)	7,316	7,279,557
Series 2006-1 Class A2
5.30%, 5/25/36(a)	4,135	4,038,737
Residential Funding Mortgage Securities II
Series 2005-HI2 Class A3
4.46%, 5/25/35(a)	5,607	5,549,395

		28,006,553

HOME EQUITY LOANS - FLOATING RATE - 2.3%
Asset Backed Funding Certificates
Series 2003-WF1 Class A2
6.07%, 12/25/32(a)(c)	3,555	3,561,768
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1 Class 1A1
5.47%, 4/25/22(a)(c)	975	974,845
Series 2007-HE3 Class M1
5.77%, 4/25/37(a)(c)	10,375	10,417,123
GE-WMC Mortgage Securities LLC
Series 2005-2 Class A2B
5.49%, 12/25/35(a)(c)	8,945	8,949,195

	Principal Amount (000)	U.S. $ Value
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3 Class A1
5.58%, 1/20/35(a)(c)	$5,736	$5,749,345
Home Equity Loan Trust
Series 2007-FRE1 Class 2AV2
5.47%, 4/25/37	16,625	16,625,000
HSI Asset Securitization Corp. Trust
Series 2006-OPT2 Class 2A1
5.40%, 1/25/36(a)(c)	3,531	3,530,668
Master Asset Backed Securities Trust
Series 2004-HE1 Class A1
5.72%, 9/25/34(a)(c)	3,249	3,262,874
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS Class A1
5.44%, 10/25/46(a)(c)	16,165	16,164,577
Option One Mortgage Loan Trust
Series 2006-3 Class M1
5.55%, 2/25/37(a)(c)	6,080	6,056,288
Residential Asset Mortgage Products, Inc.
Series 2005-RS3 Class AIA2
5.49%, 3/25/35(a)(c)	4,195	4,195,484
Series 2005-RZ1 Class A2
5.52%, 4/25/35(a)(c)	8,481	8,480,935
Residential Asset Securities Corp.
Series 2003-KS3 Class A2
5.92%, 5/25/33(a)(c)	484	483,891
Saxon Asset Securities Trust
Series 2005-4 Class A2B
5.50%, 11/25/37(a)(c)	7,208	7,210,184
Soundview Home Equity Loan Trust
Series 2007-OPT3 Class 2A2
5.45%, 7/25/37	10,000	9,999,900
Specialty Underwriting & Residential Finance
Series 2006-BC1 Class A2A
5.40%, 12/25/36(a)(c)	3,857	3,857,446
Structured Asset Investment Loan Trust
Series 2006-1 Class A1
5.40%, 1/25/36(a)(c)	2,086	2,084,813

		111,604,336

OTHER - FIXED RATE - 0.1%
DB Master Finance, LLC
Series 2006-1 Class A2
5.779%, 6/20/31(a)(d)	3,700	3,728,305

	Principal Amount (000)	U.S. $ Value
OTHER - FLOATING RATE - 0.7%
Ballyrock ABS CDO, Ltd.
Series 2007-1A Class A1B
6.11%, 11/06/47(d)	$11,125	$10,458,056
Cairn Mezz ABS CDO PLC
Series 2007-3A Class A2B
5.988%, 8/13/47(a)(c)(d)	4,915	4,233,584
Halcyon Securitized Products Investors CDO, Ltd.
Series 2007-1A Class A2
6.367%, 5/13/46(d)	2,700	2,619,000
Neapolitan Segregated Portfolio
Series 2007-1A Class I
6.34%, 3/30/46(d)	6,005	5,704,810
Petra Cre Cdo
Series 2007-1A Class C
6.27%, 12/31/47(c)(d)	7,100	6,924,914
SLM Student Loan Trust
Series 2003-C Class A1
5.46%, 9/15/16(a)(c)	5,213	5,221,117

		35,161,481

Total Asset-Backed Securities (cost $222,015,254)		220,147,323

GOVERNMENT-RELATED - NON-US ISSUERS - 3.9%
SOVEREIGNS - 3.9%
Russian Federation
7.50%, 3/31/30(a)(d)	86,063	94,453,621
United Mexican States
7.50%, 1/14/12	22,300	23,894,450
5.625%, 1/15/17(a)	72,002	70,381,955

Total Government-Related - Non-US Issuers (cost $188,117,601)		188,730,026

U.S. TREASURIES - 2.5%
United States Treasury Bonds
8.75%, 5/15/17(a)	7,610	9,750,313
4.50%, 2/15/36(a)(e)	123,755	112,056,316

Total U.S. Treasuries (cost $122,200,195)		121,806,629

	Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - NON-INVESTMENT GRADE - 2.2%
SOVEREIGNS - 2.2%
Republic of Brazil
8.25%, 1/20/34(a)	$53,320	$65,450,300
Republic of Panama
8.875%, 9/30/27	8,675	10,921,825
9.375%, 4/01/29	8,625	11,428,125
Republic of Peru
7.35%, 7/21/25(a)	15,978	17,799,492

Total Emerging Markets - Non-Investment Grade (cost $100,533,282)		105,599,742

MORTGAGE CMOS - 1.4%
AGENCY ADJUSTABLE RATE - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5 Class AB4
5.776%, 5/28/35(a)(c)	1,605	1,608,154

NON-AGENCY ADJUSTABLE RATE - 0.4%
Countrywide Alternative Loan Trust
Series 2005-62 Class 2A1
6.029%, 12/25/35(a)(c)	7,328	7,346,694
JPMorgan Alternative Loan Trust
Series 2006-S1 Class 3A1
5.43%, 3/25/36(a)(c)	3,418	3,418,584
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5 Class 1A1
5.65%, 10/19/34(a)(c)	6,397	6,399,813
Washington Mutual, Inc.
Series 2005-AR2 Class 2A22
5.54%, 1/25/45(a)(c)	710	709,773

		17,874,864

NON-AGENCY FIXED RATE - 1.0%
Countrywide Alternative Loan Trust
Series 2006-J8 Class A2
6.00%, 2/25/37(a)	19,901	19,806,119
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9 Class 2A1A
5.149%, 12/25/35(a)(c)	14,712	14,556,929

	Principal Amount (000)	U.S. $ Value
Residential Accredit Loans, Inc.
Series 2007-QS1 Class 1A1
6.00%, 1/25/37(a)	$14,685	$14,715,213

		49,078,261

Total Mortgage CMOS (cost $68,910,838)		68,561,279

CORPORATES - NON-INVESTMENT GRADE - 1.2%
CORPORATES - 1.2%
Financial Institutions - 0.1%
Insurance - 0.1%
Liberty Mutual Group
7.80%, 3/15/37(a)(d)	6,060	5,695,855

Industrial - 0.9%
Basic Industry - 0.1%
AK Steel Corp.
7.875%, 2/15/09(a)	847	844,882
Ineos Group Holdings PLC
8.50%, 2/15/16(a)(d)	3,550	3,470,125
Packaging Corp. of America
5.75%, 8/01/13(a)	4,135	4,004,198

		8,319,205

Communications - Media - 0.3%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12(a)	3,675	3,629,063
Clear Channel Communications, Inc.
5.50%, 9/15/14(a)	8,805	7,524,436
DirecTV Holdings LLC
6.375%, 6/15/15(a)	3,525	3,313,500

		14,466,999

Communications - Telecommunication - 0.1%
Qwest Communications International, Inc.
Callable 2/15/09 @ 103.75
7.50%, 2/15/14(a)	3,290	3,331,125

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co.
6.625%, 6/16/08(a)	5,310	5,306,416

Consumer Cyclical - Other - 0.1%
MGM MIRAGE
8.375%, 2/01/11(a)	3,245	3,318,012

	Principal Amount (000)	U.S. $ Value
Riviera Holdings Corp.
11.00%, 6/15/10(a)	$1,110	$1,150,704

		4,468,716

Consumer Non-Cyclical - 0.1%
Tyson Foods, Inc.
8.25%, 10/01/11(a)	3,460	3,742,917

Transportation - Services - 0.1%
Hertz Corp.
Class A
8.875%, 1/01/14(a)	3,040	3,169,200

		42,804,578

Utilities - 0.2%
Electric - 0.1%
NRG Energy, Inc.
7.25%, 2/01/14(a)	560	561,400
7.375%, 2/01/16(a)	2,985	2,992,462

		3,553,862

Utility - Natural Gas - 0.1%
The Williams Cos., Inc.
7.875%, 9/01/21(a)	3,235	3,477,625

		7,031,487

Total Corporates - Non-Investment Grade (cost $56,522,709)		55,531,920

SHORT-TERM INVESTMENTS - 21.3%
Agency Discount Notes - 21.0%
Federal Home Loan Bank
Zero coupon, 7/02/07 - 7/17/07	319,500	319,073,333
Federal Home Loan Mortgage Corp.
Zero Coupon, 7/12/07 - 8/20/07	400,000	398,317,226
Federal National Mortgage Association
Zero Coupon, 8/14/07 - 9/13/07	300,000	297,740,695

		1,015,131,254

TIME DEPOSIT - 0.3%
State Street Euro Dollar
4.60%, 7/02/07	15,200	15,200,000

Total Short-Term Investments (cost $1,030,331,254)		1,030,331,254

Total Investments - 109.8% (cost $5,353,962,731(f))		5,300,981,329
Other assets less liabilities - (9.8)%		(472,612,109)

Net Assets - 100%		$4,828,369,220

INTEREST RATE SWAP CONTRACTS

			RATE TYPE
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation / (Depreciation)
Lehman Brothers	116,000	10/28/07	3 month LIBOR	†	4.800%	$(351,559)
Lehman Brothers	43,445	11/02/07	3 month LIBOR	†	4.814%	(153,318)
Lehman Brothers	107,000	1/23/08	3 month LIBOR	†	4.778%	724,874
Lehman Brothers	49,000	12/04/11	3 month LIBOR	†	4.850%	(1,203,793)

†	LIBOR (London Interbank Offered Rate).

FORWARD CURRENCY EXCHANGE CONTRACTS

		Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Purchase Contracts
Japanese Yen	Settling 7/06/07	1,951,453	$15,912,561	$15,864,242	$(48,319)
Japanese Yen	Settling 7/06/07	97,786	789,946	794,945	4,999
Mexican Peso	Settling 7/10/07	941,023	86,208,177	87,048,986	840,808
Sale Contracts
Japanese Yen	Settling 7/06/07	10,235,893	83,014,814	83,212,196	(197,382)
Japanese Yen	Settling 7/06/07	49,732,408	410,333,395	404,297,213	(6,036,182)
Mexican Peso	Settling 7/10/07	942,167	87,517,224	87,154,817	362,407
Swedish Krona	Settling 7/30/07	319,802	46,937,192	46,833,106	104,086

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2007	Unrealized (Depreciation)
Purchased
U.S. Treasury Bonds
Futures	1,446	September 2007	156,930,068	155,806,500	$(1,123,568)
U.S. Treasury Notes
10 Yr Futures	4,462	September 2007	475,225,924	471,647,344	(3,578,580)
U.S. Treasury Notes
2 Yr Futures	884	September 2007	180,476,689	180,142,625	(334,064)
Sold
U.S. Treasury Notes
5 Yr Futures	1477	September 2007	153,568,670	153,723,391	(154,721)

					(5,190,933)

(a)	Positions, or portion thereof, with an aggregate market value of $3,142,081,840 have been segregated to collateralize open forward currency exchange contracts.

(b)	When-issued security.

(c)	Variable rate coupon, rate shown as of June 30, 2007.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $199,319,135 or 4.1% of net assets.

(e)	Represents entire or partial position segregated as collateral for open future contracts.

(f)	At June 30, 2007, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,880,706 and gross unrealized depreciation of investments was $70,862,025, resulting in net unrealized depreciation of $52,981,319 (excluding foreign currency transactions and futures contracts and swaps).

Glossary of Terms:

TBA - (To Be Announced) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Currency Abbreviation:

JPY – Japanese Yen

SEK – Swedish Krona

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRU’S - 31.0%
Agency ARMS - 9.6%
Federal Home Loan Mortgage Corp.
Series 2006
4.22%, 4/01/35 (a)	$3,349	$3,324,676
6.189%, 12/01/36 (a)	2,152	2,164,799
Series 2007
5.944%, 11/01/36 (a)	4,148	4,163,887
5.957%, 2/01/37 (a)	2,500	2,512,695
5.979%, 3/01/37 (a)	3,379	3,402,276
6.124%, 1/01/37 (a)	3,289	3,305,641
6.125%, 3/01/37 (a)	3,237	3,242,148
Federal National Mortgage Association
Series 2005
4.78%, 7/01/35 (a)	815	814,654
6.03%, 1/01/36 (a)	1,289	1,316,000
Series 2006
5.481%, 5/01/36 (a)	1,934	1,930,397
5.802%, 3/01/36 (a)	3,691	3,708,391
5.927%, 6/01/36 (a)	2,396	2,406,187
Series 2007
5.78%, 12/01/36 (a)	1,786	1,789,208
5.80%, 1/01/37 (a)	5,091	5,100,717

		39,181,676

Fixed Rate 30-Year - 8.6%
Federal Gold Loan Mortgage Corp.
Series 2006
7.00%, 5/01/35	4,427	4,551,106
Series 2007
7.00%, 2/01/37	7,206	7,395,797
Federal National Mortgage Association
6.50%, TBA	9,925	10,018,047
Series 1995
7.00%, 9/01/25	5	5,508
Series 1998
7.00%, 4/01/28 - 6/01/28	13	13,989
Series 1999
7.00%, 6/01/29 - 10/01/29	210	218,135

Series 2000
7.00%, 1/01/30 - 9/01/30	40	41,471
Series 2001
7.00%, 5/01/30 - 1/01/32	720	747,376
Series 2002
7.00%, 1/01/32 - 12/01/32	3,334	3,453,951
Series 2003
7.00%, 4/01/31 - 12/01/33	867	896,271
Series 2004
7.00%, 7/01/30 - 11/01/34	7,028	7,278,004
Government National Mortgage Association
Series 2002
7.50%, 3/15/32	525	549,625

		35,169,280

Fixed Rate 15-Year - 8.3%
Federal Gold Loan Mortgage Corp.
Series 2001
9.00%, 3/01/08	2	2,360
Series 2006
5.00%, 4/01/21	9,606	9,290,553
Series 2007
5.00%, 9/01/21	21,175	20,479,611
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	290	299,697
Series 2001
6.00%, 11/01/16 - 12/01/16	1,577	1,586,103
Series 2002
6.00%, 2/01/17	1,500	1,508,985
8.00%, 7/01/17	488	509,716

		33,677,025

Non-Agency ARMS - 4.5%
Banc of America Funding Corp.
Series 2007-C, Class 1A3
5.763%, 5/20/36 (a)	3,215	3,171,371
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.405%, 2/25/36 (b)	2,164	2,147,830
Series 2006-3, Class 22A1
6.219%, 5/25/36 (b)	1,321	1,326,127
Series 2007-1, Class 21A1
5.74%, 1/25/47 (b)	3,202	3,190,813
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.107%, 5/25/35 (b)	1,601	1,570,313
Indymac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1
6.019%, 9/25/36 (b)	2,895	2,888,965
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.237%, 5/25/36 (b)	946	947,880
JPMorgan Mortgage Trust
Series 2006-A4, Class 1A1
5.862%, 6/25/36 (b)	1,559	1,552,558
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.235%, 8/25/35 (b)	1,596	1,569,586

		18,365,443

Total Mortgage Pass-Thru’s (cost $127,481,586)		126,393,424

COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9%
Non-Agency Fixed Rate CMBS - 17.4%
Asset Securitization Corp.
Series 1996-MD6, Class A1C
7.04%, 11/13/29	979	982,103
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45	2,900	2,860,531
Series 2007-1, Class A2
5.49%, 1/15/49	3,000	2,957,670
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A2
6.46%, 10/15/36	4,331	4,453,654
Series 2007-PW15, Class A2
5.205%, 2/11/44	1,965	1,923,480
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/49	3,655	3,581,059
CW Capital Cobalt Ltd.
Series 2006-C1, Class A2
5.174%, 8/15/48	3,260	3,194,050
First Union-Lehman Brothers-Bank of America
Series 1998-C2, Class A2
6.56%, 11/18/35	2,984	2,992,882
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	2,550	2,497,067
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.305%, 8/10/42	3,300	3,205,277
Series 2007-GG9, Class A2
5.38%, 3/10/39	2,350	2,321,871
GS Mortgage Securities Corp. II
Series 2007-GG10, Class AJ
5.993%, 8/10/45 (b)	1,600	1,576,848
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	1,900	1,811,591
Series 2005-LDP5, Class A2
5.198%, 12/15/44	2,800	2,758,207
Series 2007-LD11, Class C
6.007%, 6/15/49 (b)	2,570	2,525,256

LB-UBS Commercial Mortgage Trust
Series 2003-C5, Class A3
4.254%, 7/15/27	3,535	3,380,512
Series 2004-C7, Class A2
3.992%, 10/15/29	5,385	5,202,615
Series 2005-C7, Class XCL
0.082%, 11/15/40 (b)(c)(d)	70,624	659,624
Series 2006-C1, Class XCL
0.069%, 2/15/41 (b)(c)(d)	96,346	1,066,552
Series 2006-C6, Class A2
5.262%, 9/15/39	4,500	4,446,900
Series 2007-C1, Class A2
5.318%, 2/15/40	3,175	3,137,281
Morgan Stanley Capital I
Series 2006-T21, Class X
0.151%, 10/12/52 (b)(c)(d)	57,234	825,316
Nomura Asset Securities Corp.
Series 1998-D6, Class A1B
6.59%, 3/15/30	4,644	4,669,901
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A2
5.275%, 11/15/48	5,400	5,314,086
Series 2007-C30, Class A3
5.246%, 12/15/43	2,750	2,696,183

		71,040,516

Non-Agency Adjustable Rate CMBS - 3.5%
Commercial Mortgage Pass-Through Certificates
Series 2007-FL14, Class C
5.62%, 6/15/22 (a)(c)	2,600	2,600,000
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
5.79%, 10/15/21 (a)(c)	2,000	2,000,000
Series 2007-TFLA, Class A2
5.44%, 2/15/22 (a)(c)	3,000	3,000,090
CS First Boston Mortgage Securities Corp.
Series 2005-TF2A, Class F
5.82%, 9/15/20 (a)(c)	1,065	1,065,000
Series 2005-TF2A, Class G
5.87%, 9/15/20 (a)(c)	1,065	1,065,000
GS Mortgage Securities Corp. II FRN
Series 2007-EOP, Class F
5.80%, 3/06/20 (a)(c)	620	620,012

Morgan Stanley Capital I
Series 2005-XLF, Class G
5.271%, 8/15/19 (a)(c)	2,645	2,645,000
Wachovia Bank Commercial Mortgage Trust FRN
Series 2006-WL7A, Class H
5.72%, 8/11/18 (a)(c)	1,300	1,300,000

		14,295,102

Total Commercial Mortgage-Backed Securities (cost $86,765,422)		85,335,618

MORTGAGE CMO’S - 15.5%
Non-Agency Fixed Rate - 7.8%
American Home Mortgage Investment Trust
Series 2004-3, Class MF1
5.35%, 10/25/34	2,000	1,945,100
Countrywide Alternative Loan Trust
Series 2006-J8, Class A2
6.00%, 2/25/37	3,898	3,879,025
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2006-AB2, Class A7
5.961%, 6/25/36 (b)	1,398	1,394,076
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36 (b)	1,223	1,197,868
Series 2005-A9, Class 2A1A
5.159%, 12/25/35 (b)	1,845	1,826,007
Morgan Stanley Mortgage Loan Trust
Series 2006-11, Class 1A2
6.354%, 8/25/36 (b)	2,070	2,073,043
Nomura Asset Acceptance Corp.
Series 2006-WF1, Class A2
5.755%, 6/25/36 (b)	2,980	2,963,819
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37	6,578	6,591,673
Series 2007-QS1, Class 2A10
6.00%, 1/25/37	2,476	2,491,173
Residential Asset Mortgage Products, Inc.
Series 2004-SL2, Class A2
6.50%, 10/25/31	2,093	2,108,032
Structured Asset Securities Corp.
Series 2006-RM1, Class AIO
5.00%, 8/25/46 (c)(d)	4,086	871,992
Washington Mutual Mortgage Pass Through
Series 2007-HY4, Class 2A2
5.746%, 4/25/37 (a)	3,036	3,024,769
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A4
5.519%, 8/25/36 (b)	1,377	1,371,669

		31,738,246

Non-Agency Adjustable Rate - 4.5%
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
6.651%, 9/25/45 (a)	987	994,612
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
6.029%, 12/25/35 (a)	782	783,756
Series 2006-OA14, Class 3A1
5.877%, 11/25/46 (a)	1,064	1,063,008
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A6
5.80%, 2/25/35 (a)	2,945	2,948,818
Deutsche ALT-A Securities, Inc. Alternate Loan Trust FRN
Series 2007-OA4, Class 1A1A
5.51%, 8/25/47 (a)	1,000	1,000,000
Deutsche ALT-A Securities, Inc. Mortgage Loan
Series 2005-AR1, Class 1A1
5.633%, 8/25/35 (a)	979	980,041
Merrill Lynch Mortgage Investors, Inc.
Series 2003-F, Class A1
5.643%, 10/25/28 (a)	2,317	2,315,743
Series 2004-A, Class A1
5.553%, 4/25/29 (a)	1,774	1,771,903
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
5.553%, 5/25/35 (a)	258	258,387
Series 2005-9, Class 2A1
6.227%, 5/25/35 (a)	649	651,137
Wachovia Bank Commercial Mortgage Trust FRN
Series 2007-WHL8, Class E
5.72%, 6/15/20 (a)(c)	1,000	998,130
Washington Mutual, Inc.
Series 2006-AR11, Class 1A
5.843%, 9/25/46 (a)	1,192	1,187,264
Series 2006-AR11, Class 3A1A
5.947%, 9/25/46 (a)	830	827,031
Series 2006-AR4, Class 1A1B
5.967%, 5/25/46 (a)	973	973,093
Series 2007-OA1, Class A1A
5.729%, 2/25/47 (a)	1,533	1,532,832

		18,285,755

Agency Fixed Rate - 3.0%
Federal Home Loan Mortgage Corp.
Series 2004-227, Class IO
5.00%, 12/01/34 (d)	3,248	845,580
Series 2005-231, Class IO
5.50%, 8/01/35 (d)	1,981	531,066
Series 2005-232, Class IO
5.00%, 8/01/35 (d)	9,000	2,341,876
Series 2007-245, Class IO
5.00%, 5/15/37 (d)	1,520	432,531
Federal National Mortgage Association
Series 2003-337, Class 2
5.00%, 7/01/33 (d)	7,340	1,853,271
Series 2004-353, Class 2
5.00%, 8/01/34 (d)	6,899	1,790,478
Series 2005-357, Class 2
5.00%, 3/01/35 (d)	9,245	2,403,770
Series 2005-360, Class 2
5.00%, 8/01/35 (d)	2,106	551,510
Series 2007-379, Class 2
5.50%, 5/25/37 (d)	2,750	794,910
Series 363, Class 2
5.50%, 11/01/35 (d)	2,771	751,188

		12,296,180

Agency Adjustable Rate - 0.2%
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
5.74%, 7/15/23 (a)	1,046	1,047,259

Total Mortgage CMO’s (cost $62,829,463)		63,367,440

ASSET-BACKED SECURITIES - 12.5%
Home Equity Loans - Fixed Rate - 5.9%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	1,370	1,338,339
Bayview Financial Acquisition Trust
Series 2007-A, Class 1A1
6.129%, 5/28/37	229	228,533
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (e)	1,250	1,183,127
Series 2004-1, Class AF2
2.645%, 4/25/34	628	613,865
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	1,400	1,372,868
Credit-Based Asset Servicing and Securities Trust
Series 2003-CB3, Class AF1
2.879%, 12/25/32	933	877,909
Series 2005-CB4, Class AF2
4.751%, 8/25/35	3,850	3,800,150
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (b)(c)	1,200	1,189,596
Series 2007-CB4, Class A2A
5.844%, 4/25/37	1,161	1,160,094

Flagstar Home Equity Loan Trust
Series 2007-1A, Class AF2
5.765%, 1/25/35 (c)	2,100	2,083,788
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	1,538	1,532,728
Household Home Equity Loan Trust
Series 2006-4, Class A2F
5.32%, 3/20/36	725	719,418
Series 2007-1, Class A2F
5.60%, 3/20/36	2,610	2,597,315
Series 2007-2, Class A2F
5.69%, 7/20/36	1,265	1,259,257
Nationstar Nim Trust
Series 2007-A, Class A
9.97%, 3/25/37 (c)	228	226,258
Residential Asset Mortgage Products, Inc.
Series 2004-RS4, Class AI4
4.911%, 4/25/34 (b)	1,874	1,861,534
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (b)(c)	1,089	1,085,211
Structured Asset Securities Corp.
Series 2007-RM1, Class AI0
5.00%, 5/25/47 (c)(d)	4,166	1,002,485

		24,132,475

Home Equity Loans - Floating Rate - 4.0%
ACE Securities Corp.
Series 2003-OP1, Class A2
5.68%, 12/25/33 (a)	213	213,424
BNC Mortgage Loan Trust
Series 2007-2, Class M5
6.22%, 5/25/37 (a)	420	421,617
Countrywide Asset-Backed Certificates
Series 2003-BC1, Class A1
6.12%, 3/25/33 (a)	277	277,279
Countrywide Asset-Backed Certificates FRN
Series 2007-10, Class 2A2
5.44%, 6/25/30 (a)	850	850,162
Home Equity Mortgage Trust
Series 2005-3, Class M1
5.863%, 11/25/35 (a)	3,825	3,748,500
Household Home Equity Loan Trust
Series 2006-1, Class M1
5.60%, 1/20/36 (a)	1,074	1,073,015

HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A1
5.40%, 1/25/36 (a)	2,217	2,216,554
Irwin Home Equity
Series 2005-C, Class 2A1
5.573%, 3/25/25 (a)	514	514,516
Lehman ABS Mortgage Loan Trust FRN
Series 2007-1, Class 2A2
5.52%, 6/25/37 (a)(c)	1,200	1,200,000
Lehman XS Trust
Series 2005-5N, Class M2
5.98%, 11/25/35 (a)	575	579,318
Series 2006-3, Class M1
5.77%, 3/25/36 (a)	1,150	1,152,035
Series 2007-2N, Class M1
5.66%, 2/25/37 (a)	1,400	1,395,814
Master Asset Backed Securities Trust
Series 2004-HE1, Class A1
5.72%, 9/25/34 (a)	449	451,357
Novastar Home Loan Equity
Series 2007-2, Class M1
5.65%, 9/25/37 (a)	1,650	1,646,254
Residential Asset Securities Corp.
Series 2003-KS8, Class A2B2
5.763%, 10/25/33 (a)	10	9,827
Soundview Home Equity Loan Trust
Series 2007-OPT1, Class M6
6.52%, 6/25/37 (a)	400	402,312

		16,151,984

Other - Floating Rate - 1.1%
Ballyrock ABS CDO Ltd. FRN
Series 2007-1A, Class A1B
6.11%, 8/06/47 (a)(c)	625	587,531
Halcyon Securitized Product Investors
Series 2007-1A, Class A2
6.355%, 5/13/46 (a)(c)	225	218,250
Libertas Preferred Funding Ltd.
Series 2007-3A, Class 2
5.999%, 4/09/47 (a)(c)	1,400	1,288,042
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
5.37%, 2/25/42 (a)(c)	1,400	1,396,500
Neapolitan Segregated Portfolio
Series 2007-1A, Class I
6.32%, 3/30/46 (a)(c)	400	380,004
Petra CRE CDO
Series 2007-1A, Class C
6.46%, 12/31/47	635	619,341

		4,489,668

Autos - Floating Rate - 0.7%
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
5.405%, 4/22/13 (a)	3,000	3,006,566

Credit Cards - Fixed Rate - 0.5%
Providian Gateway Master Trust
Series 2004-DA, Class A
3.35%, 9/15/11 (c)	2,000	1,992,188

Other - Fixed Rate - 0.2%
Government National Mortgage Association
Series 2006-51, Class IO
0.962%, 8/16/46 (b)(d)	11,783	705,790

Autos - Fixed Rate - 0.1%
Capital Auto Receivables Asset Trust
Series 2005-SN1A, Class A3A
4.10%, 6/15/08	354	353,539

Total Asset-Backed Securities (cost $51,233,799)		50,832,210

GOVERNMENT-RELATED - U.S. AGENCIES - 10.9%
Agency Debentures - 10.4%
Federal Home Loan Bank
5.375%, 8/19/11	5,915	5,939,257
Federal Home Loan Mortgage Corp.
Series 2005
3.875%, 6/15/08	25,870	25,531,569
Federal National Mortgage Association
5.00%, 2/16/12	4,395	4,341,632
Series 2004
4.25%, 5/15/09 (f)	6,555	6,447,688

		42,260,146

Agency Callables - 0.5%
Federal National Mortgage Association
Series 2006
5.00%, 2/27/08	2,250	2,244,980

Total Government-Related - U.S. Agencies (cost $44,746,732)		44,505,126

CORPORATES - INVESTMENT GRADES - 6.6%
Industrial - 3.9%
Capital Goods - 0.8%
Waste Management, Inc.
6.50%, 11/15/08	3,045	3,079,381

Communications - Media - 0.9%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	3,665	3,740,074

Consumer Cyclical - Automotive - 0.3%
DaimlerChrysler North America
4.875%, 6/15/10	970	951,518

Consumer Non-Cyclical - 1.9%
The Kroger Co.
7.80%, 8/15/07	4,205	4,215,525
Safeway, Inc.
6.50%, 11/15/08	3,600	3,646,163

		7,861,688

		15,632,661

Financial Institutions - 2.7%
Banking - 0.5%
UBS Preferred Funding Trust I
8.622%, 10/01/10 (b)	1,930	2,096,148

Finance - 1.7%
American General Finance Corp.
5.706%, 8/17/11 (a)	4,500	4,520,655
Capital One Financial
5.633%, 9/10/09 (a)	2,250	2,256,298

		6,776,953

REITS - 0.5%
Simon Property Group LP
6.375%, 11/15/07	2,150	2,156,015

		11,029,116

Total Corporates - Investment Grades (cost $26,855,700)		26,661,777

INFLATION-LINKED SECURITIES - 1.9%
U.S. Treasury Notes
3.875%, 1/15/09 (TIPS) (cost $7,623,110)	7,511	7,630,983

SHORT-TERM INVESTMENTS - 2.1%
Agency Discount Notes - 2.1%
Federal Home Loan Bank
Zero Coupon, 7/02/07 (cost $8,700,000)	8,700	8,700,000

Total Investments - 101.4% (cost $416,235,812)		413,426,578
Other assets less liabilities - (1.4)%		(5,584,719)

Net Assets - 100.0%		$407,841,859

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Lehman Brothers	$14,000	1/27/08	3 month LIBOR	4.835%	$102,017
Lehman Brothers	128,250	6/20/09	3 month LIBOR	5.030%	(1,038,210)
Lehman Brothers	55,500	6/20/12	5.020%	3 month LIBOR	1,238,356

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Treasury Notes 10 Yr Futures	181	September 2007	$19,335,150	$19,132,266	$(202,884)

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.

(b)	Variable rate coupon, rate shown as of June 30, 2007.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $31,366,569 or 7.7% of net assets.

(d)	IO - Interest Only

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2007.

(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $393,679.

Glossary:

LIBOR	-	London Interbank Offered Rates
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENT-RELATED - U.S. AGENCIES - 41.9%
Agency Debentures - 40.0%
Federal Home Loan Bank
3.00%, 4/15/09	$1,405	$1,352,889
4.75%, 4/24/09	6,145	6,097,806
5.125%, 6/13/08	4,500	4,492,674
5.375%, 8/19/11	6,825	6,852,989
Series 632
4.75%, 8/08/07	4,000	3,997,168
Series 676
5.50%, 1/28/08	4,200	4,202,377
Federal National Mortgage Association
5.00%, 2/16/12	1,000	987,857
5.75%, 2/15/08	4,660	4,670,094

		32,653,854

Agency Callables - 1.9%
Federal National Mortgage Association
3.80%, 1/18/08	250	247,881
Series 2006
5.00%, 2/27/08	1,260	1,257,189

		1,505,070

Total Government-Related - U.S. Agencies (cost $34,290,479)		34,158,924

MORTGAGE PASS-THRU’S - 22.8%
Fixed Rate 15-Year - 8.2%
Federal Gold Loan Mortgage Corp.
Series 2006
5.00%, 4/01/21	1,718	1,661,995
Series 2007
5.00%, 9/01/21	4,291	4,150,399
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	104	107,035
Series 2001
6.00%, 11/01/16	633	637,201
Series 2002
8.00%, 7/01/17	185	193,029

		6,749,659

Fixed Rate 30-Year - 7.8%
Federal Gold Loan Mortgage Corp.
6.00%, TBA	1,070	1,058,966
Series 2006
7.00%, 5/01/35	803	825,516
Series 2007
7.00%, 2/01/37	1,467	1,505,972
Federal Gold Loan Mortgage Corp.
Series 2002
7.00%, 4/01/32	116	120,365
Federal National Mortgage Association
6.50%, TBA	1,000	1,009,375
Series 2002
7.00%, 4/01/32 - 10/01/32	413	428,023
Series 2003
7.00%, 9/01/33	17	17,657
Series 2004
7.00%, 2/01/31	1,339	1,387,857

		6,353,731

Agency ARMS - 6.8%
Federal Home Loan Mortgage Corp.
Series 2006
4.22%, 4/01/35 (a)	644	639,361
6.189%, 12/01/36 (a)	435	437,666
Series 2007
5.944%, 11/01/36 (a)	833	835,710
5.957%, 2/01/37 (a)	450	452,285
5.979%, 3/01/37 (a)	699	703,573
6.124%, 1/01/37 (a)	678	681,133
6.125%, 3/01/37 (a)	666	667,501
Federal National Mortgage Association
Series 2006
5.702%, 12/01/36 (a)	757	757,822
Series 2007
5.78%, 12/01/36 (a)	367	367,258

		5,542,309

Total Mortgage Pass-Thru’s (cost $18,816,917)		18,645,699

U.S. TREASURIES - 14.7%
U.S. Treasury Notes
3.50%, 8/15/09	5,499	5,343,483
3.75%, 5/15/08	4,360	4,312,311
4.875%, 5/15/09	1,200	1,199,437
5.00%, 8/15/11	1,150	1,155,031

Total U.S. Treasuries (cost $12,058,015)		12,010,262

MORTGAGE CMO’S - 3.6%
Non-Agency Fixed Rate - 2.0%
Residential Asset Mortgage Products, Inc.
Series 2004-SL2, Class A2
6.50%, 10/25/31	362	364,636
Structured Asset Securities Corp.
Series 2003-23H, Class 1A1
5.50%, 7/25/33	721	701,321
Washington Mutual Mortgage Pass Through
Series 2007-HY4, Class 2A2
5.746%, 4/25/37 (a)	591	588,809

		1,654,766

Non-Agency Adjustable Rate - 0.9%
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
6.651%, 9/25/45 (a)	173	174,614
Deutsche ALT-A Securities, Inc. Alternate Loan Trust FRN
Series 2007-OA4, Class 1A1A
5.51%, 8/25/47 (a)	210	210,000
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A, Class A1
5.553%, 4/25/29 (a)	322	321,464

		706,078

Agency Adjustable Rate - 0.7%
FHLMC Structured Pass Through Securities
Series 2006-72, Class A1
5.525%, 3/25/36 (a)	567	567,754

Total Mortgage CMO’s (cost $2,971,282)		2,928,598

ASSET-BACKED SECURITIES - 3.1%
Home Equity Loans - Fixed Rate - 2.8%
Bayview Financial Acquisition Trust
Series 2007-A, Class 1A1
6.129%, 5/28/37	526	525,627
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	300	294,186
Household Home Equity Loan Trust
Series 2006-4, Class A2F
5.32%, 3/20/36	450	446,535
Series 2007-1, Class A2F
5.60%, 3/20/36	615	612,011
Series 2007-2, Class A2F
5.69%, 7/20/36	440	438,002

		2,316,361

Home Equity Loans - Floating Rate - 0.2%
ACE Securities Corp.
Series 2003-OP1, Class A2
5.68%, 12/25/33 (a)	32	32,433
Residential Asset Securities Corp.
Series 2003-KS8, Class A2B2
5.763%, 10/25/33 (a)	119	118,818

		151,251

Autos - Fixed Rate - 0.1%
Capital Auto Receivables Asset Trust
Series 2005-SN1A, Class A3A
4.10%, 6/15/08	61	61,138

Total Asset-Backed Securities (cost $2,541,559)		2,528,750

INFLATION-LINKED SECURITIES - 2.6%
U.S. Treasury Notes
3.875%, 1/15/09 (TIPS) (cost $2,129,610)	2,098	2,131,810

SHORT-TERM INVESTMENTS - 12.5%
Agency Discount Notes - 12.5%
Federal Home Loan Bank
Zero Coupon, 7/02/07 (cost $10,200,000)	10,200	10,200,000

Total Investments - 101.2% (cost $83,007,869)		82,604,043
Other assets less liabilities - (1.2)%		(972,516)

Net Assets - 100.0%		$81,631,527

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.

Glossary:
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal

Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—103.7%
Long-Term Municipal Bonds—101.6%
Arizona—2.5%
Arizona Hlth Facs Auth (Phoenix Children’s Hospital)
4.73%, 2/01/42 (a)	$955	$959,613
Arizona State Transp Board
5.00%, 7/01/09	4,340	4,434,655

		5,394,268

California—0.8%
California Econ Rec Bds
Series A
5.00%, 7/01/09	750	767,662
California State GO
5.00%, 2/01/10	760	780,999
Murrieta CFD (Spl Tax)
3.20%, 9/01/08	100	99,070

		1,647,731

Colorado—4.4%
Colorado Dept of Transp
5.25%, 6/15/09	5,950	6,106,723
Colorado Educational & Cultural Fac Auth
3.86%, 9/01/35 (b)(c)	1,000	1,000,000
Colorado Educational & Cultural Facs Auth
3.86%, 7/01/36 (b)(c)	500	500,000
Colorado HFA
7.25%, 5/01/27	290	292,642
Denver Hlth & Hospital Auth
5.00%, 12/01/10	405	413,363
Denver Hth & Hospital Auth
5.00%, 12/01/08	1,080	1,093,986
Todd Creek Farms Metropolitan Dist No. 1 (Wtr Rev Ref & Impt)
4.75%, 12/01/09	100	100,153

		9,506,867

Connecticut—2.7%
Connecticut State Hlth & Ed Fac Auth Rev, (Hospital for Special Care)
Series A
5.125%, 7/01/07	190	190,000
State of Connecticut
5.00%, 8/01/09	5,590	5,720,079

		5,910,079

Delaware—1.8%
Bridgeville (Heritage Shores Spl Dev Dist)
Series B
5.125%, 7/01/35	798	798,263
Delaware Transp Auth Motor Fuel Tax Rev
5.00%, 7/01/09	2,920	2,984,240

		3,782,503

District Of Columbia—0.2%
Dist of Columbia HFA
6.85%, 6/01/31	350	353,094

Florida—14.5%
Citizens Property Insurance Corp.
5.00%, 3/01/10	600	615,552
Cnty of Broward
5.00%, 1/01/10	1,000	1,024,890
Daytona Beach Wtr & Swr Rev
6.75%, 11/15/07	1,120	1,131,917
Dupree Lakes CDD
5.00%, 11/01/10	105	104,013
Florida Hurricane Catastrophe Fund
5.00%, 7/01/08	6,110	6,179,898
Florida Municipal Pwr Agy
5.00%, 10/01/08	1,800	1,825,794
Florida State Board of Ed
5.50%, 7/01/09	4,710	4,855,586
Florida State Dept of Enviro Protection
5.00%, 7/01/08 – 7/01/09	2,545	2,584,035
MBIA Series A
5.00%, 7/01/08	5,035	5,094,564
Gateway CDD (Sun City Center)
Series 03B
5.50%, 5/01/10	85	85,171
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	100	100,204
Harbor Bay CDD (Capital Impt Rev)
Series B
6.35%, 5/01/10	115	115,569

Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	185	183,947
Heritage Plantation CDD
5.10%, 11/01/13	155	152,852
JEA Elec Sys Rev
XLCA Series 02-03A
5.375%, 10/01/32	1,185	1,189,468
Live Oak CDD
Series B
5.00%, 11/01/09	305	300,788
Meadow Pointe III CDD
Series 4B
5.00%, 5/01/09	145	144,400
Meadow Pointe III CDD (Capital Impt Rev)
Series 2004-1
4.80%, 11/01/09	215	212,850
Overoaks CDD (Capital Impt Rev)
Series 4B
5.125%, 5/01/09	335	334,142
Parker Road CDD
5.35%, 5/01/15	520	514,888
Parkway Center CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	245	246,272
Paseo CDD (Capital Impt Rev)
Series B
4.875%, 5/01/10	1,160	1,148,040
Reunion East CDD
Series B
5.90%, 11/01/07	45	45,000
Ridgewood Trails CDD
5.20%, 5/01/12	225	224,037
Riverwood Estates CDD
5.00%, 5/01/13	540	531,403
Rolling Hills CDD
5.125%, 11/01/13	535	527,644
Saddlebrook CDD (Spl Assmt)
Series B
6.25%, 5/01/09	5	5,013
Sandy Creek CDD (Spl Assmt)
Series B
5.00%, 11/01/10	1,325	1,307,086

Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	265	264,253
Villasol CDD (Spl Assmt Rev)
Series B
5.375%, 5/01/08	100	100,061

		31,149,337

Georgia—0.1%
Georgia State HFA
4.875%, 12/01/15	180	181,082

Guam—0.6%
Guam Govt Wtrwrks Auth COP (Prerefunded)
5.18%, 7/01/15	624	638,377
Guam Govt Wtrwrks Auth Wastewtr Sup Rev
5.00%, 7/01/08	620	622,666

		1,261,043

Illinois—1.6%
City of Chicago
5.375%, 1/01/34	2,555	2,634,997
Cortland Special Service Area No 10
5.125%, 3/01/14	305	302,185
Illinois Fin Auth
5.00%, 5/01/08	215	216,398
Pingree Grove Village II (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	218	218,573

		3,372,153

Indiana—0.3%
Indiana Hlth & Educational Fac Fin Auth
5.00%, 2/15/08	710	714,388

Louisiana—0.3%
Whispering Spring Dev Dist
5.20%, 10/01/21	670	665,953

Massachusetts—9.4%
City of Boston
4.50%, 3/01/09	5,585	5,647,775
5.00%, 3/01/10	1,780	1,829,306
Comwlth of Massachusetts
5.00%, 8/01/07 – 1/01/09	6,485	6,570,038
MBIA Series A
5.50%, 2/01/10	5,000	5,193,850
Massachusetts Dev Fin Agy
5.25%, 1/01/08	1,000	1,006,660

		20,247,629

Michigan—0.7%
Detroit Sew Disp Rev
4.184%, 7/01/32 (a)	1,580	1,580,000

Missouri—3.8%
Bi-State Dev Agency
3.95%, 10/01/35 (d)	8,135	8,122,553

Nevada—1.1%
Clark Cnty Impt Dist
3.75%, 8/01/08	500	497,185
Henderson Local Impt Dist
4.00%, 3/01/08	965	963,726
Henderson Local Impt Dist No. T-16
4.75%, 3/01/13	85	85,204
Henderson Local Impt Dist No. T-17
3.60%, 9/01/07	225	224,604
4.00%, 9/01/09	640	636,448

		2,407,167

New Jersey—5.1%
Essex Cnty Impt Auth
6.50%, 12/01/12	1,040	1,042,309
New Jersey Eco Dev Auth (Cigarette Tax)
5.00%, 6/15/08 – 6/15/09	3,495	3,556,449
5.875%, 5/01/15	1,120	1,160,073
New Jersey Hlth Care Fac Fin Auth
5.00%, 7/01/07	1,000	1,000,000
New Jersey State Hwy Auth
5.625%, 1/01/30	2,630	2,761,132
New Jersey State Turnpike Auth
5.50%, 1/01/30	1,370	1,421,841

		10,941,804

New Mexico—3.6%
State of New Mexico
5.00%, 7/01/07	7,800	7,800,000

New York—4.6%
City of New York
5.00%, 8/01/07	4,460	4,463,613
5.25%, 8/01/07	1,000	1,000,980
New York City TFA
Series B
5.25%, 2/01/29 (d)	1,050	1,091,832
New York Conv Center
0.00%, 6/01/08	3,500	3,381,210
Tobacco Settlement Fin Corp (Tobacco Asset-Backed Bds)
Series A-1
5.25%, 6/01/12	65	65,080

		10,002,715

Ohio—0.5%
Akron Bath Copley Joint Township Hosp Dist
4.00%, 1/01/08	1,015	1,013,163

Pennsylvania—10.6%
Allegheny Cnty Hosp Dev Auth
5.00%, 11/15/10	1,020	1,028,405
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series B
9.25%, 11/15/22	430	506,936
Bucks Cnty IDA Waste Mngt Inc. Proj
4.90%, 12/01/22 (d)	1,000	1,003,550
Comwlth of Pennsylvania
5.00%, 10/01/07 (e)	7,930	7,951,807
5.75%, 10/01/14 – 10/01/15	10,660	11,194,706
Delaware Valley Regional Fin Auth
AMBAC Series A
0.892%, 7/01/27 (c)	815	815,000
Philadelphia Auth for IDR (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	325	322,855

		22,823,259

Puerto Rico—4.4%
Comwlth of Puerto Rico
MBIA Series C
5.00%, 7/01/28 (d)	6,255	6,330,185
Series C
5.00%, 7/01/18 (d)	3,115	3,142,786

		9,472,971

South Carolina—1.7%
Richland Cnty Env Impt (Int'l Paper Co. Proj)
Series A
4.25%, 10/01/07	1,005	1,004,980
South Carolina Transp Infrastructure Bank
5.50%, 10/01/11	2,455	2,565,107

		3,570,087

Tennessee—1.1%
Metropolitan Govt Nashville & Davidson Cnty
Series C
5.00%, 2/01/08	2,325	2,340,833

Texas—13.6%
City of Austin
5.00%, 11/15/10 (f)	4,000	4,122,400
City of Fort Worth
5.00%, 2/15/10	7,465	7,662,972
City of Houston
5.50%, 12/01/08	5,000	5,116,450
City of San Antonio
5.00%, 8/01/08	9,245	9,361,209
Dallas Cnty Comnty College Dist
5.00%, 2/15/08	1,250	1,259,300

Richardson Independent Sch Dist
4.00%, 2/15/08	1,300	1,301,508
Willacy Cnty TX (Loc Govt Corp Proj)
6.00%, 3/01/09	340	340,857

		29,164,696

Virginia—6.0%
Broad Street CDA
7.125%, 6/01/15	370	409,864
Virginia College Bldg Auth
5.00%, 2/01/08	6,820	6,867,604
Virginia Comwlth Transp Board
5.25%, 5/15/17	3,910	4,045,794
Virginia Pub Bldg Auth
5.00%, 8/01/10	1,520	1,566,588

		12,889,850

Washington—2.0%
State of Washington
5.00%, 1/01/09	4,270	4,341,608

West Virginia—1.4%
West Virginia Sch Bldg Auth
5.00%, 7/01/09	2,880	2,942,266

Wisconsin—2.2%
City of Milwaukee
5.00%, 2/15/09 (f)	3,655	3,718,743
Wisconsin Hlth & Educational Fac Auth
5.00%, 8/15/07	1,000	1,000,940

		4,719,683

Total Long-Term Municipal Bonds (cost $219,367,305)		218,318,782

Short-Term Municipal Notes—2.1%
Alaska—0.9%
Valdez Alaska Marine Term Rev (BP Pipelines, Inc. Proj)
3.92%, 7/01/37 (b)(c)	1,000	1,000,000
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03A
3.92%, 6/01/37 (b)(c)	500	500,000
Series 03C
3.92%, 7/01/37 (b)(c)	500	500,000

		2,000,000

Nevada—0.5%
Clark Cnty Nev Sch Dist
FSA Series 01A
3.88%, 6/15/21 (b)(c)	1,000	1,000,000

Virginia—0.7%
Loudoun Cnty IDA (Howard Hughes Med)
Series 03A
3.92%, 2/15/38 (b)(c)	1,500	1,500,000

Total Short-Term Municipal Notes (cost $4,500,000)		4,500,000

Total Investments—103.7% (cost $223,867,305)		222,818,782
Other assets less liabilities—(3.7)%		(7,847,291)

Net Assets—100.0%		$214,971,491

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio	Payments received by the Portfolio
Citigroup	$155	6/01/12	BMA	3.628%	$(913)
Citigroup	1,600	11/10/26	3.884%	BMA	58,410
JP Morgan Chase	1,100	10/01/07	BMA	3.635%	(607)
JP Morgan Chase	4,500	11/10/11	BMA	3.482%	(46,602)
Merrill Lynch	1,000	7/12/08	BMA	3.815%	1,674
Merrill Lynch	170	2/12/12	BMA	3.548%	(1,448)

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.
(b)	Position, or a portion thereof, has been segregated to collateralize when issued securities.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Variable rate coupon, rate shown as of June 30, 2007.
(e)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(f)	When-Issued security.

Glossary:

AMBAC	-	American Bond Assurance Corporation
BMA	-	Bond Market Association

CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
FGIC	-	Financial Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue
MBIA	-	Municipal Bond Investors Assurance
PSF-GTD	-	(Texas) Permanent Schools Fund
TFA	-	Transitional Finance Authority
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Short Duration California Muni Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—115.4%
Long-Term Municipal Bonds—102.8%
California—81.8%
California Econ Rec Bds
5.00%, 1/01/08	$1,000	$1,006,470
Series A
5.00%, 7/01/08	1,000	1,012,800
5.25%, 7/01/12	2,000	2,114,820
California Municipal Fin Auth
3.65%, 9/01/36 (a)(b)	2,000	2,000,000
5.00%, 2/01/08	270	271,048
California Rural Home Mtg Fin Auth SFMR (Mortgage-Backed Securities Program)
GNMA/ FNMA Series A
6.55%, 6/01/30 (c)	205	208,407
California Sch Cash Reserve Prog COP (2007 Trans)
Series A
4.50%, 7/06/07	1,000	1,000,060
California State GO
5.75%, 3/01/27	2,425	2,564,559
California State Dept of Wtr Res Pwr Sup Rev
Series B
3.79%, 5/01/22 (a)(b)	4,000	4,000,000
California State Dept of Wtr Res Pwr Sup Rev
MBIA Series A
5.25%, 5/01/10	1,970	2,042,437
California State GO
5.00%, 3/01/09	1,065	1,086,982
California State GO (Veterans Bds)
Series AN
9.00%, 4/01/08	320	332,074
California Statewide CDA (Daughters of Charity Hlth)
Series F
5.00%, 7/01/07	610	610,000
City of Los Angeles
2007 Trans
4.50%, 6/30/08 (d)	3,005	3,029,731
Compton Comnty Redev Agy
5.00%, 8/01/08	1,350	1,368,671

Contra Costa Cnty Multi Family Hsg Rev (Pleasant Hill BART Transit-A) AMT
3.95%, 4/15/46 (c)	2,000	2,000,660
Contra Costa Cnty Pub Fin Auth
5.00%, 3/01/09 (d)	3,200	3,275,744
Contra Costa Transp Auth
6.00%, 3/01/09	2,215	2,294,142
County of Los Angeles
2007-08 Trans
4.50%, 6/30/08	2,760	2,782,439
CSUCI Fin Auth
2.50%, 8/01/44 (c)	1,000	999,110
Foothill Eastern Transp Corridor Agy
5.50%, 1/15/08	2,285	2,306,867
7.15%, 1/01/13 (e)	1,000	1,097,300
Golden State Tobacco Securitization Corp.
5.75%, 6/01/21	5,000	5,090,250
Imperial Redev Agy (Redev Proj Sub Nts)
4.50%, 12/01/11	360	357,095
Los Angeles Cnty Pub Works Fin Auth
5.00%, 9/01/10	640	662,413
Los Angeles Cnty Pub Works Fin Auth
5.00%, 10/01/10	4,000	4,137,360
Los Angeles Dept of Airports
5.00%, 5/15/08	1,425	1,438,808
Los Angeles Harbor Dept
5.00%, 8/01/08	1,170	1,185,198
Los Angeles Unified Sch Dist
5.00%, 7/01/08	2,650	2,682,621
Murrieta CFD (Spl Tax)
3.20%, 9/01/08	200	198,140
Northern California Gas Auth No 1
5.00%, 7/01/09	1,365	1,391,890
Orange Cnty Pub Fin Auth
4.00%, 7/01/07	1,000	1,000,000
Port of Oakland
5.375%, 11/01/10	1,390	1,423,318
Sacramento Area Flood Control Agy
5.00%, 10/01/07	1,015	1,018,248
San Joaquin Hills Transp Corridor Agy Toll Rd Rev (Prerefunded)
7.55%, 1/01/10	1,000	1,038,470
Univ of California
5.00%, 5/15/09 – 9/01/23	3,660	3,762,648
Upland Comnty Redev Agy Tax Alloc Notes (Magnolia Redev Proj)
3.90%, 11/01/09	180	181,006

		62,971,786

Delaware—0.3%
Bridgeville (Heritage Shores Spl Dev Dist)
Series B
5.125%, 7/01/35	228	228,075

Florida—3.1%
Durbin Crossing CDD
5.25%, 11/01/15	160	156,718
Fishhawk CDD II (Spl Assmt)
Series B
5.00%, 11/01/07	5	4,999
Gateway CDD (Sun City Center)
Series 03B
5.50%, 5/01/10	65	65,131
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	55	55,112
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	99,431
Lake Ashton II CDD
5.00%, 11/01/11	190	188,771
Live Oak CDD
Series B
5.00%, 11/01/09	100	98,619
Meadow Woods CDD
Series 4B
5.25%, 5/01/11	135	134,068
Palm Glades CDD
4.85%, 8/01/11	220	214,601
Paseo CDD
5.00%, 2/01/11	355	351,130
Paseo CDD (Capital Impt Rev)
Series B
4.875%, 5/01/10	75	74,227
Sandy Creek CDD (Spl Assmt)
Series B
5.00%, 11/01/10	260	256,485
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	110	109,690
Stoneybrook South CDD
5.45%, 11/01/15 (d)	190	189,288
Tern Bay CDD (Capital Impt Rev)
Series B
5.00%, 5/01/15	105	102,537

Villasol CDD (Spl Assmt Rev)
Series B
5.375%, 5/01/08	100	100,061
Vizcaya CDD
6.50%, 12/20/07	200	199,778

		2,400,646

Guam—0.4%
Guam Govt Wtrwrks Auth COP (Prerefunded)
5.18%, 7/01/15	168	172,260
Guam Govt Wtrwrks Auth Wastewtr Sup Rev
5.00%, 7/01/08	150	150,645

		322,905

Illinois—0.3%
Cortland Special Service Area No 10
5.125%, 3/01/14	185	183,292

Indiana—0.2%
South Bend Econ Dev (One Michiana Square Proj)
4.463%, 10/01/09 (c)	190	182,594

Louisiana—0.5%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	200	196,508
Orange Grove CDD
5.30%, 11/01/21 (d)	200	198,794

		395,302

Nevada—0.2%
Henderson Local Impt Dist No. T-18
4.35%, 9/01/09	165	164,723

Puerto Rico—14.6%
Comwlth of Puerto Rico
FSA Series C
5.00%, 7/01/21 (c)	1,850	1,872,237
MBIA Series C
5.00%, 7/01/28 (c)	2,630	2,661,613
Puerto Rico Elec Pwr Auth
5.25%, 7/01/09	2,860	2,938,895
Puerto Rico Hwy & Transp Auth
5.00%, 7/01/28	2,700	2,760,345
Puerto Rico Municipal Fin Agy
5.00%, 8/01/09	1,000	1,017,280

		11,250,370

Texas—0.5%
Willacy Cnty (Loc Govt Corp Proj)
6.00%, 3/01/09	350	350,882

Virginia—0.9%
Broad Street CDA
7.125%, 6/01/15	130	144,006
Louisa IDA PCR (Elec & Pwr Co.)
5.25%, 12/01/08	525	530,282

		674,288

Total Long-Term Municipal Bonds (cost $79,357,651)		79,124,863

Short-Term Municipal Notes—12.6%
California—12.6%
California Pollution Control Fin Auth
3.84%, 11/01/26 (a)(b)	1,500	1,500,000
California Pollution Control Fin Auth Frn Dd Pcr
3.88%, 11/01/26 (a)(b)	2,700	2,700,000
California State GO
3.80%, 5/01/34 (a)(b)	500	500,000
California State GO (Kindergarten Univ)
Series A-1
3.88%, 5/01/34 (a)(b)	1,000	1,000,000
California State Dept of Wtr Res Pwr Sup Rev
Series 01B-3
3.79%, 5/01/22 (a)(b)	4,000	4,000,000

Total Short-Term Municipal Notes (cost $9,700,000)		9,700,000

Total Investments—115.4% (cost $89,057,651)		88,824,863
Other assets less liabilities—(15.4)%		(11,869,178)

Net Assets—100.0%		$76,955,685

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio	Payments received by the Portfolio
Citigroup	$60	6/01/12	BMA	3.628%	$(353)
Citigroup	600	11/10/26	3.384%	BMA	21,904
JPMorgan Chase	400	10/01/07	BMA	3.635%	(221)
JPMorgan Chase	1,700	11/10/11	BMA	3.482%	(17,605)
Merrill Lynch	400	7/12/08	BMA	3.815%	670
Merrill Lynch	65	2/12/12	BMA	3.548%	(554)

(a)	Position, or a portion thereof, has been segregated to collateralize when issued securities.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Variable rate coupon, rate shown as of June 30, 2007.
(d)	When-Issued security.
(e)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

Glossary:

AMBAC	-	AmericanBond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BMA	-	Bond Market Association
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CSUCI	-	California State University Channel Islands
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
PCR	-	Pollution Control Revenue
SFMR	-	Single Family Mortgage Revenue

Sanford C. Bernstein Fund, Inc.

Short Duration New York Muni Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—99.4%
Long-Term Municipal Bonds—92.6%
New York—78.8%
Buffalo Fiscal Stability Auth
4.25%, 8/14/07	$2,245	$2,246,055
City of New York
3.81%, 4/01/36 (a)(b)	1,600	1,600,000
5.25%, 12/01/09	650	669,637
7.00%, 8/01/07	2,220	2,225,106
City of Syracuse
4.25%, 7/10/07	1,200	1,200,096
Dutchess Cnty Resource Recovery Agy (Solid Waste Sys) BANS
3.65%, 12/28/07	600	596,898
Long Island Pwr Auth Elec Sys Rev
5.00%, 4/01/10	1,860	1,911,094
MTA
5.25%, 11/15/22	1,830	1,929,607
Nassau Cnty
6.00%, 7/01/08	2,135	2,182,653
7.00%, 3/01/10	3,030	3,259,007
Nassau Cnty Tobacco Settlement Corp.
6.50%, 7/15/27 (c)	3,830	4,062,328
Nassau Cnty Tabacco Settlement Corp.
6.25%, 7/15/19	1,805	1,905,773
6.40%, 7/15/33	1,025	1,085,198
New York City (Unrefunded)
7.25%, 8/15/07	1,220	1,224,624
New York City
Series I
5.00%, 8/01/10	2,400	2,470,056
New York City IDA
3.05%, 7/01/09	825	817,443
New York City TFA
5.00%, 8/01/09 – 11/01/09	6,760	6,923,240
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel
5.625%, 1/01/13	1,260	1,320,984
New York Conv Center
0.00%, 6/01/08	5,400	5,216,724

New York Local Govt Assist Corp.
6.00%, 4/01/08	3,580	3,634,416
New York State Dorm Auth
5.00%, 7/01/08 – 7/01/11	1,130	1,139,304
5.75%, 7/01/09	1,000	1,023,360
6.125%, 7/01/12	3,300	3,527,898
New York State Dorm Auth Lease Rev (Court Facs Westchester Cnty)
5.25%, 8/01/13	1,000	1,031,480
New York State Energy Research & Dev Auth
3.25%, 4/01/34 (d)	2,325	2,273,129
New York State Enviro Fac (Wtr Rev NYC 02) (Prerefunded)
5.75%, 6/15/11	585	624,640
New York State Enviro Fac (Wtr Rev NYC 02) (Unrefunded)
5.75%, 6/15/11	90	96,099
New York State Enviro Fac Corp.
7.20%, 3/15/11	30	30,086
New York State Thruway Auth
5.00%, 4/01/08 – 4/01/09	5,685	5,754,566
5.25%, 1/01/12	1,685	1,711,943
5.375%, 4/01/09	1,000	1,021,770
New York State Twy Auth Hwy & Brdg Trust Fund, Ref
MBIA Series C
5.25%, 4/01/10	3,985	4,125,312
New York State UDC
5.75%, 1/01/15	1,390	1,474,053
New York State Urban Dev Corp./NY
5.00%, 1/01/09	1,725	1,753,928
Tobacco Settlement Fin Corp
Series C-1
5.50%, 6/01/14	2,800	2,873,612
Town of Babylon
4.45%, 12/01/20 (d)	1,165	1,167,971
TSASC, Inc.
5.70%, 7/15/14	2,335	2,418,920
6.375%, 7/15/39	2,650	2,804,336

		81,333,346

Arizona—0.4%
Watson Road CFD (Spl Assmt Rev)
4.70%, 7/01/09	355	353,271

California—0.3%
Imperial Redev Agy (Redev Proj Sub Nts)
4.50%, 12/01/11	355	352,135

Delaware—0.4%
Bridgeville (Heritage Shores Spl Dev Dist)
Series B
5.125%, 7/01/35	399	399,132

Florida—3.2%
Dupree Lakes CDD
5.00%, 11/01/10	65	64,389
Durbin Crossing CDD
5.25%, 11/01/15	230	225,283
Fishhawk CDD II (Spl Assmt)
Series B
5.00%, 11/01/07	5	4,999
5.125%, 11/01/09	145	144,545
Gateway CDD (Sun City Center)
Series 03B
5.50%, 5/01/10	85	85,171
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	95	95,194
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	99,431
Landmark at Doral CDD
5.20%, 5/01/15	255	253,847
Monterra CDD (Spl Assmt)
Series B
5.125%, 11/01/14	110	107,119
New River CDD
5.00%, 5/01/13	265	259,745
Overoaks CDD (Capital Impt Rev)
Series 4B
5.125%, 5/01/09	265	264,321
Parkway Center CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	305	306,583
Paseo CDD (Capital Impt Rev)
Series B
4.875%, 5/01/10	585	578,969
Sandy Creek CDD (Spl Assmt)
Series B
5.00%, 11/01/10	585	577,091

Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	100	99,718
Villasol CDD (Spl Assmt Rev)
Series B
5.375%, 5/01/08	100	100,061

		3,266,466

Guam—0.6%
Guam Govt Wtrwrks Auth COP (Prerefunded)
5.18%, 7/01/15	322	329,321
Guam Govt Wtrwrks Auth Wastewtr Sup Rev
5.00%, 7/01/08	300	301,290

		630,611

Illinois—0.4%
Cortland Special Service Area No 10
5.125%, 3/01/14	255	252,646
Pingree Grove Village II (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	127	127,334

		379,980

Louisiana—0.6%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	270	265,286
Juban Park CDD
5.15%, 10/01/14	255	253,021
Whispering Spring Dev Dist
5.20%, 10/01/21	120	119,275

		637,582

Nevada—0.0%
Henderson Local Impt Dists No. T-16
4.75%, 3/01/13	40	40,096

Puerto Rico—7.4%
Comwlth of Puerto Rico
MBIA Series C
5.00%, 7/01/28 (d)	4,350	4,402,287
Series C
5.00%, 7/01/18 (d)	1,765	1,780,744
Puerto Rico Hwy & Transp Auth Hwy Rev
FSA Series AA
5.00%, 7/01/26 (d)	1,450	1,492,108

		7,675,139

Virginia—0.5%
Broad Street CDA
7.125%, 6/01/15	200	221,548
Louisa IDA PCR (Elec & Pwr Co.)
5.25%, 12/01/08	295	297,968

		519,516

Total Long-Term Municipal Bonds (cost $95,832,204)		95,587,274

Short-Term Municipal Notes—6.8%
New York—6.8%
New York City GO
Series I
3.88%, 4/01/36 (a)(b)	1,000	1,000,000
New York City Muni Wtr Fin Auth
3.83%, 6/15/32 (a)(b)	4,800	4,800,000
Series 05 AA-1
3.88%, 6/15/32 (a)(b)	1,200	1,200,000

Total Short-Term Municipal Notes (cost $7,000,000)		7,000,000

Total Investments—99.4% (cost $102,832,204)		102,587,274
Other assets less liabilities—0.6%		601,230

Net Assets—100.0%		$103,188,504

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments receivedby the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$80	6/01/12	BMA	3.628%	$(457)
Citigroup	800	11/10/26	3.884%	BMA	29,205
JPMorgan Chase	600	10/01/07	BMA	3.635%	(331)
JPMorgan Chase	2,200	11/10/11	BMA	3.482%	(22,783)
Merrill Lynch	500	7/12/08	BMA	3.815%	837
Merrill Lynch	85	2/12/12	BMA	3.548%	(724)

(a)	Position, or a portion thereof, has been segregated to collateralize when issued securities.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(d)	Variable rate coupon, rate shown as of June 30, 2007.

Glossary:
ACA	–	American Capital Access Financial Guaranty Corporation
AMBAC	–	American Bond Assurance Corporation
BAN	–	Bond Anticipation Note
BMA	–	Bond Market Association
CDA	–	Community Development Administration
CDD	–	Community Development District
CFD	–	Community Facilities District
FGIC	–	Financial Guaranty Insurance Company
FSA	–	Financial Security Assurance Inc.
GO	–	General Obligation
IDA	–	Industrial Development Authority/Agency
MBIA	–	Municipal Bond Investors Assurance
MTA	–	Metropolitan Transportation Authority
PCR	–	Pollution Control Revenue
TFA	–	Transitional Finance Authority
UDC	–	Urban Development Corporation
XLCA	–	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—101.9%
Long-Term Municipal Bonds—99.0%
Alabama—1.0%
Cnty of Jefferson
5.00%, 2/01/42	$5,900	$6,157,240
Jefferson Cnty SWR (Capital Improvement Warrants) (Prerefunded)
FGIC Series 02
5.00%, 2/01/41	7,725	8,054,626
Jefferson Cnty Wtr & Swr Rev (Prerefunded)
FGIC Series 02B
5.00%, 2/01/41	12,005	12,528,418
Jefferson Cnty, Ltd Oblig, Sch Warrants
Series A
5.25%, 1/01/11	1,700	1,764,617
Jefferson Cnty SWR
FSA Series B8
5.25%, 2/01/10	2,100	2,167,641
Jefferson Cnty SWR (Prerefunded)
FGIC Series A
5.75%, 2/01/38	4,290	4,452,119
Jefferson Cnty, SWR, Capital Impt Warrants (Prerefunded)
FGIC Series A
5.00%, 2/01/33	8,865	9,096,820
5.125%, 2/01/39	1,185	1,218,227

		45,439,708

Alaska—0.2%
Anchorage
6.00%, 10/01/09	1,000	1,045,410
MBIA Series B
5.25%, 7/01/08	6,100	6,185,644

		7,231,054

Arizona—2.2%
Arizona Hlth Facs Auth (Phoenix Children’s Hosp)
4.73%, 2/01/42 (a)	18,025	18,112,061
Arizona Sch Facs Board
5.00%, 9/01/15	1,765	1,870,318

Arizona Sch Facs Board Rev, Ref State Sch Impt
5.00%, 1/01/13	1,315	1,379,225
Arizona State Transp Board
5.00%, 7/01/13 – 7/01/16	26,305	27,853,931
Arizona Tourism & Sports Auth (Baseball Training Facs Proj.)
5.00%, 7/01/15 – 7/01/16	3,815	3,867,007
Arizona Wtr Infra Fin Auth
Series A
5.75%, 10/01/11	1,525	1,603,171
Maricopa Cnty IDA, MFHR (Steeplechase Apts Proj) AMT
Series B
6.25%, 12/01/20	1,900	1,918,183
Maricopa Cnty Uni Sch Dist No. 48
FSA Series B
4.75%, 7/01/10	1,000	1,023,470
Mesa State & Hwy Rev (Prerefunded)
5.125%, 7/01/23	4,255	4,533,660
Mesa IDA Rev (Discovery Hlth Sys) (Prerefunded)
MBIA Series A
5.625%, 1/01/29	2,000	2,098,740
Phoenix Civic Impt Corp.
5.00%, 7/01/14	10,000	10,573,200
Phoenix, Civic Impt Corp., Transit Excise Tax Rev (Light Rail Proj.)
5.00%, 7/01/10 – 7/01/11	10,590	10,974,146
Pima Cnty IDA
5.45%, 12/01/17	2,550	2,518,227
Pima Cnty IDA (Horizon Comnty Learning Center)
4.45%, 6/01/14	2,050	1,992,907
Salt River Agricultural Impt & Pwr Dist (Salt River Proj)
Series A
5.00%, 1/01/09 – 1/01/10	5,245	5,358,045
Vistancia CFD
4.75%, 7/15/07	300	300,048
5.00%, 7/15/08	400	403,460
5.30%, 7/15/09	500	511,260
5.55%, 7/15/10	500	519,285
Watson Road CFD (Spl Assmt Rev)
4.85%, 7/01/10	1,210	1,203,030

		98,613,374

California—5.4%
California Dept of Wtr Res Pwr Supply Rev
Series A
5.50%, 5/01/08	14,750	14,966,973
California Dept of Wtr Res Pwr Supply Rev
MBIA Series A
5.25%, 5/01/09	32,445	33,350,540
MBIA-IBC Series 2A
5.50%, 5/01/10	7,115	7,423,791
California Econ Rec Bds
MBIA Series A
5.00%, 7/01/11	3,665	3,818,087
Series A
5.25%, 1/01/10 – 7/01/12	34,820	36,390,557
California State GO
5.00%, 2/01/11 – 2/01/12	1,865	1,933,763
5.25%, 3/01/10	2,925	3,026,527
6.00%, 2/01/11	15,760	16,820,648
6.10%, 10/01/08	8,795	9,050,934
California State Dept of Wtr Res Pwr Sup Rev
Series A
5.50%, 5/01/09	4,585	4,728,877
California State GO
5.00%, 6/01/10 – 5/01/13	26,280	27,332,247
California Statewide CDA Rev (Kaiser Permanente)
Series E
3.875%, 4/01/32 (b)	6,695	6,662,864
Fremont Uni Sch Dist (Election 2002)
FSA Series B
5.00%, 8/01/27	1,000	1,037,610
Fresno Uni Sch Dist
MBIA Series A
6.00%, 2/01/20	3,255	3,763,919
Golden State Tobacco Securitization Corp.
5.375%, 6/01/28	22,120	23,032,008
5.50%, 6/01/33	5,000	5,390,850
Imperial Redev Agy (Redev Proj Sub Nts)
4.50%, 12/01/11	1,100	1,091,123
Los Angeles Uni Sch Dist
FSA Series A
5.25%, 7/01/20	1,785	1,907,683
Sacramento City Fin Auth (Lease Rev)
Series B
5.40%, 11/01/20	1,000	1,076,930
Sacramento Mun Util Dist
MBIA Series G
6.50%, 9/01/13	1,035	1,130,665

State of California
5.00%, 3/01/13 – 3/01/16	12,585	13,215,286
Tax Exempt Mun Infra Impt Trust, Certificates Class A
Series 2004C
4.05%, 11/01/08	5,498	5,400,740
Tax Exempt Muni Infrastructure
Series 04A
3.80%, 5/01/08	18,695	18,588,065

		241,140,687

Colorado—1.1%
Baptist Road Rural Transp Auth
4.80%, 12/01/17	310	304,904
Colorado Dept of Transp
5.50%, 6/15/14	6,855	7,459,954
Colorado Dept of Transp (Trans Rev Antic Nts) (Prerefunded)
6.00%, 6/15/15	3,000	3,187,800
Colorado Dept of Transp (Transp Rev Antic Nts)
FGIC Series B
5.00%, 12/15/13	9,100	9,612,239
MBIA Series B
5.50%, 6/15/13	1,375	1,483,130
Colorado Educational & Cultural Facs Auth
3.86%, 9/01/33 – 7/01/36 (c)(d)	3,950	3,950,000
Municipal Subdistrict Northern Colorado Wtr Conservancy Dist
5.00%, 12/01/13 (e)	7,295	7,644,576
Pitkin Cnty
3.86%, 4/01/16 (c)(d)	1,000	1,000,000
PV Wtr & San Met Dist Cap Appreciation
Series 06
0.00%, 12/15/17	17,040	9,223,582
Todd Creek Farms Metropolitan Dist No. 1 (Wtr Rev Ref & Impt)
4.75%, 12/01/09	3,180	3,184,865
Weld Cnty Sch Dist No. 6 (Greeley)
5.25%, 12/01/17	2,405	2,532,176

		49,583,226

Connecticut—1.1%
Connecticut Res Recovery Auth
5.375%, 11/15/09 – 11/15/10	6,505	6,617,281
Connecticut State Spl Tax Oblig Rev
Series A
5.25%, 9/01/07	1,095	1,097,354
Series B
6.15%, 9/01/09	1,000	1,046,870
Connecticut State Spl Tax Oblig Rev
5.375%, 10/01/10	6,250	6,527,563
Connecticut State GO
5.00%, 12/01/12 – 12/01/13	20,065	21,183,093
5.50%, 12/01/07	10	10,070

Connecticut State Hlth & Ed Fac Auth Rev, Hop for Spl Care
Series A
5.125%, 7/01/07	365	365,000
Connecticut State Res Recov Auth, Mid-Connecticut Sys
MBIA Series A
5.75%, 11/15/07	2,115	2,130,228
Mashantucket Western Pequot Tribe, Spl Rev
Series Sub Ser B
5.55%, 9/01/08 (f)	1,700	1,731,297
State of Connecticut
5.375%, 10/01/13	4,795	5,051,341
Univ of Connecticut (Student Fee Rev)
FGIC Series A
5.25%, 11/15/17	3,065	3,262,171

		49,022,268

Delaware—0.4%
Delaware Transp Auth Motor Fuel Tax Rev
5.00%, 7/01/10	15,500	15,980,965
Delaware Transp Auth Transp Sys Rev, Senior
5.00%, 7/01/11	3,680	3,824,035

		19,805,000

District Of Columbia—0.3%
Dist of Columbia
AMBAC Series B-1
5.50%, 6/01/08	8,510	8,638,756
Dist of Columbia (Unrefunded)
FSA Series B
5.50%, 6/01/09	2,100	2,163,000
Dist of Columbia Escrowed to Maturity (Prerefunded)
FSA Series B
5.50%, 6/01/09	175	180,250
Dist of Columbia, COP
5.25%, 1/01/08	1,000	1,007,050
Dist of Columbia Hsg Fin Agy Rev AMT Rev AMT
GNMA/ FNMA Series A
6.25%, 12/01/28	910	928,519
Dist of Columbia Wtr & Swr Auth
6.00%, 10/01/16	1,635	1,854,303

		14,771,878

Florida—10.5%
Amelia Walk CDD
5.20%, 5/01/14	2,160	2,148,206

Arborwood CDD (Center Home Proj)
5.10%, 5/01/16	2,500	2,446,000
Arborwood CDD (Centex Homes Proj)
5.25%, 5/01/16 – 5/01/36	9,320	9,101,273
Beacon Tradeport CDD (Spl Assmt Industrial Proj)
Series B
7.125%, 5/01/22	2,410	2,539,031
Belmont CDD
5.125%, 11/01/14	2,500	2,459,725
Bonnet Creek Resort CDD, Spl Assmt
7.125%, 5/01/12	1,720	1,837,476
Broward Cnty Sch Board
5.00%, 7/01/13 – 7/01/14	7,150	7,494,892
Broward Cnty, Airport Sys Rev AMT
MBIA Series E
5.25%, 10/01/10	2,065	2,115,923
Chapel Creek CDD
5.25%, 5/01/15	3,660	3,627,353
Citizens Property Insurance Corp.
5.00%, 3/01/14 – 3/01/16	103,035	108,773,600
Dade Cnty IDA
3.67%, 1/01/16 (c)(d)	8,600	8,597,423
Dade Cnty Sch Dist
MBIA Series 94
5.00%, 8/01/12	8,060	8,426,488
Dupree Lakes CDD
5.00%, 11/01/10	310	307,086
Durbin Crossing CDD
5.25%, 11/01/15	1,650	1,616,158
East Homestead CDD
5.00%, 5/01/11	1,545	1,531,296
Fishhawk CDD II
5.00%, 5/01/12	3,000	2,964,660
Florida Hsg Fin Agy
3.67%, 7/01/07 (c)(d)	7,150	7,147,855
Florida Hurricane Catastrophe Fund
5.00%, 7/01/11	32,320	33,428,253
Florida State Board of Ed
5.00%, 6/01/12 – 6/01/13	9,610	10,063,097
5.25%, 6/01/11	2,125	2,220,859
MBIA Series C
5.25%, 1/01/11	4,600	4,787,036
Series A
5.00%, 1/01/13	14,745	15,435,508
Series B
5.00%, 1/01/12	9,805	10,204,162
Florida State Board of Ed ETM
9.125%, 6/01/14	150	192,513

Florida State Board of Ed (Unrefunded)
9.125%, 6/01/14	990	1,163,151
Florida State Board of Ed
Series A
5.00%, 6/01/12	5,305	5,539,003
Florida State Dept of Enviro Protection
5.00%, 7/01/13 – 7/01/15	16,920	17,845,291
Florida State Dept of Enviro Protection Preservation Rev Florida Forever
FGIC Series A
5.00%, 7/01/18	3,435	3,583,014
Florida State Turnpike Auth
5.00%, 7/01/11 (e)	1,020	1,057,638
5.00%, 7/01/12	6,240	6,519,677
5.25%, 7/01/10	6,975	7,230,215
Gateway Svcs CDD, Spl Assmt (Stoneybrook Proj)
Series B
5.50%, 7/01/08	295	295,587
Greyhawk Landing CDD, Spl Assmt Rev
Series B
6.25%, 5/01/09	140	140,773
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	105	105,214
Harbor Bay CDD (Capital Impt Rev)
Series B
6.35%, 5/01/10	1,005	1,009,975
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	125	124,289
Heritage Plantation CDD
5.10%, 11/01/13	3,710	3,658,579
Jacksonville Fl Dist Wtr & Swr Rev
5.00%, 10/01/20	5,340	5,408,619
Lake Ashton II CDD
5.00%, 11/01/11	6,810	6,765,939
Lake Ashton II CDD (Capital Impt Rev)
Series B
4.875%, 11/01/10	1,510	1,492,378
Lakewood Ranch Stewardship Dist
5.00%, 5/01/13	535	526,745
Landmark at Doral CDD
5.20%, 5/01/15	4,535	4,514,502
Live Oak CDD
Series B
5.00%, 11/01/09	3,805	3,752,453

Live Oak CDD No. 001, Spl Assmt ETM
Series B
5.30%, 5/01/08	95	95,000
Manatee Cnty CDD (Heritage Harbor South)
Series 02B
5.40%, 11/01/08	5	5,003
Meadow Pointe III CDD
Series 4B
5.00%, 5/01/09	360	358,510
Meadow Pointe IV CDD Capital Impt
Series B
5.125%, 11/01/07	170	170,065
Meadow Woods CDD
Series 4B
5.25%, 5/01/11	1,270	1,261,237
Miami Beach Hlth Facs Auth Hosp (Mount Sinai Med Ctr)
Series 04
6.75%, 11/15/24	6,990	7,780,569
Miami-Dade Cnty Sch Dist
4.75%, 7/15/10	11,215	11,439,636
Middle Village CDD (Spl Assmt)
Series C
5.125%, 5/01/09	535	534,107
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	4,300	4,571,158
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	1,990	2,061,481
Monterra CDD (Spl Assmt)
Series B
5.00%, 11/01/10	6,760	6,701,864
5.125%, 11/01/14	9,455	9,207,374
Orlando, Waste Wtr Sys Rev
Series A
5.469%, 10/01/07	1,790	1,789,928
Orlando, Waste Wtr Sys Rev, CPI Bd, Mandatory Put
Series A
5.469%, 10/01/15	6,070	6,062,291
Overoaks CDD (Capital Impt Rev)
Series 4B
5.125%, 5/01/09	2,910	2,902,550
Palm Beach Cnty Hlth Fac Auth
3.89%, 12/01/31 (c)(d)	1,000	1,000,000

Palm Beach Cnty Solid Waste Auth
AMBAC Series A
6.00%, 10/01/09	4,070	4,245,051
Palm Beach Cnty Solid Waste Auth
AMBAC Series A
6.00%, 10/01/09	235	245,723
Palm Glades CDD
4.85%, 8/01/11	2,345	2,287,454
Parkway Center CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	5,400	5,428,026
Paseo CDD
5.00%, 2/01/11	2,565	2,537,041
Paseo CDD (Capital Impt Rev)
Series B
4.875%, 5/01/10	5,130	5,077,110
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	1,050	1,041,159
Series A-2
5.25%, 5/01/36	7,630	7,398,048
Reunion East CDD
Series B
5.90%, 11/01/07	60	60,000
Riverwood Estates CDD
5.00%, 5/01/13	1,960	1,928,797
Saddlebrook CDD (Spl Assmt)
Series B
6.25%, 5/01/09	10	10,026
Sandy Creek CDD (Spl Assmt)
Series B
5.00%, 11/01/10	1,920	1,894,042
Sarasota Cnty Util Sys Rev
FGIC Series C
5.25%, 10/01/21	2,000	2,100,580
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	2,120	2,114,022
Shingle Creek CDD
5.75%, 5/01/15	4,885	4,967,556
South Bay CDD
Series 5B-2
5.375%, 5/01/13	2,900	2,867,723
South Bay CDD (Capital Impt Rev)
Series B-1
5.125%, 11/01/09	1,105	1,102,580

Stoneybrook South CDD
5.45%, 11/01/15 (e)	7,075	7,048,469
Sunrise Util Sys Rev
5.50%, 10/01/13	2,445	2,626,028
Sweetwater Creek CDD
5.125%, 5/01/13	3,000	2,972,280
5.30%, 5/01/17	1,000	988,180
Tampa Occupational License Tax
FGIC Series A
5.375%, 10/01/17 – 10/01/18	8,110	8,591,884
Tampa Wtr & Swr Rev
Series A
5.25%, 10/10/18	1,160	1,224,821
Tampa-Hillsborough Cnty Express Parkway
5.00%, 7/01/12	8,575	8,959,331
Tern Bay CDD (Capital Impt Rev)
Series B
5.00%, 5/01/15	2,570	2,509,708
Venetian CDD (Capital Impt)
Series B
5.95%, 5/01/12	370	378,980
Verano Center CDD
5.00%, 11/01/12	2,320	2,286,870
Verano Ctr CDD (Infrastructure Proj)
Series B
5.00%, 11/01/13	3,300	3,245,418
Villages of Westport CDD
Series 05A
5.125%, 5/01/15	2,290	2,234,399
Waterford Estates CDD
5.125%, 5/01/13	2,000	1,981,520
Westchester CDD No. 1 (Spl Assmt)
6.00%, 5/01/23	4,670	4,838,494

		471,331,008

Georgia—0.9%
Georgia State GO
Series A
6.25%, 4/01/08	2,600	2,647,320
Series B
6.00%, 3/01/12	1,000	1,087,230
Series C
6.25%, 8/01/10	1,490	1,590,843
Series D
6.70%, 8/01/08	1,770	1,824,693
Metropolitan Atlanta Rapid Transit Auth
5.00%, 7/01/12 – 7/01/13	11,520	12,116,840

Metropolitan Atlanta Rapid Transit Auth Sales Tax Rev (Second Indenture)
MBIA Series B
5.10%, 7/01/20	11,000	11,251,020
Municipal Elec Auth of Georgia
5.25%, 1/01/14	7,855	8,383,484
Municipal Elec Auth of Georgia (Unrefunded) (Combustion Turbine Proj.)
MBIA Series A
5.25%, 11/01/21	3,000	3,154,500

		42,055,930

Guam—0.3%
Guam Govt Wtrwrks Auth COP (Prerefunded)
5.18%, 7/01/15	7,694	7,868,244
Guam Govt Wtrwrks Auth Wtr & Wastewtr Sys Rev
5.00%, 7/01/10	2,055	2,077,708
Series 05
5.00%, 7/01/13	1,345	1,368,578

		11,314,530

Hawaii—3.0%
Hawaii State GO
AMBAC Series DG
5.00%, 7/01/11 – 7/01/13	47,505	49,814,142
FSA Series CX
5.50%, 2/01/21	2,540	2,690,063
Hawaii State Escrowed to Maturity
FGIC Series CN
6.00%, 3/01/09	105	108,632
Hawaii State GO (Prerefunded)
FSA Series CX
5.50%, 2/01/17	2,940	3,123,779
Hawaii State GO (Unrefunded)
FGIC Series CN
6.00%, 3/01/09	2,560	2,646,477
FSA Series CX
5.50%, 2/01/17	4,055	4,291,082
Hawaii State GO
AMBAC Series DG
5.00%, 7/01/14 – 7/01/15	66,355	70,182,478

		132,856,653

Illinois—4.3%
Bolingbrook Sales Tax Rev
5.75%, 1/01/15 (g)	4,000	3,953,640
Chicago
FSA Series A
5.00%, 1/01/12	5,760	5,989,709

Chicago (Kingsbury Redev Proj.)
Series A
6.57%, 2/15/13	2,000	2,038,380
Chicago (Prerefunded)
FGIC Series A
6.75%, 1/01/35	2,310	2,511,894
Chicago Brd of Ed, Lease Certificates
MBIA Series A
6.25%, 1/01/11	1,880	2,017,729
Chicago HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA/ FHLMC Series 99 A
6.35%, 10/01/30	120	124,451
Chicago Hsg Auth Capital Program Rev
5.00%, 7/01/07	3,190	3,190,000
Chicago O’Hare Int’l Airport, Rev, Second Lien
MBIA Series C
5.00%, 1/01/10	1,890	1,937,042
5.75%, 1/01/09	1,675	1,719,388
Chicago Park Dist, Harbor Fac Rev (Prerefunded)
5.875%, 1/01/13 – 1/01/15	5,735	6,076,175
Chicago Pub Bldg Commission (Chicago Park Dist)
FGIC Series A
5.375%, 1/01/13	2,510	2,584,898
Chicago Pub Bldg Commission
5.00%, 3/01/09	1,180	1,201,500
5.25%, 3/01/21	4,000	4,242,320
Chicago Transit Auth, Capital Grant Receipts Rev (Federal Transit Administration, Section 5307)
AMBAC Series A
5.25%, 6/01/10	4,570	4,733,926
AMBAC Series B
5.00%, 6/01/09	2,000	2,041,800
City of Chicago
5.00%, 1/01/16	5,000	5,279,500
Cook Cnty Escrowed to Maturity
7.25%, 11/01/07	355	358,923
Du Page Cnty (Stormwater Proj.)
5.60%, 1/01/21	1,920	2,107,891
Du Page Cnty Jail Proj.
5.60%, 1/01/21	6,735	7,394,087
Du Page Cnty Wtr Commission
5.25%, 3/01/09 – 3/01/10	11,910	12,230,213
Illinois Dev Fin Auth, (Adventist Hlth Sys)
MBIA Series B
6.942%, 1/01/19	5,730	6,060,506

Illinois Ed Facs Auth (Loyola Univ) Chicago ETM
Series A
7.00%, 7/01/07	515	515,000
Illinois Fin Auth
5.25%, 3/01/12	5,825	6,121,085
Illinois State GO
5.00%, 4/01/11	1,535	1,589,876
5.25%, 4/01/09 – 10/01/21	9,320	9,715,050
Illinois State GO (Prerefunded)
5.75%, 12/01/13	2,390	2,528,070
Illinois State Dedicated Tax Rev (Civic Ctr)
6.25%, 12/15/20	3,135	3,593,337
Illinois State Sales Tax Rev
Series Q
6.00%, 6/15/12	3,225	3,443,590
Series U
5.00%, 6/15/09	1,150	1,151,162
McLean Cnty Pub Bldg Commission
7.25%, 11/01/07	2,000	2,021,840
Metropolitan Pier & Exposition Auth Dedicated State Tax Rev (McCormick Place)
MBIA Series A
5.25%, 6/15/09	7,000	7,181,720
Pingree Grove Village II (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	1,840	1,844,839
Regional Transp Auth
5.00%, 7/01/16	5,285	5,606,962
FGIC Series B
5.50%, 6/01/17	1,025	1,130,278
FGIC Series C
7.75%, 6/01/20	1,005	1,291,043
St. Clair Cnty
5.625%, 10/01/13	3,410	3,593,492
State of Illinois GO
5.00%, 1/01/13 – 3/01/15	27,370	28,836,287
5.25%, 10/01/13	7,785	8,299,433
5.375%, 7/01/10	8,985	9,350,330
Town of Cortland
5.50%, 3/01/17	5,117	5,126,825
Univ of Illinois COP (Prerefunded)
AMBAC Series A
5.50%, 8/15/18	2,340	2,475,369
Will & Kendall Counties Comnty Consolidated Sch Dist 202
5.00%, 1/01/14 – 1/01/16	8,575	9,070,218

		192,279,778

Indiana—1.1%
Allen Cnty Juvenile Justice Ctr First Mortgage Rev
5.50%, 1/01/18	1,575	1,681,690
Dyer Redev Auth, Eco Dev Lease
6.55%, 7/15/20	2,720	2,887,634
6.875%, 7/15/14	1,755	1,874,182
Indiana Bd Bank Rev
Series B
5.00%, 2/01/08	2,000	2,013,740
Indiana State Fin Auth
5.00%, 2/01/14	5,735	6,029,550
Indiana State Fin Auth (St Revolving PG)
Series A
5.00%, 2/01/13 – 2/01/14	6,450	6,769,712
Indiana Transp Fin Auth, Airport Facs Lease Rev
AMBAC Series A
6.00%, 11/01/09	1,370	1,435,678
Indianapolis Gas Util Rev, Ref Distribtion Sys
AMBAC Series A
5.75%, 8/15/08	2,395	2,444,457
Indianapolis Local Pub Impt Bond Bank
Series B
5.00%, 2/01/10	1,020	1,026,773
6.00%, 1/10/13	5,325	5,640,666
Indianapolis Pub Impt Bond Bank (Prerefunded)
MBIA Series 2A
5.25%, 7/01/33	11,025	11,647,802
Indianapolis Res Recov, Ogden Martin Sys (Inc Proj.)
6.75%, 12/01/08	2,750	2,838,137
Ivy Tech State College, Student Fee
AMBAC Series G
5.00%, 7/01/08	1,000	1,011,730

		47,301,751

Kansas—0.5%
Junction City KS
5.00%, 12/01/07	1,980	1,985,841
Kansas State Dept of Transp
5.00%, 9/01/11	5,645	5,872,042
Sedgwick & Shawnee Counties SFMR (Mtg-Bckd Secs Prog)
GNMA Series A-1
6.50%, 12/01/22 (b)	90	90,820

Wyandotte Cnty-Kansas City Unified Govt Spl Oblg (Sales Tax)
Series B
4.75%, 12/01/16	1,565	1,605,424
Wyandotte County-Kansas City Unified Government
5.65%, 9/01/13 – 9/01/14	11,960	13,044,766

		22,598,893

Kentucky—0.2%
Kentucky Eco Dev Fin Auth (Catholic Hlth Initiatives)
Series A
5.375%, 12/01/11	1,240	1,269,165
Kentucky State Property & Bldgs Commission
5.00%, 3/01/13 – 3/01/14	7,970	8,372,804

		9,641,969

Louisiana—1.3%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	4,025	3,954,723
Jefferson Parish Home Mortgage Auth Rev, Mortgage-Backed Securities AMT
GNMA/ FNMA Series C-1
5.40%, 12/01/20	140	140,704
Lakeshore Villages Master CDD
5.25%, 7/01/17	9,926	9,789,518
Louisiana Airport Fac (Cargo ACQ Grp) AMT
Series 02
6.65%, 1/01/25	745	784,202
Louisiana State Citizens Property Insurance Corp.
5.25%, 6/01/14	1,770	1,884,696
Louisiana State Office Fac Corp., Lease Rev (Capitol Complex Program)
MBIA Series A
5.50%, 3/01/11	2,000	2,068,160
New Orleans GO
5.25%, 12/01/20	5,845	6,173,898
Orange Grove CDD
5.30%, 11/01/21 (e)	2,620	2,604,201
State of Louisiana GO
5.00%, 5/01/13 – 5/01/15	22,690	23,818,547
Tangipahoa Parish Sch Dist
5.90%, 5/01/22 (e)	3,365	3,365,000
Terrebonne Parish Wtrwks Dist No. 001 Wtr Rev
AMBAC Series A
5.25%, 11/01/23	2,000	2,106,580

		56,690,229

Maryland—0.1%
Montgomery Cnty, Pub Impt
Series A
5.00%, 2/01/16	2,965	3,113,695

Massachusetts—7.0%
City of Boston
5.00%, 3/01/15	1,035	1,097,711
Comwlth of Massachusetts GO
5.00%, 11/01/10 – 3/01/21	21,775	23,031,493
5.25%, 1/01/09	1,865	1,902,971
MBIA Series A
5.50%, 2/01/10	29,730	30,882,632
Massachusetts Bay Transp Auth
GTD Series A
5.50%, 3/01/12	3,780	3,931,389
MBIA Series A
7.00%, 3/01/10	9,615	10,336,702
Series A
5.75%, 3/01/10	2,255	2,356,249
Massachusetts Bay Transp Auth
Series A
5.25%, 7/01/20	3,600	3,800,016
Series Senior Ser B
5.00%, 7/01/11	2,385	2,473,889
Massachusetts State GO (Consolidated Loan)
Series B
5.00%, 8/01/12	17,750	18,523,900
Massachusetts Hlth & Ed Facs Auth
3.74%, 7/01/32 – 7/01/39 (c)(d)	27,530	27,521,744
Massachusetts Port Auth
FSA Series B
5.50%, 7/01/09	1,780	1,829,520
Massachusetts St Wtr Pollution Abatement
Series B
5.25%, 8/01/14	1,055	1,113,221
Massachusetts State GO (Consolidated Loan)
MBIA Series A
5.50%, 2/01/11	5,555	5,840,971
Series A
5.50%, 1/01/10 – 1/01/11	15,265	15,836,108
Massachusetts State (Consolidated Loan)
5.00%, 5/01/12 – 5/01/14	18,515	19,403,655
5.50%, 11/01/12	20,050	21,487,585
FGIC Series C
5.50%, 11/01/13 – 11/01/14	38,980	42,385,394
Series A
5.00%, 8/01/12	9,720	10,143,792
6.00%, 2/01/10	6,315	6,628,477
Series B
5.70%, 6/01/19	3,655	3,834,936
Series C
5.25%, 12/01/08	5,285	5,389,432

5.50%, 12/01/11	2,115	2,241,900
Series E
5.50%, 1/01/09	4,010	4,104,836
Massachusetts State (Consolidated Loan) Prerefunded
MBIA Series D
5.375%, 8/01/22	2,495	2,649,840
Massachusetts State (Consolidated Loan) (Prerefunded)
MBIA Series D
5.375%, 8/01/22	110	116,827
Series C
5.25%, 8/01/11	2,785	2,855,182
5.375%, 12/01/18	11,870	12,522,850
5.75%, 10/01/14	3,325	3,509,205
Massachusetts State Hlth & Ed Facs Auth (Harvard Univ)
Series N
6.25%, 4/01/20	2,820	3,364,034
Massachusetts Wtr Poll Abatement Trust (New Bedford Program)
Series A
5.125%, 2/01/16	3,460	3,549,026
Massachusetts Wtr Poll Abatement Trust (Pool Program Bds)
Series 7
5.25%, 2/01/10	2,455	2,534,076
Univ of Massachusetts Bldg Auth
AMBAC Series Senior Ser 2
5.00%, 11/01/18	18,690	19,636,088

		316,835,651

Michigan—1.7%
Berkley City Sch Dist
7.00%, 1/01/08	1,000	1,015,540
Detroit City Sch Dist
AMBAC Series A
6.50%, 5/01/10	1,065	1,135,897
Detroit City Sch Dist (Sch Bldg & Site Improvement)
FGIC Series 2A
5.00%, 5/01/32	1,405	1,474,281
Detroit, Sewage Disposal Rev
FGIC Series A
6.00%, 7/01/29	3,105	3,283,382
MBIA Series B
6.00%, 7/01/10	2,510	2,655,153
Detroit, Wtr Supply Sys Rev, Senior Lien
FGIC Series A
5.875%, 7/01/22	3,475	3,666,160
Grand Rapids, Wtr Supply Sys Rev
5.75%, 1/01/12	2,100	2,223,459

Lansing Comnty College
5.50%, 5/01/16	3,515	3,740,768
Michigan Mun Bd Auth (Clean Wtr Revolving Fund) Prerefundedd
5.75%, 10/01/14	3,745	3,930,377
Michigan Mun Bd Auth (Clean Wtr Revolving Fund) (Prerefunded)
5.625%, 10/01/11	1,270	1,329,487
Michigan Mun Bd Auth (Ref Sch Loan)
Series A
5.25%, 12/01/10	5,215	5,420,419
Michigan Municipal Bond Auth
5.50%, 10/01/13 – 10/01/15	5,165	5,638,555
Michigan Pub Pwr Agy
5.25%, 1/01/14	3,380	3,599,497
Michigan Pub Pwr Agy (Ref Belle River Proj)
MBIA Series A
5.25%, 1/01/10	9,065	9,348,191
Michigan State Building Auth (Trunk Line Fund)
FSA Series 05B
5.00%, 9/01/11	5,130	5,332,327
Michigan State Building Auth (Trunk Line Fund)
5.00%, 11/01/12	4,130	4,328,034
5.25%, 11/01/13	5,000	5,340,050
FSA Series A
5.50%, 11/01/18	1,110	1,176,322
Michigan State COP (New Ctr Dev)
5.375%, 9/01/19	4,775	5,031,274
State of Michigan Building Auth
5.00%, 9/01/13	2,055	2,163,751
Walled Lake Consolidated Sch Dist
5.75%, 5/01/13	2,000	2,095,680
Wayne Cnty Comnty College Impt
5.00%, 7/01/08	1,925	1,947,773

		75,876,377

Minnesota—0.3%
Minnesota Pub Fac Auth
5.00%, 3/01/13	1,245	1,308,034
Minnesota Pub Facs Auth Wtr PCR
Series 4D
5.00%, 3/01/11	5,155	5,342,642
Minnesota State Mun Pwr Agy, Elec Rev
4.50%, 10/01/12	2,395	2,436,218
St Paul Hsg & Redev Auth Hosp Rev (Healtheast Proj.)
5.75%, 11/15/21	1,750	1,885,748

St. Paul Minnesota Hsg & Redev Auth Hosp Rev (Healtheast Proj.)
5.15%, 11/15/20	2,770	2,874,595

		13,847,237

Missouri—0.6%
Jackson Cnty Pub Bldg Corp., Leasehold Rev (Capital Impts Poj.)
5.00%, 12/01/25	1,955	2,002,292
Kansas City Municipal Assistance Corp./MO
5.00%, 4/15/13	7,215	7,583,470
Missouri State Highways & Transit Commission
5.00%, 2/01/13	10,755	11,287,157
Missouri State Hsg Dev Commission, SFMR AMT
GNMA/ FNMA Series B-2
6.40%, 9/01/29	380	388,687
St Louis Airport Rev (Arpt Dev Prog) Prerefunded
MBIA Series A
5.625%, 7/01/18	3,550	3,767,438
St. Louis Airport Revenue (Arpt Development Program)
MBIA Series A
5.625%, 7/01/19	1,345	1,427,381

		26,456,425

Nebraska—0.2%
Nebraska Pub Pwr Dist
MBIA Series Ser B
5.00%, 1/01/11	10,755	11,126,693

Nevada—3.0%
Clark Cnty
AMBAC Series A
6.50%, 6/01/17	1,760	2,066,451
Clark Cnty Impt Dist, Summerlin No. 151
3.50%, 8/01/07	845	844,451
3.95%, 8/01/09	470	465,112
4.40%, 8/01/12	190	187,701
Clark Cnty PCR (Southern California) AMT
Series C
3.25%, 6/01/31 (b)	1,175	1,156,517
Clark Cnty Sch Dist
5.00%, 6/15/10 – 6/15/13	8,740	9,110,804
5.25%, 6/15/12 – 6/15/14	10,505	11,161,805
5.50%, 6/15/12	13,425	14,301,384
FSA Series C
5.25%, 6/15/13	8,800	9,343,136
Clark Cnty Spl Impt Dist No 142
5.30%, 8/01/11	1,605	1,638,769

Clark Cnty Spl Impt Dist No. 142
5.00%, 8/01/10	3,480	3,556,734
Cnty of Clark
5.00%, 6/01/12 – 11/01/16	64,285	67,787,927
Henderson Local Impt Dist No. T-14
4.35%, 3/01/09	2,005	2,005,842
Henderson Local Impt Dist No. T-16
4.75%, 3/01/13	1,000	1,002,400
Las Vegas Spl Impt Dist No. 607, Local Impt Bds
4.30%, 6/01/08	1,640	1,637,753
5.15%, 6/01/11	2,020	2,039,089
Washoe Cnty Sch Dist
5.00%, 8/01/07	5,775	5,779,678
Washoe Cnty Sch Dist (Prerefunded)
5.25%, 6/01/14	1,555	1,586,380

		135,671,933

New Hampshire—0.3%
Manchester Hsg & Redev Auth
ACA Series A
6.75%, 1/01/13 – 1/01/15	6,155	6,531,272
New Hampshire Hlth & Ed Fac Auth
5.375%, 7/01/20	7,090	7,519,016

		14,050,288

New Jersey—5.6%
City of Bayonne
5.00%, 10/26/07	6,512	6,525,876
Garden State Preservation Trust (Open Space & Farmland)
FSA Series 05A
5.80%, 11/01/17	2,325	2,594,212
Jersey City
Series A
6.00%, 10/01/07	2,620	2,633,467
New Jersey Eco Dev Auth
5.00%, 9/01/15	3,645	3,819,668
MBIA Series 1A
5.00%, 7/01/11	11,795	12,247,928
New Jersey Eco Dev Auth (Cigarette Tax)
5.00%, 6/15/09 – 6/15/10	15,035	15,452,098
New Jersey Eco Dev Auth Market Transition Facs Rev, Senior Lien
MBIA Series A
5.00%, 7/01/09	3,790	3,873,380
New Jersey Eco Dev Auth (Cigarette Tax)
5.00%, 6/15/09	3,655	3,735,702
FGIC Series 4
5.00%, 6/15/11	4,665	4,835,272
FSA Series 4
5.00%, 6/15/10	3,615	3,719,437

New Jersey Eco Dev Auth Sch Fac Constr
MBIA Series C
5.00%, 6/15/09	3,055	3,122,454
New Jersey Eco Dev Auth Sch Facs Constr
MBIA Series G
5.00%, 9/01/13	20,445	21,504,255
New Jersey Eco Dev Auth Sch Facs Constr Prerefunded ETM
MBIA Series C
5.00%, 6/15/09	245	250,363
New Jersey Eco Dev Auth Sch Facs Constr (Prerefunded)
MBIA Series C
5.00%, 6/15/15	4,375	4,571,394
New Jersey Enviro Infra Trust (WasteWtr Treatment)
5.00%, 3/01/08	1,000	1,008,100
New Jersey Hlth care Facs Fin Auth (Jersey City Med Ctr)
4.80%, 8/01/21	460	462,397
New Jersey St Edl Facs Auth (Prerefunded)
AMBAC Series 02A
5.25%, 9/01/21	4,505	4,766,921
New Jersey State
5.50%, 2/01/10 – 8/01/11	4,640	4,877,628
New Jersey State Transp Trust Fund Auth
AMBAC Series C
5.25%, 12/15/08	11,960	12,206,256
FSA Series C
5.50%, 12/15/11	6,550	6,951,712
New Jersey State Transp Trust Fund Auth (Transp Sys)
FSA Series C
5.50%, 12/15/10	6,090	6,395,048
MBIA Series A
5.25%, 12/15/12	10,175	10,781,328
Series C
5.50%, 6/15/21	3,275	3,530,745
New Jersey State Transp Trust Fund Auth, (Transp Sys)
MBIA Series B
5.00%, 12/15/21	3,000	3,129,660
New Jersey State Turnpike Auth (Unrefunded)
MBIA Series A
6.00%, 1/01/11	14,175	15,113,385

New Jersey State Turnpike Auth
MBIA Series A
5.50%, 1/01/09	1,210	1,239,318
New Jersey State, Ref
AMBAC Series N
5.25%, 7/15/11	6,000	6,290,040
New Jersey Transp Trust Fund Auth
5.00%, 6/15/13 – 6/15/14	11,520	12,123,563
5.25%, 12/15/09 – 12/15/14	20,095	21,487,640
AMBAC Series A
5.50%, 12/15/13	7,415	8,019,322
New Jersey Transp Trust Fund Auth
FGIC Series B
5.25%, 12/15/13	5,000	5,337,200
FSA Series C
5.75%, 12/15/12	5,000	5,419,050
MBIA Series A
5.25%, 12/15/11 – 12/15/13	26,240	27,888,855
MBIA Series B
5.25%, 12/15/13	6,380	6,810,267

		252,723,941

New York—8.1%
City of New York
5.00%, 8/01/12 – 2/01/16	12,310	12,913,467
Long Island Pwr Auth
5.75%, 12/01/24	4,625	4,754,084
Long Island Pwr Auth
Series A
5.00%, 6/01/08	6,115	6,178,963
MTA, Commuter Facs Rev ETM
FGIC Series C-2
6.00%, 7/01/07	2,030	2,030,000
MTA, Dedicated Tax Fund (Prerefunded)
FGIC Series A
5.00%, 4/01/23	2,835	3,028,035
New York City
5.00%, 1/01/15 – 1/01/16	15,370	16,159,983
FGIC Series D
6.00%, 8/01/08	2,095	2,145,573
Series 4B
5.00%, 8/01/10	14,270	14,686,541
Series B
5.25%, 8/01/09	8,500	8,722,615
Series D
5.00%, 8/01/09	7,755	7,919,949
Series G
5.00%, 8/01/11	7,360	7,625,475
Series H
5.00%, 8/01/11	3,450	3,574,442
Series I
5.875%, 3/15/13	100	100,923

New York City GO
Series 4G
5.00%, 8/01/12	21,110	21,991,131
Series I
5.00%, 8/01/10	4,520	4,651,939
New York City TFA
5.00%, 2/15/10 – 8/01/11	12,790	13,200,959
MBIA Series E
5.25%, 2/01/21	2,760	2,899,766
Series B
5.25%, 2/01/29 (b)	1,140	1,185,418
New York City TFA, Futrue Tax Secured
MBIA Series D
5.25%, 2/01/20	2,360	2,483,098
New York City TFA, Future Tax Secured
MBIA Series E
5.25%, 2/01/22	4,685	4,915,127
Series E
5.00%, 2/01/10	3,775	3,875,604
Series SubSer D-1
5.00%, 11/01/08	20,570	20,918,867
New York Conv Center
0.00%, 6/01/08	1,500	1,449,090
New York State Dorm Auth (City Univ)
Series A
5.75%, 7/01/13	1,280	1,360,986
New York State Dorm Auth (Mental Hlth Facs Impt)
FSA Series B
5.00%, 2/15/10	2,160	2,214,043
New York State Dorm Auth (Mental Hlth Svcs Facs)
FSA Series 1
5.125%, 1/15/13	2,085	2,140,586
New York State Dorm Auth (Mental Hlth Svcs Facs) (Unrefunded)
MBIA Series D
5.25%, 2/15/13	1,195	1,224,696
New York State Dorm Auth (NY University)
MBIA Series A
6.00%, 7/01/18	2,865	3,301,540
New York State Dorm Auth (City Univ)
Series A
5.75%, 7/01/07	1,000	1,000,000
New York State Dorm Auth Sch Dist Rev
MBIA Series E
5.50%, 10/01/08	3,820	3,900,411

New York State Thruway Auth
5.00%, 4/01/13 – 4/01/16	61,055	64,699,921
5.25%, 4/01/11	15,310	16,005,380
New York State Thruway Auth (Pers Inc Tax)
FSA Series A
5.00%, 3/15/18	7,860	8,248,205
New York State Thruway Auth, Hwy & Brdg Trust Fund
FSA Series 5B
5.00%, 4/01/14 (h)	28,430	30,024,354
FSA Series Ser B
5.00%, 4/01/08 – 4/01/10	18,825	19,231,850
MBIA Series A
5.00%, 4/01/21	4,700	4,867,837
New York State Thruway Auth, Svc Contract Rev, Local Hwy & Brdg
Series A
5.00%, 3/15/08	7,570	7,631,241
New York State UDC Correctional & Youth Facs, Svc Contract Rev
Series A
5.00%, 1/01/27	3,020	3,067,595
Tobacco Settlement Fin Corp
Series A-1
5.00%, 6/01/11	1,740	1,741,792
Series C-1
5.50%, 6/01/14	16,540	16,974,837
Tobacco Settlement Fin Corp (Tobacco Asset-Backed Bds)
Series A-1
5.00%, 6/01/08	7,295	7,377,142
5.25%, 6/01/12	305	305,375

		362,728,840

North Carolina—2.3%
Charlotte COP (Equipment Acquisition Proj.)
Series B
5.00%, 3/01/09	5,000	5,089,500
North Carolina Eastern Mun Pwr Agy
ACA Series B
6.125%, 1/01/09	2,105	2,168,718
Series B
5.70%, 1/01/17	1,880	1,953,959
6.125%, 1/01/09	3,910	4,028,903
Series D
6.45%, 1/01/14	630	669,155
North Carolina Eastern Mun Pwr Agy (Prerefunded)
Series A
6.00%, 1/01/26	1,720	2,051,324

North Carolina Eastern Mun Pwr Agy, Pwr Sys Rev, Ref
Series A
5.50%, 1/01/11	3,690	3,845,386
Series C
5.25%, 1/01/11	2,765	2,859,204
North Carolina Infra Fin Corp. COP Capital Impt
Series A
5.00%, 2/01/13	4,295	4,485,698
North Carolina Infrastructure Fin Corp.
5.00%, 2/01/13 – 2/01/15	22,295	23,477,479
North Carolina Mun Pwr Agy No. 1, Catawba Elec Rev
Series A
5.50%, 1/01/12 – 1/01/13	13,680	14,331,482
North Carolina Mun Pwr Agy No. 1, Catawba Elec Rev ETM
5.50%, 1/01/13	4,170	4,399,850
North Carolina State GO
Series A
5.25%, 3/01/13	5,000	5,323,700
5.50%, 3/01/11	18,510	19,515,278
Series B
5.00%, 4/01/13	6,635	6,985,726

		101,185,362

Ohio—2.2%
City of Cincinnati
5.00%, 12/01/15	5,780	6,129,632
Cnty of Hamilton
3.66%, 1/01/18 (c)(d)	11,300	11,296,614
5.75%, 12/01/12 – 12/01/13	6,455	6,832,320
Cuyahoga Cnty, Hosp Facs Rev (Canton Inc Proj.)
6.75%, 1/01/10	1,335	1,377,720
Montgomery Cnty, Hosp Rev, Grandview Hosp & Med Ctr.
5.60%, 12/01/11	1,000	1,040,030
Montgomery Cnty, Hosp Rev, Grandview Hosp & Med Ctr. ETM
5.40%, 12/01/09	1,145	1,185,625
Montgomery Cnty, Hosp Rev, Grandview Hosp & Med Ctr. Prerefunded
5.50%, 12/01/10	2,100	2,179,296
Ohio Wtr Dev Auth
4.85%, 11/01/22 (b)	2,665	2,669,344
5.00%, 5/01/14 – 6/15/14	7,195	7,582,849
Ohio State Bldg Auth
5.00%, 4/01/12	5,000	5,207,000
Ohio State Bldg Auth, State Facs Administration Bldg Fund (Ref Proj B)
5.25%, 10/01/08	3,400	3,459,738

Ohio State Bldg Auth, Workers Compensation Facs
FGIC Series A
5.00%, 4/01/12	7,265	7,581,754
Ohio Wtr Dev Auth, PCR
5.25%, 12/01/17	6,850	7,230,860
Ohio Wtr Dev Auth, PCR Wtr Quality Loan Fund
5.00%, 6/01/13	5,860	6,162,142
Ohio State, Common Schs
Series B
5.00%, 9/15/11	1,785	1,854,597
Ohio State, Hgr Ed Capital Facs
AMBAC Series A
5.00%, 8/01/11	16,500	17,139,045
Port Auth Columbiana Cnty SWFR (Liberty Waste Trans LLC Proj) AMT
Series A
7.00%, 8/01/21	4,735	4,756,686
State of Ohio GO
5.20%, 2/01/10	6,890	7,101,867

		100,787,119

Oklahoma—1.6%
McGee Creek Auth Wtr Rev
6.00%, 1/01/23	3,980	4,555,190
Oklahoma City Airport Trust, Junior Lien-27th Ser
FSA Series B
5.50%, 7/01/07	1,065	1,065,000
Oklahoma Dev Fin Auth, Hillcrest Hlthcare Sys ETM
Series A
5.00%, 8/15/09	1,000	1,023,270
Oklahoma Dev Fin Auth, Hillcrest Hlthcare Sys (Prerefunded)
Series A
5.75%, 8/15/13	2,240	2,346,534
Oklahoma Hsg Fin Agy, Single-Family Redev, Mortgage Homeownership Loan AMT
Series B-2
6.55%, 3/01/29	175	177,177
Tulsa Cnty Ind Auth (Capital Impts Rev)
FSA Series B
5.00%, 5/15/10 – 5/15/12	51,315	53,320,546
Tulsa Cnty Ind Auth (Capital Impts Rev)
Series B
5.00%, 5/15/09	10,900	11,104,811

		73,592,528

Oregon—0.6%
City of Portland
5.00%, 6/15/13	5,090	5,356,818
Clackamas & Washington Cnty, Sch Dist No. 003
FGIC Series B
5.00%, 6/15/12	5,190	5,425,367
Deschutes Cnty, Administrative Sch Dist No. 1, Ref
5.00%, 12/15/11	3,410	3,555,982
Emerald Peoples Util Dist
7.35%, 11/01/08	1,265	1,321,950
Oregon State Dept of Administrative Services
5.25%, 5/01/14	1,775	1,870,530
Tri-Cnty Metropolitan Transp Dist
4.00%, 5/01/14	4,500	4,475,880
5.00%, 5/01/12	1,080	1,127,844
Washington Cnty Sch Dist No. 48 (J Beaverton Ref)
5.00%, 6/01/13	4,600	4,839,660

		27,974,031

Pennsylvania—4.7%
Allegheny Cnty
MBIA Series C-54
5.375%, 11/01/18	3,400	3,623,584
Allegheny Cnty Airport Rev (Pittsburgh In’l Arpt) AMT
MBIA Series A-1
5.75%, 1/01/09	4,310	4,419,215
Allegheny Cnty Hosp Dev Auth
5.00%, 11/15/09 – 11/15/12	15,900	16,036,501
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series A
5.00%, 11/15/13	3,965	4,001,319
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series B
9.25%, 11/15/22	3,020	3,560,338
Allegheny Cnty Redev Auth (Pittsburgh Mills Proj)
5.10%, 7/01/14	625	634,413
Beaver Cnty IDA PCR (Cleveland Electric Proj)
Series 98
3.75%, 10/01/30 (b)	13,150	13,065,183
Bucks Cnty IDA Waste Mngt Inc. Proj
4.90%, 12/01/22 (b)	4,885	4,902,342
Central Bucks Sch Dist
5.00%, 5/15/16	5,000	5,323,650
Chester Cnty Hlth & Ed Facs Auth (Chester Cnty Hosp)
Series A
6.75%, 7/01/21	1,320	1,411,951

Comwlth of Pennsylvania GO
5.00%, 3/01/16	18,915	20,058,979
5.25%, 2/01/14	10,885	11,651,195
Delaware Valley Regional Fin Auth
AMBAC Series A
0.892%, 7/01/27 (d)	15,270	15,270,000
Pennsylvania State GO
5.00%, 9/01/11 – 2/01/15	46,185	48,403,041
5.25%, 7/01/11 – 7/01/14	24,515	25,985,247
5.50%, 6/01/10 – 2/01/14	9,945	10,591,235
Pennsylvania State Pub Sch Bldg Auth
5.00%, 6/01/14	5,115	5,395,507
Pennsylvania State Ref & Projs
5.25%, 2/01/11	1,085	1,132,632
Philadelphia Parking Auth
5.50%, 9/01/11	1,915	1,996,483
Westmoreland Cnty Mun Auth Mun Svc Rev
5.00%, 8/15/08 – 8/15/09	12,540	12,748,933

		210,211,748

Puerto Rico—1.8%
Comwlth of Puerto Rico
FSA Series C
5.00%, 7/01/21 (b)	20,710	20,958,934
Series A
5.00%, 7/01/30 (b)	2,850	2,929,686
Government Dev Bank for Puerto Rico
5.00%, 12/01/07	7,680	7,709,414
Govt Dev for Puerto Rico
5.00%, 12/01/08 – 12/01/10	21,995	22,279,705
Univ of Puerto Rico
5.00%, 6/01/12 – 6/01/15	26,580	27,624,018

		81,501,757

Rhode Island—0.3%
Providence Pub Bldg Auth
FSA Series A
5.10%, 12/15/09	1,000	1,015,910
Rhode Island Depositors Eco Protection Corp. ETM
FSA Series A
5.50%, 8/01/20	1,500	1,646,940
5.75%, 8/01/19	4,940	5,571,085
Series A
6.375%, 8/01/22	5,780	7,063,854

		15,297,789

South Carolina—1.1%
Greenville Cnty Sch Dist
5.00%, 12/01/10 – 12/01/15	22,600	23,552,778
Horry Cnty Sch Dist
SCSDE Series A
5.375%, 3/01/18	5,285	5,572,240

Lancaster Cnty Assmt Rev (Edenmoor Impt Dist)
Series B
5.375%, 12/01/16	4,290	4,349,545
Newberry Investing in Children Ed Newberry Cnty (Sch Dist Proj)
5.25%, 12/01/23 – 12/01/25	2,315	2,370,601
Orangeburg Cnty Projs Corp., Capital Projs Sales & Use Tax Rev
4.75%, 10/01/07	2,635	2,640,955
Richland Cnty Env Impt (Int'l Paper Co. Proj)
Series A
4.25%, 10/01/07	1,235	1,234,976
Richland Cnty Sch Dist No. 1
4.75%, 3/01/10	2,405	2,457,814
South Carolina Pub Ser Auth
MBIA Series B
5.00%, 1/01/11 – 1/01/12	7,385	7,668,656

		49,847,565

Tennessee—0.4%
Chattanooga Hlth Ed & Hsg Fac Bd (Catholic Health)
Series A
5.375%, 12/01/11	3,215	3,292,642
Chattanooga Hlth Ed & Hsg Fac Board (Catholic Health)
3.87%, 6/01/28 (c)(d)	6,545	6,545,000
Memphis-Shelby Cnty Airport Auth AMT
MBIA Series A
6.25%, 2/15/10	1,000	1,052,930
Memphis-Shelby Cnty Airport Auth
AMBAC Series D
6.25%, 3/01/18	3,000	3,168,810
Memphis-Shelby Cnty Airport Auth AMT
MBIA Series A
6.00%, 2/15/08	1,000	1,012,690
Sevier Cnty Pub Bldg Auth
3.95%, 6/01/20 (c)(d)	870	870,000
Shelby Cnty Pub Impt
Series A
5.625%, 4/01/14	2,400	2,505,768

		18,447,840

Texas—8.4%
Arlington Independent Sch Dist
5.00%, 2/15/14 – 2/15/21	6,100	6,309,469
Austin, Pub Impt
5.75%, 9/01/10	1,170	1,214,998
Bell Cnty Hlth Facs Dev Corp. (Lutheran General Healthcare Sys) ETM
6.50%, 7/01/19	1,000	1,186,770

Bell Cnty, Ltd. Tax Notes
5.00%, 2/15/11	15,465	16,000,553
Brownsville Util Sys Rev
6.25%, 9/01/10 – 9/01/11	2,775	2,988,475
Carrollton, Ref & Impt
5.00%, 8/15/07	3,205	3,208,910
City of Austin
5.00%, 11/15/13 (e)	3,035	3,183,715
City of Dallas
5.00%, 2/15/12 – 10/01/13	17,485	18,158,045
City of Houston
5.00%, 3/01/12 – 12/01/30	6,610	6,881,617
5.25%, 3/01/12 – 3/01/14	11,760	12,499,937
City of Plano
5.00%, 9/01/13	5,045	5,295,131
City of San Antonio
5.25%, 8/01/12 – 2/01/14	9,395	9,951,288
5.375%, 2/01/13	5,000	5,322,250
Clear Creek Independent Sch Dist
5.00%, 2/15/16	1,280	1,353,293
Conroe Independent Sch Dist
5.00%, 2/15/16	6,260	6,583,079
Cypress-Fairbanks ISD
5.25%, 2/15/16	3,420	3,450,370
Cypress-Fairbanks ISD, ETM
5.75%, 2/15/08	1,435	1,452,033
Cypress-Fairbanks ISD, (Unrefunded)
5.75%, 2/15/08	3,885	3,930,144
Dallas Cnty Comnty College Dist (Maintenance Tax Notes)
5.00%, 2/15/09	3,355	3,416,162
Dallas Cnty Util & Reclamation Dist
5.00%, 2/15/10	4,630	4,743,528
Dallas ISD, Ref Delayed Delivery
5.25%, 8/15/08	3,885	3,945,140
El Paso Ref
5.00%, 8/15/12	5,710	5,952,561
Fort Worth Independent Sch Dist
5.00%, 2/15/16	5,000	5,286,300
Garland ISD, Ref
PSF-GTD Series A
4.00%, 2/15/08	2,000	2,002,320
Harris Cnty
5.375%, 10/01/18	920	964,795
Harris Cnty (Toll Road) Senior Lien
5.375%, 8/15/23	2,770	2,941,740
Harris Cnty (Prerefunded)
5.375%, 10/01/18	1,475	1,555,609

Harris Cnty (Toll Road)
5.125%, 8/15/17	1,000	1,001,160
Harris Cnty (Toll Road) Senior Lien
5.00%, 8/15/24	2,000	2,002,660
Harris Cnty Flood Control Dist
5.25%, 10/01/23	5,255	5,528,996
Series A
5.25%, 10/01/20	1,920	2,032,301
Harris Cnty Flood Ctl Dist
5.25%, 10/01/22	4,795	5,057,143
Harris Cnty Ref, Permanent Impt
Series A
5.25%, 10/01/24	14,000	14,712,180
Houston Ref, Pub Impt
FSA Series B
5.50%, 3/01/10	5,000	5,193,300
Houston, Hotel Occupancy Tax & Spl Rev, Ref (Conventions & Entertainment)
AMBAC Series A
5.50%, 9/01/10	3,000	3,138,330
Houston, Ref Pub Impt
FSA Series B
5.50%, 3/01/09	6,835	7,014,965
MBIA Series A
5.00%, 3/01/09	13,100	13,340,778
Houston, Wtr & Swr Sys Rev, Ref, Junior Lien Forward (Prerefunded)
5.75%, 12/01/17	2,000	2,164,500
AMBAC Series B
5.75%, 12/01/16	3,000	3,246,750
Katy Dev Auth (Metro Contract)
Series A
5.75%, 6/01/09	4,685	4,736,863
Lamar Consolidated ISD (Schhouse)
5.00%, 2/15/12	3,700	3,844,781
Lower Colorado River Auth
5.00%, 5/15/08	2,920	2,950,018
5.875%, 5/15/16	10,785	11,243,808
Magnolia Independent Sch Dist
5.00%, 8/15/16	1,800	1,839,349
Port of Port Arthur Navigation Dist
6.00%, 3/01/08	1,875	1,901,100
Red River Education Fin Rev (Parish Day School Proj.)
Series 1A
3.10%, 12/01/31 (b)	2,330	2,323,592

Retama Dev Corp Spl Facs Rev (Retama Racetrack) ETM
8.75%, 12/15/13 – 12/15/15	7,105	8,552,128
San Antonio Elec & Gas
Series 01
5.25%, 2/01/09	4,130	4,215,986
San Antonio Hotel Occupancy Rev (Sub Lien)
AMBAC Series B
5.00%, 8/15/34 (b)	18,495	18,721,379
San Antonio Wtr Sys Rev
5.50%, 5/15/18	4,000	4,249,760
San Antonio, Elec & Gas, Pwr Sys
5.25%, 2/01/08	1,000	1,008,270
5.375%, 2/01/20	2,500	2,637,975
San Antonio, Elec & Gas, Ref Sys
5.50%, 2/01/10	1,205	1,250,224
Seguin ISD
5.00%, 4/01/23	3,455	3,485,749
State of Texas
5.25%, 8/01/21	2,875	2,939,731
Tarrant Cnty Hlth Facs Dev Corp (Harris Mthodist Hlth Sys) ETM
AMBAC Series A
5.125%, 9/01/12	2,755	2,832,388
Texas A & M Univ Rev (Fin Sys)
Series B
5.00%, 5/15/12	1,600	1,667,104
Texas Mun Pwr Agy Rev
5.25%, 9/01/09	1,530	1,573,498
Texas Pub Fin Auth
5.00%, 2/01/15	5,000	5,248,650
Texas State GO
Series B
5.125%, 10/01/09	14,855	15,215,531
Texas State Transp Commission
5.00%, 4/01/12 – 4/01/14	22,920	23,959,709
5.25%, 4/01/14	10,185	10,867,904
Texas State Univ Systems
5.25%, 3/15/13	5,215	5,484,355
Trinity River Auth Regional WasteWtr Sys Rev
5.25%, 8/01/08	3,295	3,347,061
Univ of Texas
5.00%, 8/15/14 – 8/15/16	16,815	17,771,675
5.25%, 8/15/16	1,085	1,171,312
Univ of Texas (Prerefunded)
Series B
5.375%, 8/15/19	1,230	1,294,427

Williamson Cnty
5.00%, 2/15/14	5,000	5,252,150

		375,797,772

Utah—0.1%
Intermountain Pwr Agency
5.00%, 7/01/10	2,780	2,863,094
Intermountain Pwr Agy, ETM
AMBAC Series A
6.50%, 7/01/08	1,265	1,298,700
Intermountain Pwr Agy,
AMBAC Series A
6.50%, 7/01/08	735	753,934
Intermountain Pwr Agy,
5.00%, 7/01/10	1,505	1,549,984

		6,465,712

Vermont—0.0%
Vermont Edl & Hlth Bldgs Fin Agy Rev (Norwich Univ Proj)
5.50%, 7/01/18	1,165	1,195,267

Virginia—3.1%
Broad Street CDA
7.125%, 6/01/15	3,510	3,888,167
Celebrate North CDD Spl Assmt Rev (Celebrate VA)
Series B
6.25%, 3/01/18	3,561	3,750,160
Chesapeake Ind Dev Auth Rev (Poll Ctl Proj.)
5.25%, 2/01/08	3,600	3,603,708
City of Norfolk
5.00%, 3/01/14	3,065	3,244,211
Cnty of Arlington
5.00%, 1/15/13	4,750	4,993,058
Cnty of Fairfax
5.00%, 6/01/13	5,330	5,619,153
Pocahontas Pkwy Assoc Toll Rd Rev (Cap Appreciation) Sr (Prerefunded)
Series 98B
0.00%, 8/15/15	4,000	2,638,760
Richmond
5.50%, 1/15/12	4,000	4,243,880
Virginia College Bldg Auth
5.00%, 2/01/09	14,210	14,463,080
Virginia College Bldg Auth (21st Century College & Equipment)
5.00%, 2/01/10	4,445	4,560,170

Virginia College Bldg Auth (21st Century College Proj.)
Series B
5.00%, 2/01/11	6,600	6,824,136
Virginia College Bldg Auth Ed Facs (Prerefunded)
Series A
5.75%, 9/01/13	1,585	1,670,701
Virginia College Build Auth
5.00%, 2/01/12	16,585	17,271,287
Virginia Comwlth Brd og Transp Rev, Ref U.S. Route 58 Corr Dev
Series B
5.25%, 5/15/11	5,620	5,881,049
Virginia Polytechnic Institute & State Univ Rev (Unrefunded)
Series A
5.25%, 6/01/08	75	75,840
Virginia Pub Bldg Auth
5.00%, 8/01/12 – 8/01/14	33,330	34,956,901
Virginia Pub Sch Auth
5.00%, 4/15/10 – 8/01/14	13,875	14,409,506
Virginia Pub Sch Auth (Sch Fin 1997)
Series B
5.50%, 8/01/10	6,200	6,478,938

		138,572,705

Washington—9.1%
City of Seattle
3.69%, 9/01/25 (c)(d)	7,200	7,197,841
3.69%, 5/01/11 (b)(c)	5,500	5,498,355
5.00%, 8/01/13	9,915	10,417,294
City of Tacoma
5.00%, 1/01/15	20,945	22,122,318
Clark Cnty Pub Util Dist No 1,
5.25%, 1/01/09	5,000	5,100,350
5.50%, 1/01/08	2,270	2,288,727
Cowlitz Cnty Spl Swr Rev, CSOB WasteWtr Treatment
5.50%, 11/01/19	1,435	1,592,477
Douglas Cnty Sch Dist No 206 (Eastmont)
5.75%, 12/01/14	1,150	1,220,771
Energy Northwest
5.00%, 7/01/14 – 7/01/16 (e)	30,280	31,908,960
5.00%, 7/01/12 – 7/01/16	38,555	40,610,383
5.25%, 7/01/11	4,505	4,712,545
5.50%, 7/01/10 – 7/01/12	3,735	3,937,795
Energy Northwest, Elec Rev, (Ref Proj.)
MBIA Series A
5.75%, 7/01/17	7,000	7,509,810

Energy Northwest, Elec Rev, (Columbia Generating)
MBIA Series A
5.75%, 7/01/18	2,455	2,631,514
King Cnty Sch Dist No 1 Seattle
Series A
5.00%, 12/01/12 – 12/01/13	73,650	77,159,618
Seattle Ref
5.00%, 1/01/10	2,285	2,342,422
Seattle Mun Light & Pwr Rev
5.625%, 12/01/12 – 12/01/16	6,590	6,916,850
FSA Series 01
5.50%, 3/01/09	6,155	6,316,015
Snohomish Cnty Sch Dist No 016 Arlington (Prerefunded)
6.50%, 12/01/15	1,685	1,822,260
State of Washington
5.00%, 7/01/08 – 1/01/16	114,565	120,301,362
Washington Hlth Care Fac Auth
5.25%, 10/01/14	5,425	5,562,219
Washington State GO (Various Purpose)
5.00%, 7/01/13	3,315	3,488,176
Washington State Hsg Fin Commission
3.88%, 3/01/36 (c)(d)	31,400	31,400,000
Washington State Motor Vehicle Fuel Tax
FSA Series B
5.00%, 7/01/13	5,785	6,087,208
Washington State Pub Pwr Sup Sys Rev (Nuclear Proj. No. 3)
Series B
5.60%, 7/01/07	3,500	3,500,000

		411,645,270

Wisconsin—2.6%
Milwaukee Metropolitan Sewerage Dist
5.00%, 10/01/16	3,710	3,943,878
State of Wisconsin
5.00%, 5/01/11 – 7/01/16	72,520	76,325,411
5.25%, 5/01/13 – 7/01/14	12,965	13,800,639
Wisconsin Hlth & Ed Fac Auth (Univ of Wisconsin Med Fdtn)
3.72%, 5/01/30 (c)(d)	8,700	8,697,391
Wisconsin State GO
FGIC Series E
5.00%, 5/01/13	1,715	1,800,476
FSA Series B
5.25%, 5/01/17	2,000	2,085,520
Wisconsin State GO
MBIA Series 1
5.50%, 5/01/10	5,205	5,422,413
Wisconsin State Transp Rev
AMBAC Series B
5.00%, 7/01/13	4,270	4,483,799

		116,559,527

Total Long-Term Municipal Bonds (cost $4,474,183,408)		4,453,191,008

Short-Term Municipal Notes—2.9%
Alaska—1.1%
City of Valdez
3.85%, 12/01/33 (c)(d)	10,000	10,000,000
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
3.92%, 7/01/37 (c)(d)	9,980	9,980,000
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03B
3.92%, 7/01/37 (c)(d)	22,500	22,500,000
Series 03C
3.92%, 7/01/37 (c)(d)	6,050	6,050,000

		48,530,000

Florida—0.7%
Alachua Cnty Hlth Facs Auth
3.89%, 12/01/32 (c)(d)	2,700	2,700,000
Broward Cnty Fla Ed Facs Auth
3.90%, 4/01/24 (c)(d)	25,600	25,600,000
Jacksonville Eco Dev Commission
3.89%, 10/01/15 (c)(d)	2,100	2,100,000

		30,400,000

Illinois—0.1%
Illinois Dev Fin Auth
3.92%, 11/01/12 (c)(d)	1,000	1,000,000
Illinois Dev Fin Auth
3.86%, 9/01/32 (c)(d)	1,945	1,945,000
Will Cnty Il Environ
3.90%, 6/01/26 (c)(d)	3,785	3,785,000

		6,730,000

Louisiana—0.4%
Louisiana Loc Govt Envir Fac Comnty Dev Auth (Shreveport Util Sys Proj)
3.80%, 10/01/26 (c)(d)	15,000	15,000,000
Plaquemines Parish Env Rev Adj Ref BP Exploration & Oil
3.96%, 5/01/25 (c)(d)	2,500	2,500,000
St Charles Parish LA
3.96%, 10/01/22 (c)(d)	1,300	1,300,000

		18,800,000

Michigan—0.1%
Michigan Higher Ed Fac Auth
3.86%, 11/01/36 (c)(d)	2,900	2,900,000

Nevada—0.1%
Clark Cnty Indl Dev Rev (Nevada Cogeneration I Proj)
3.95%, 11/01/20 (c)(d)	1,080	1,080,000

Clark Cnty Sch Dist
FSA Series 01A
3.88%, 6/15/21 (c)(d)	4,000	4,000,000

		5,080,000

New Mexico—0.1%
Hurley PCR (Kennecott Santa Fe)
3.92%, 12/01/15 (c)(d)	6,000	6,000,000

Utah—0.0%
Salt Lake Cnty PCR (Svc Station Hldgs Proj)
3.92%, 2/01/08 (c)(d)	2,000	2,000,000

Washington—0.3%
Kings Cnty Washington
3.75%, 1/01/32 (c)(d)	12,125	12,125,000

Total Short-Term Municipal Notes (cost $132,565,000)		132,565,000

Total Investments—101.9% (cost $4,606,748,571)		4,585,756,008
Other assets less liabilities—(1.9)%		(85,546,751)

Net Assets—100.0%		$4,500,209,257

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio	Payments received by the Portfolio
Citigroup	$3,825	6/01/12	BMA	3.628%	$(22,513)
Citigroup	39,300	11/10/26	3.884%	BMA	1,434,685
JPMorgan Chase	17,500	10/01/07	BMA	3.635%	(9,655)
JPMorgan Chase	109,600	11/10/11	BMA	3.482%	(1,135,011)
Merrill Lynch	18,200	7/12/08	BMA	3.815%	29,011
Merrill Lynch	22,255	2/12/12	BMA	3.548%	(189,636)

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.
(b)	Variable rate coupon, rate shown as of June 30, 2007.
(c)	Position, or a portion thereof, has been segregated to collateralize when issued securities.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	When-Issued security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $1,731,297 or 0.0% of net assets.

(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

Glossary:

ACA	-	American Capital Access Financial Guaranty Corporation
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BMA	-	Bond Market Association
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
CSOB	-	Cowlitz Sewer Operation Board
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transportation Authority
PCR	-	Pollution Control Revenue
PSF-GTD	-	(Texas) Permanent Schools Fund
Q-SBLF	-	Qualified School Bond Loan Fund
SCSDE	-	South Carolina State Department of Education

SFMR	-	Single Family Mortgage Revenue
ST GTD	-	State Guaranteed
SWFR	-	Solid Waste Facility Revenue
SWR	-	Solid Waste Revenue
TFA	-	Transitional Finance Authority
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS—103.0%
Long-Term Municipal Bonds—100.4%
California—86.6%
Anaheim Pub Fin Auth (Elec Sys Rev Dist Facs)
5.00%, 10/01/18	$2,075	$2,128,867
Anaheim Uni High Sch Dist
FSA Series A
5.375%, 8/01/19	5,035	5,376,021
Antelope Valley Uni High Sch Dist
MBIA Series A
5.375%, 8/01/19	1,000	1,067,380
Antioch Pub Fin Auth (Mun Facs Proj)
MBIA Series B
5.50%, 1/01/16	2,380	2,504,664
Azusa Uni Sch Dist
5.00%, 7/01/24	2,320	2,386,955
Bay Area Infrastructure Fin Auth
5.00%, 8/01/17	32,350	33,715,170
Bay Area Toll Auth
5.00%, 4/01/16	7,200	7,660,584
Bay Area Toll Auth Toll Bridge Rev (San Francisco Bay Area)
Series F
5.00%, 4/01/12	2,910	3,045,839
California Dept of Transp (Fed Hwy Grant Antic Bds)
FGIC Series A
5.00%, 2/01/12 – 2/01/14	33,375	35,151,452
California Econ Rec Bds
FGIC Series A
5.25%, 1/01/11	12,320	12,873,907
MBIA Series A
5.00%, 7/01/10 (a)	11,620	12,007,062
5.00%, 7/01/11 – 7/01/12	9,920	10,375,647
Series A
5.00%, 7/01/08 – 7/01/09	9,640	9,801,554
5.25%, 1/01/10 – 7/01/12	53,045	55,117,727

California Ed Facs Auth (Univ of the Pacific)
5.50%, 11/01/18	2,190	2,332,481
California Infrastructure & Eco Dev Bank
5.00%, 10/01/15	1,030	1,085,146
California Pub Wrks Brd (Dept Health Svcs)
MBIA Series A
5.75%, 11/01/16	5,225	5,506,523
California Pub Wrks Brd (Ref-Cal St Univ)
5.00%, 10/01/14	3,740	3,955,948
California Pub Wrks Brd (Ref-Dept Corrctns St Prisons)
AMBAC Series A
5.00%, 12/01/19	2,630	2,767,418
California Rural Home Mtg Fin Auth SFMR (Mortgage-Backed Securities Program)
GNMA/ FNMA Series A
6.55%, 6/01/30 (b)	250	254,155
California Spl Dists Assoc Fin Corp
FSA Series Z
5.50%, 8/01/17	1,000	1,059,220
California State Dept of Wtr Res Pwr Sup Rev
3.65%, 5/01/22 (c)(d)	3,100	3,100,000
3.79%, 5/01/22 (c)(d)	4,000	4,000,000
California State Dept of Wtr Res Pwr Sup Rev
Series A
5.50%, 5/01/09	19,000	19,596,220
California State Dept of Wtr Res Pwr Sup Rev (Prerefunded)
5.375%, 5/01/18	30,025	32,215,924
5.75%, 5/01/17	2,000	2,178,620
5.875%, 5/01/16	8,000	8,758,080
AMBAC Series A
5.50%, 5/01/16	2,140	2,307,819
FGIC Series 02A
5.125%, 5/01/18	2,800	2,973,824
Series 02A
5.375%, 5/01/22	2,555	2,741,438
XLCA Series A
5.375%, 5/01/17	10,660	11,437,860
California State Dept of Wtr Res Wtr Rev (Prerefunded)
FSA Series W
5.25%, 12/01/22	260	274,828
California State Dept of Wtr Res Wtr Rev (Sys Central Vy Proj)
FGIC Series Y
5.25%, 12/01/18	5,000	5,306,750
MBIA Series AC
5.00%, 12/01/16	7,400	7,835,934

California State GO
5.00%, 3/01/08 – 10/01/23	77,765	81,603,898
5.25%, 2/01/10 – 10/01/20	26,760	28,064,272
5.75%, 10/01/10	2,420	2,557,843
California State GO (Prerefunded)
5.25%, 9/01/18 – 9/01/20	3,965	4,133,037
California State GO (Various Purposes)
5.00%, 3/01/12 – 3/01/14	24,760	25,890,732
California State GO (Veterans Bds)
Series AN
9.00%, 4/01/08	2,250	2,334,893
California State Pub Works Board
5.00%, 9/01/16	1,505	1,605,083
California State Univ Headquarters Bldg Auth
MBIA Series B
5.25%, 9/01/22	3,050	3,087,820
California State Univ (Ref Systemwide)
AMBAC Series B
5.00%, 11/01/14	3,475	3,688,956
California State Univ (Systemwide)
FGIC Series A
5.00%, 11/01/24	1,515	1,565,086
California Statewide CDA Rev (Kaiser Permanente)
Series E
3.875%, 4/01/32 (b)	3,225	3,209,520
California Statewide Comntys Dev Auth
5.60%, 10/01/11	44,800	46,596,928
California Statewide Comntys Dev Auth (Redlands Comnty Hosp)
RADIAN Series A
5.00%, 4/01/12 – 4/01/13	3,485	3,592,300
California Statewide Comntys Dev Auth (Ref-Southern Calif Ed Co)
XLCA Series B
4.10%, 4/01/28 (b)	14,055	14,039,961
Castaic Lake Wtr Agy (Ref-Wtr Sys Impt Proj)
MBIA Series A
7.25%, 8/01/08	1,510	1,566,263
Chaffey Comnty College Dist (Election of 2002)
MBIA Series B
5.00%, 6/01/25	1,440	1,495,152
Chula Vista CFD Spl Tax (No. 06-1 Eastlake Woods Area)
Series A
4.25%, 9/01/08	565	566,746
4.60%, 9/01/09	680	686,916

Compton Comnty Redev Agy (Ref Tax Alloc Redev Proj)
AMBAC Series A
5.00%, 8/01/09 – 8/01/11	16,600	17,110,103
Contra Costa Cnty Multi Family Hsg Rev (Pleasant Hill BART Transit-A) AMT
3.95%, 4/15/46 (b)	14,780	14,784,877
Cotati-Rohnert Park Uni Sch Dist (Ref Crossover)
5.00%, 8/01/20	2,020	2,119,727
CSUCI Fin Auth Rev (For Sale Hsg Construction)
Series A
2.50%, 8/01/34 (b)	4,000	3,994,280
Culver City Redev Agy (Tax Alloc Redev Proj)
5.50%, 11/01/18	1,000	1,061,940
MBIA Series A
5.50%, 11/01/17	1,270	1,349,604
Culver City Redev Fin Auth (Tax Alloc Redev Project)
5.50%, 11/01/14	1,195	1,269,018
Dinuba Redev Agy
4.40%, 10/01/11	3,350	3,314,088
Etiwanda Sch Dist Comnty Facs Dist No. 3
4.25%, 8/01/07	350	350,031
4.50%, 8/01/08	480	482,333
4.70%, 8/01/09	495	498,069
4.80%, 8/01/10	470	473,107
Fremont Pub Fin Auth
Series A
3.75%, 9/02/11	1,755	1,715,267
Gateway Uni Sch Dist
MBIA Series A
5.00%, 8/01/24	1,230	1,268,917
Gilroy Uni Sch Dist
5.25%, 8/01/20	1,900	2,009,022
Golden State Tobacco Securitization Corp (Enhanced Asset Bkd)
AMBAC Series A
5.00%, 6/01/20	10,970	11,231,415
AMBAC Series B
5.00%, 6/01/38	3,450	3,629,745
Golden State Tobacco Securitization Corp (Enhanced Asset Bkd) Prerefunded
Series B
5.50%, 6/01/43	29,020	31,288,493
5.75%, 6/01/22	5,815	5,919,961
Imperial Irrigation Dist (Elec Sys Rev)
5.00%, 11/01/18	1,500	1,535,250

Imperial Redev Agy (Redev Proj Sub Nts)
4.50%, 12/01/11	240	238,063
Industry Pub Fac Auth
4.50%, 5/01/10	1,895	1,929,584
Kern High Sch Dist
MBIA Series A
6.30%, 2/01/11	1,000	1,080,660
Kern High Sch Dist ETM
7.10%, 8/01/11	1,000	1,121,380
Lincoln (Comnty Facs Dist No 2003-1) Spl Tax
5.35%, 9/01/16	715	778,370
5.90%, 9/01/24	1,120	1,252,586
Loma Linda Hosp Rev (Loma Lind Univ Med Ctr)
Series A
5.00%, 12/01/13 – 12/01/14	7,430	7,664,627
Long Beach Bond Fin Auth Lease Rev (Civic Ctr Proj)
MBIA Series A
5.00%, 10/01/17	3,130	3,200,863
Long Beach Bond Fin Auth Lease Rev (Pub Safety Facs Projs)
5.25%, 11/01/19 – 11/01/22	3,765	3,941,642
Los Altos Sch Dist
MBIA Series B
5.00%, 8/01/18	2,000	2,087,400
Los Angeles
MBIA Series A
5.00%, 9/01/16	3,240	3,411,461
Los Angeles Cnty COP (Antelope Valley Courthouse)
AMBAC Series A
5.75%, 11/01/19	2,815	2,983,731
Los Angeles Cnty MTA
5.00%, 7/01/14 – 7/01/15 (e)	10,075	10,723,875
5.00%, 7/01/14	3,970	4,217,410
Los Angeles Cnty MTA (Cap Grant Rcpts Gold Line Proj)
FGIC Series A
5.00%, 10/01/10 – 10/01/12	16,505	17,012,111
Los Angeles Cnty MTA (Proposition A First Tier Senior)
AMBAC Series A
5.00%, 7/01/14 – 7/01/15	2,860	3,043,669
Los Angeles Cnty Pub Wrks Fin Auth
5.00%, 10/01/07 – 10/01/15	53,515	56,019,328
Los Angeles Cnty Pub Wrks Fin Auth (Regional Park & Open Spaces Dist)
AMBAC Series A
5.50%, 10/01/08	3,195	3,240,657

Los Angeles Cnty Pub Wrks Fin Auth Lease Rev (Ref Master Ref Proj)
MBIA Series A
5.00%, 12/01/09 – 12/01/11	11,565	11,954,166
Los Angeles Comnty College Dist
MBIA Series A
5.00%, 6/01/26	9,995	10,431,781
Los Angeles Comnty Redev Agy (Tax Alloc Sub Lien Bunker Hill)
Series L
3.50%, 3/01/08 – 3/01/09	2,560	2,516,789
Los Angeles COP (Equip & Real Ppty Pg)
MBIA Series AU
5.00%, 10/01/08	9,300	9,447,963
Los Angeles Dept of Wtr & Pwr (Pwr Sys Ser)
Series A
5.00%, 7/01/09	15,345	15,691,490
Los Angeles Dept of Wtr & Pwr (Pwr Sys Ser)
FSA Series A
5.25%, 7/01/18	2,040	2,131,616
MBIA Series A
5.375%, 7/01/18	5,000	5,247,400
Los Angeles Dept of Wtr & Pwr (Pwr Sys Ser)
MBIA Series B
5.00%, 7/01/12	2,180	2,290,788
Los Angeles Sanitation Equip Charge
FSA Series A
5.25%, 2/01/19 – 2/01/20	8,355	8,701,556
Los Angeles Uni Sch Dist
5.00%, 7/01/13 – 1/01/28	34,085	36,104,182
5.25%, 7/01/14	8,285	8,840,758
5.75%, 7/01/15	5,000	5,560,800
FGIC Series A-1
5.00%, 7/01/20	5,640	5,908,408
FSA Series A
5.00%, 7/01/22	4,900	5,171,999
5.25%, 7/01/20	1,470	1,571,033
MBIA Series A
5.00%, 7/01/11	2,200	2,294,380
5.25%, 7/01/12	1,755	1,862,283
MBIA Series A-2
5.00%, 7/01/20	11,000	11,523,490
Los Angeles Uni Sch Dist (Election of 1997)
MBIA Series E
5.50%, 7/01/15	8,940	9,578,584

Los Angeles Uni Sch Dist (Election of 2004)
AMBAC Series E
5.00%, 7/01/15	3,090	3,290,819
Los Angeles Uni Sch Dist (Election of 2005)
AMBAC Series B
5.00%, 7/01/12	2,330	2,446,244
AMBAC Series C
5.00%, 7/01/12	6,030	6,330,837
Los Angeles Uni Sch Dist (Prerefunded)
FGIC Series D
5.625%, 7/01/15	1,295	1,361,550
MBIA Series A
5.375%, 7/01/17	6,910	7,430,599
Los Gatos-Saratoga Joint Union High Sch Dist (Election of 1998)
Series B
5.75%, 12/01/19 – 12/01/20	2,470	2,644,950
Mammoth Uni Sch Dist (Capital Appreciation)
Zero Coupon, 8/01/21	1,100	584,837
Zero Coupon, 8/01/22	1,000	504,600
Metropolitan Wtr Dist of Southern California (Wtrwrks Rev)
5.75%, 7/01/21	2,045	2,307,496
MBIA Series B-3
5.00%, 10/01/18	3,410	3,595,981
Metropolitan Wtr Dist of Southern California ETM
5.75%, 7/01/21	1,615	1,826,888
Monrovia Redev Agy
4.40%, 6/01/12	2,830	2,802,832
Mount San Antonio Comnty College Dist (Ref 2001 Election)
MBIA Series A
5.00%, 8/01/14	5,610	5,886,068
MSR Pub Pwr Agy (San Juan Proj)
MBIA Series G
5.30%, 7/01/12	5,930	5,996,535
Northern California Gas Authority No 1
5.00%, 7/01/09	8,670	8,840,799
Northern California Pwr Agy Pub Pwr Rev
AMBAC Series A
5.80%, 7/01/09	1,815	1,885,313
Northern California Pwr Agy Pub Pwr Rev (Ref Hydroelec Proj No.1)
MBIA Series A
5.00%, 7/01/17	2,685	2,739,479

7

Northern California Pwr Agy Pub Pwr Rev ETM
AMBAC Series A
5.80%, 7/01/09	935	971,587
Oakland Uni Sch Dist (Election 2000)
5.00%, 8/01/11 – 8/01/13	7,070	7,398,052
Orange Cnty Local Transp Auth Sales Tax Rev (Measure M Second Sr)
AMBAC Series A
5.70%, 2/15/10	2,000	2,095,560
MBIA Series A
5.50%, 2/15/10	5,245	5,469,748
Orange Cnty Pub Fin Auth Lease Rev
5.00%, 7/01/11 – 7/01/13	21,070	22,158,566
Pasadena Uni Sch Dist
FGIC Series B
5.00%, 7/01/20	2,050	2,118,900
Pittsburg Redev Agy (Res Mtg Rev) ETM
9.60%, 6/01/16	1,000	1,378,760
Pomona Pub Fin Auth
5.00%, 2/01/11	1,635	1,697,871
Rancho Santiago Comnty College Dist
5.00%, 9/01/25	2,275	2,364,407
Rancho Wtr Dist Fin Auth
FSA Series A
5.50%, 8/01/12	1,075	1,138,317
Redding Joint Pwrs Fin Auth (Elec Sys Rev)
MBIA Series A
6.25%, 6/01/09	1,000	1,046,460
Riverside Swr Rev
7.00%, 8/01/08	1,000	1,034,660
Sacramento Area Flood Ctl Agy (Capital Assmt Dist No.2-North Area)
5.00%, 10/01/09	1,000	1,027,200
Sacramento City Fin Auth (Capital Impt)
AMBAC Series A
5.50%, 12/01/17	5,930	6,285,859
Sacramento City Fin Auth (City Hall & Redev Projs)
FSA Series A
5.375%, 12/01/18	1,440	1,543,291
Sacramento City Fin Auth (Lease Rev)
Series B
5.40%, 11/01/20	2,000	2,153,860
Sacramento Cnty Sanitation Dist Fin Auth Rev
5.50%, 12/01/21	1,100	1,234,310
Series A
5.60%, 12/01/16	3,055	3,059,613

Salinas Pub Fin Auth (Ref Assmt Dists Ref Sub)
5.00%, 9/02/09	295	300,354
5.25%, 9/02/11	310	319,629
Series B
4.75%, 9/02/08	375	377,925
Salinas Union High Sch Dist
FGIC Series A
5.25%, 10/01/20 – 10/01/21	4,630	4,964,934
San Bernardino Cnty COP (West Valley Det Ctr Ref)
MBIA Series A
5.25%, 11/01/17	7,495	7,952,420
San Diego Cnty (Edgemoor Proj & Regional Sys)
5.00%, 2/01/15	2,000	2,120,100
San Diego Cnty Regional Transp Commission (Sales Tax Rev)
FGIC Series A
5.25%, 4/01/08	2,360	2,386,975
San Diego Uni Sch Dist (Election 1998)
FGIC Series D
5.25%, 7/01/25	2,170	2,305,647
San Francisco City & Cnty Arpt Commission (Int'l Arpt Rev Second) AMT
FSA Series 15A
5.00%, 5/01/18	2,520	2,560,018
San Francisco City & Cnty Pub Util Commission
5.25%, 10/01/14	5,130	5,463,706
San Jose Arpt Rev AMT
FSA Series B
5.00%, 3/01/08	3,180	3,203,691
San Jose Redev Agy Tax Alloc (Merged Area Redev) (Unrefunded)
6.00%, 8/01/15	670	758,185
San Jose Redev Agy Tax Alloc (Merged Area Redev) PreRefunded ETM
6.00%, 8/01/15	330	375,382
San Mateo Cnty Comnty College Dist (Election 2001)
FGIC Series A
5.375%, 9/01/20	1,140	1,208,491
San Mateo Cnty Transp Dist
MBIA Series A
5.50%, 6/01/16	1,430	1,584,797

San Ramon Valley Uni Sch Dist (Election 2002)
5.25%, 8/01/20	1,000	1,065,530
Santa Clara Cnty Fin Auth (Lease Rev)
AMBAC Series A
5.00%, 11/15/17	6,390	6,542,529
Santa Clara Redev Agy (Tax Alloc Bayshore North Proj)
5.00%, 6/01/15	1,000	1,004,880
Santa Fe Springs Comnty Dev Commission
MBIA Series A
5.375%, 9/01/17	1,460	1,539,322
South Orange Cnty Pub Fin Auth (Foothill Area)
FGIC Series C
8.00%, 8/15/09	1,100	1,192,576
Southern California Pub Pwr Auth (San Juan Pwr)
FSA Series B
5.25%, 1/01/20 (b)	21,400	22,588,128
State of California
3.82%, 5/01/34 (c)(d)	1,500	1,500,000
5.00%, 10/01/15 – 8/01/24	2,290	2,390,354
5.25%, 7/01/14	4,400	4,713,060
Taft Pub Fin Auth (Comnty Correctional Fac Proj)
Series A
5.95%, 1/01/11	2,130	2,154,559
Tahoe-Truckee Uni Sch Dist No. 1
5.50%, 8/01/19	1,185	1,321,334
Tobacco Securitization Auth of Northern California (Asset Bkd Bds)
Series A
5.375%, 6/01/41	13,025	13,738,379
Tobacco Securitization Auth of Southern California (Asset Bkd Bds)
Series B
6.00%, 6/01/43	9,065	9,881,757
Tobacco Securitization Auth of Southern California (Asset Bkd Bds) (Prerefunded)
Series A
5.50%, 6/01/36	7,925	8,463,979
Univ of California
5.00%, 5/15/13 – 5/15/16	20,260	21,540,199
AMBAC Series A
5.00%, 5/15/11	1,835	1,912,639
AMBAC Series B
5.00%, 5/15/12	2,780	2,917,860
FSA Series F
5.00%, 5/15/10	2,000	2,066,580

Upland Comnty Redev Agy Tax Alloc Notes (Magnolia Redev Proj)
3.90%, 11/01/09	2,625	2,639,674
Walnut Pub Fin Auth Tax Alloc (Walnut Impt Proj)
5.375%, 9/01/20	2,075	2,194,997

		1,197,271,991

Arizona—0.1%
Pima Cnty IDA (Horizon Comnty Learning Center)
4.45%, 6/01/14	670	651,341

Colorado—0.0%
Denver City & Cnty (Airport Rev) AMT
Series D
7.75%, 11/15/13	500	547,990

Florida—3.9%
Arborwood CDD (Center Home Proj)
5.10%, 5/01/16	1,000	978,400
Arborwood CDD (Centex Homes Proj)
5.25%, 5/01/16	1,920	1,898,515
Bartram Park CDD (Spl Assmt)
4.875%, 5/01/15	770	753,591
Beacon Tradeport CDD (Spl Assmt Industrial Proj)
Series B
7.125%, 5/01/22	765	805,958
Chapel Creek CDD
5.20%, 5/01/11	1,590	1,581,191
Concorde Estates CDD
Series 04B
5.00%, 5/01/11	590	584,708
Dupree Lakes CDD
5.00%, 11/01/10	385	381,381
Durbin Crossing CDD (Spl Assmt)
Series B-2
4.875%, 11/01/10	2,140	2,106,081
Fiddlers Creek CDD No. 2 (Spl Assmt)
Series B
5.75%, 5/01/13	1,170	1,192,464
Fishhawk CDD II (Spl Assmt)
Series B
5.00%, 11/01/07	5	4,999

Florida State Turnpike Auth
5.00%, 7/01/12 – 7/01/14 (e)	7,935	8,322,962
Gateway CDD (Sun City Center)
Series 03B
5.50%, 5/01/10	570	571,146
Lake Ashton II CDD (Capital Impt Rev)
Series B
4.875%, 11/01/10	540	533,698
Lakewood Ranch Stewardship Dist
5.00%, 5/01/13	1,165	1,147,024
Meadow Pointe III CDD (Capital Impt Rev)
Series 2004-1
4.80%, 11/01/09	690	683,100
Miami Beach Hlth Facs Auth Hosp Rev (Mount Sinai Med Ctr)
Series 04
6.75%, 11/15/24	2,400	2,671,440
Middle Village CDD (Spl Assmt)
Series B
5.00%, 5/01/09	240	239,035
Monterra CDD (Spl Assmt)
Series B
5.00%, 11/01/10	2,400	2,379,360
5.125%, 11/01/14	1,185	1,153,965
New River CDD
5.00%, 5/01/13	1,735	1,700,595
Palm Glades CDD
4.85%, 8/01/11	855	834,018
Parker Road CDD
5.35%, 5/01/15	2,060	2,039,750
Paseo CDD
5.00%, 2/01/11	845	835,789
Paseo CDD (Capital Impt Rev)
Series B
4.875%, 5/01/10	830	821,443
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	2,065	2,047,613
Rolling Hills CDD
5.125%, 11/01/13	2,030	2,002,087
Sandy Creek CDD (Spl Assmt)
Series B
5.00%, 11/01/10	1,000	986,480
Shingle Creek CDD
5.75%, 5/01/15	3,000	3,050,700

Six Mile Creek CDD
5.50%, 5/01/17 (e)	1,125	1,124,145
Sterling Hill CDD (Capital Impt)
Series B
5.50%, 11/01/10	310	310,487
Stoneybrook South CDD
5.45%, 11/01/15 (e)	3,435	3,422,119
Tern Bay CDD (Capital Impt Rev)
Series B
5.00%, 5/01/15	1,015	991,188
Venetian CDD (Capital Impt)
Series B
5.95%, 5/01/12	195	199,733
Villasol CDD (Spl Assmt Rev)
Series B
5.375%, 5/01/08	155	155,095
Vizcaya CDD
6.50%, 12/20/07	4,800	4,794,672
Waterford Estates CDD
5.125%, 5/01/13	1,000	990,760

		54,295,692

Guam—0.6%
Comwlth of the Northern Mariana Islands
ACA Series A
6.00%, 6/01/14	2,830	2,996,433
Guam Govt Wtrwrks Auth (Wtr & Wastewtr Sys Rev)
5.00%, 7/01/12	1,270	1,290,142
5.50%, 7/01/16	1,500	1,581,090
Guam Govt Wtrwrks Auth COP (Prerefunded)
5.18%, 7/01/15	2,546	2,604,171

		8,471,836

Illinois—0.4%
Bolingbrook Sales Tax Rev
6.00%, 1/01/26 (f)	4,450	4,436,161
Pingree Grove Village II (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	834	836,193

		5,272,354

Indiana—0.2%
South Bend Econ Dev (One Michiana Square Proj)
4.463%, 10/01/09 (b)	3,100	2,979,162

Louisiana—0.3%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	3,200	3,144,128

Tangipahoa Parish Sch Dist
5.90%, 5/01/22 (e)	1,035	1,035,000

		4,179,128

Nevada—0.3%
Clark Cnty Spl Impt Dist No 142
5.30%, 8/01/11	1,995	2,036,975
Henderson Local Impt Dist No. T-16
4.75%, 3/01/13	325	325,780
Las Vegas Spl Impt Dist No. 607 (Loc Impt Bds)
4.80%, 6/01/09	1,590	1,590,223

		3,952,978

North Carolina—0.3%
North Carolina Eastern Mun Pwr Agy
Series C
5.30%, 1/01/15	3,580	3,749,799

Ohio—0.2%
Port Auth Columbiana Cnty SWFR (Liberty Waste Trans LLC Proj) AMT
Series A
7.00%, 8/01/21	2,865	2,878,122

Pennsylvania—0.3%
Beaver Cnty IDA PCR (Cleveland Electric Proj)
Series 98
3.75%, 10/01/30 (b)	3,415	3,392,973

Puerto Rico—6.6%
Comwlth of Puerto Rico
5.25%, 7/01/10	2,000	2,078,340
5.50%, 7/01/08	2,870	2,919,134
FSA Series C
5.00%, 7/01/21 (b)	2,675	2,707,154
MBIA - IBC Series A
5.50%, 7/01/15	5,535	6,074,164
Series A
5.00%, 7/01/30 (b)	3,215	3,304,891
Series C
5.00%, 7/01/18 (b)	6,010	6,063,609
Comwlth of Puerto Rico Govt Dev Bk
5.00%, 12/01/11	1,000	1,030,210
Puerto Rico Hwy & Transp Auth
5.00%, 7/01/07	3,340	3,340,000
5.50%, 7/01/10	890	931,228
Puerto Rico Hwy & Transp Auth
FSA Series AA
5.00%, 7/01/26 (b)	31,130	32,034,015
Puerto Rico Hwy & Transp Auth (Escrowed to Maturity)
AMBAC Series A
5.50%, 7/01/10	1,610	1,684,785
Puerto Rico Infrastructure Fin Auth
AMBAC Series C
5.50%, 7/01/15	4,155	4,559,739

Puerto Rico Municipal Fin Agy
5.00%, 8/01/14	1,000	1,059,780
FSA Series C
5.00%, 8/01/13	6,225	6,564,325
Series A
5.00%, 8/01/10	3,915	4,008,803
Puerto Rico Pub Bldg Auth
5.50%, 7/01/12	1,140	1,203,977
Puerto Rico Pub Bldg Auth Rev
FSA Series L
5.60%, 7/01/08	2,500	2,545,200
Puerto Rico Pub Bldg Auth Rev (Govt Facs)
FGIC Series H
5.25%, 7/01/14	3,115	3,346,413
Puerto Rico Pub Bldgs Auth
5.25%, 7/01/11	1,015	1,053,763
Puerto Rico Pub Fin Corp. (Commonwealth Appropriation)
MBIA Series A
5.25%, 8/01/29 (b)	4,365	4,583,337

		91,092,867

South Carolina—0.1%
Lancaster Cnty Assmt Rev (Edenmoor Impt Dist)
Series B
5.375%, 12/01/16	1,875	1,901,025

Texas—0.1%
Willacy Cnty (Loc Govt Corp Proj)
6.00%, 3/01/09	825	827,079

Virginia—0.4%
Broad Street CDA
7.125%, 6/01/15	1,190	1,318,211
Celebrate North CDD Spl Assmt Rev (Celebrate VA)
Series B
6.25%, 3/01/18	1,250	1,316,400
Louisa IDA PCR (Elec & Pwr Co.)
5.25%, 12/01/08	3,310	3,343,298

		5,977,909

Total Long-Term Municipal Bonds (cost $1,390,632,523)		1,387,442,246

Short-Term Municipal Notes—2.6%
California—2.6%
California Go Frn Dd (Kindergarten Univ)
Series A2
3.76%, 5/01/34 (c)(d)	4,000	4,000,000

California Pollution Control Fin Auth
3.45%, 12/01/29 (c)(d)	11,695	11,695,000
California Pollution Control Fin Auth Frn Dd Pcr
3.88%, 11/01/26 (c)(d)	6,250	6,250,000
California State GO (Kindergarten Univ)
Series A-1
3.88%, 5/01/34 (c)(d)	4,500	4,500,000
Series B-1
3.88%, 5/01/34 (c)(d)	1,300	1,300,000
California State Dept of Wtr Res Pwr Sup Rev
Series 01B-3
3.79%, 5/01/22 (c)(d)	6,500	6,500,000
Irvine Ranch Wtr Dist
3.80%, 10/01/09 (c)(d)	1,500	1,500,000

Total Short-Term Municipal Notes (cost $35,745,000)		35,745,000

Total Investments—103.0%
(cost $1,426,377,528)		1,423,187,246
Other assets less liabilities—(3.0)%		(40,902,235

Net Assets—100.0%		$1,382,285,011

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)

Citigroup	$1,245	6/01/12	BMA	3.628%	$(7,328)
Citigroup	12,800	11/10/26	3.884%	BMA	467,276
JPMorgan Chase	5,800	10/01/07	BMA	3.635%	(3,200)
JPMorgan Chase	35,700	11/10/11	BMA	3.482%	(369,707)
Merrill Lynch	6,000	7/12/08	BMA	3.815%	10,047
Merrill Lynch	$1,380	2/12/12	BMA	3.548%	$(11,759)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(b)	Variable rate coupon, rate shown as of June 30, 2007.
(c)	Position, or a portion thereof, has been segregated to collateralize when issued securities.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	When-Issued security.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

Glossary:

ACA	–	American Capital Access Financial Guaranty Corporation
AMBAC	–	American Bond Assurance Corporation
AMT	–	Alternative Minimum Tax (subject to)
BMA	–	Bond Market Association
CDA	–	Community Development Administration
CDD	–	Community Development District
CFD	–	Community Facilities District
COP	–	Certificate of Participation
CSUCI	–	California State University Channel Islands
ETM	–	Escrow to Maturity
FGIC	–	Financial Guaranty Insurance Company
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
FSA	–	Financial Security Assurance Inc.
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IBC	–	International Bancshares Corporation
IDA	–	Industrial Development Authority/Agency
MBIA	–	Municipal Bond Investors Assurance
MTA	–	Metropolitan Transportation Authority
PCR	–	Pollution Control Revenue
RADIAN	–	Radian Group, Inc.
SFMR	–	Single Family Mortgage Revenue
SWFR	–	Solid Waste Facility Revenue
XLCA	–	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—98.6%
Long-Term Municipal Bonds—97.3%
New York—83.0%
Albany Cnty
5.00%, 10/01/12	$1,100	$1,133,132
City of Yonkers
5.00%, 12/01/10 – 8/01/14	15,670	16,345,481
Dutchess Cnty Resource Recovery Agy (Solid Waste Sys) BAN
3.65%, 12/28/07	6,800	6,764,844
Erie Cnty IDA Sch Fac Rev (Buffalo Sch Dist Proj)
5.75%, 5/01/24	1,520	1,659,338
Erie Cnty IDA Sch Fac Rev (City Sch Dist Buffalo Dist Proj)
5.00%, 5/01/10 – 5/01/14	3,340	3,469,227
Long Island Pwr Auth Elec Sys Rev
5.00%, 6/01/09 – 12/01/15	36,150	37,666,238
5.125%, 4/01/11	4,085	4,167,149
5.25%, 4/01/09	4,550	4,660,520
5.50%, 12/01/09 – 12/01/23	6,480	6,659,941
MBIA Series Gen-Ser D
5.00%, 9/01/12	10,000	10,451,700
MBIA Series Gen-Ser F
5.00%, 5/01/16	11,630	12,326,986
Long Island Pwr Auth Elec Sys Rev (Prerefunded)
5.125%, 12/01/22	795	812,800
Long Island Pwr Auth Elec Sys Rev (Unrefunded)
5.125%, 12/01/22	1,705	1,743,175
MTA
5.00%, 11/15/10	10,150	10,504,540
5.25%, 11/15/15 – 11/15/16	12,925	14,026,203
AMBAC Series Ref Ser A
5.50%, 11/15/18	5,325	5,682,893
Series B
5.00%, 11/15/16 – 11/15/17	6,535	6,901,115
MTA (Dedicated Tax Fd)
5.00%, 11/15/11	1,865	1,944,169
5.25%, 11/15/12 – 4/01/15	17,945	19,201,388

MTA Commuter Fac
Series A
5.25%, 7/01/28	2,780	2,917,388
MTA Commuter Fac ETM
5.00%, 7/01/20	1,260	1,291,613
6.10%, 7/01/09	1,495	1,561,139
MTA New York Svc Contract
6.30%, 7/01/07	2,400	2,400,000
MBIA Series B
5.50%, 1/01/13	4,090	4,389,633
MTA New York Svc Contract (Transp Facs Rev)
5.00%, 7/01/18	1,000	1,043,220
MTA New York Svc Contract ETM
AMBAC Series 0
5.75%, 7/01/08	1,910	1,948,047
Series 7
5.45%, 7/01/07	1,250	1,250,000
Nassau Cnty
5.40%, 1/15/10	1,090	1,128,455
5.50%, 7/01/10	1,120	1,169,448
6.00%, 7/01/11 – 7/01/13	3,000	3,263,910
Nassau Cnty IDA
5.625%, 11/01/10	500	506,915
Nassau Cnty Interim Fin Auth
5.00%, 11/15/12 – 11/15/14	17,050	17,932,874
5.25%, 11/15/13	1,745	1,866,347
5.375%, 11/15/15 – 11/15/16	3,770	3,986,937
Nassau Cnty Tobacco Settlement Corp.
6.50%, 7/15/27	1,445	1,532,654
New York City
5.00%, 8/01/07 – 8/01/23	58,000	60,114,507
5.25%, 8/01/07 – 8/01/17	38,930	40,775,484
5.50%, 8/01/07 – 8/01/13	23,195	24,066,741
5.75%, 8/01/11	7,570	8,071,815
6.50%, 11/01/09	3,345	3,539,110
Series 4B
5.00%, 8/01/10	1,125	1,157,839
Series D
5.00%, 8/01/09	17,135	17,499,461
Series G
5.00%, 8/01/10 – 8/01/11	2,540	2,621,023
Series H
5.00%, 8/01/11	1,080	1,118,956
New York City (Prerefunded)
5.25%, 8/01/21	390	394,317
6.50%, 5/15/17	2,740	2,960,104
New York City (Unrefunded)
7.25%, 8/15/07	1,265	1,269,794

New York City
Series 03C
5.50%, 9/15/19	1,000	1,070,190
Series 4G
5.00%, 8/01/12	3,910	4,073,203
Series I
5.00%, 8/01/10	5,265	5,418,685
New York City Hlth & Hosp Corp.
5.00%, 2/15/10	9,475	9,712,064
New York City IDA (Agysterminal One Grp Assn Proj)
5.00%, 1/01/08 – 1/01/09	5,745	5,791,911
New York City IDA (Magen David Yeshivah Proj)
4.99%, 6/15/13	6,280	6,373,321
New York City IDA (Polytech Univ Proj)
5.75%, 11/01/11 – 11/01/12	3,775	4,022,413
6.00%, 11/01/20	1,045	1,121,546
New York City Muni Wtr Fin Auth
5.00%, 6/15/10 – 6/15/12	16,190	16,797,059
5.25%, 6/15/11	1,000	1,046,290
5.50%, 6/15/17	2,460	2,611,610
6.00%, 6/15/10	1,395	1,477,305
New York City Muni Wtr Fin Auth
5.875%, 6/15/12 – 6/15/13	10,060	10,952,093
6.00%, 6/15/09	1,485	1,545,930
New York City TFA
5.00%, 2/15/09 – 5/01/26	131,635	138,286,724
5.125%, 11/01/15	1,185	1,224,022
5.25%, 5/01/12 (a)	4,185	4,278,116
5.25%, 2/01/13 – 2/01/21	29,490	31,225,783
5.375%, 2/01/14 – 2/15/18	6,960	7,345,907
5.50%, 2/01/10 – 2/01/17	12,405	13,196,874
MBIA Series E
5.25%, 2/01/21	2,000	2,101,280
Series 02A
5.50%, 11/01/26 (b)	17,830	18,851,837
Series B
5.25%, 2/01/29 (b)	2,790	2,901,154
New York City TFA (Prerefunded)
5.00%, 5/01/26	2,375	2,423,094
5.25%, 5/01/15	1,915	1,982,236
5.50%, 2/01/17	7,555	8,020,010
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel
5.50%, 1/01/08	1,560	1,573,697
New York Liberty Dev Corp Rev
6.125%, 2/15/19	2,250	2,326,658
New York Local Govt Assist Corp.
5.00%, 4/01/11 – 4/01/15	15,055	15,669,904
6.00%, 4/01/08	3,035	3,081,132

New York Mortgage Agy
4.50%, 4/01/23	4,210	4,209,200
5.50%, 10/01/28	895	903,941
New York Pwr Auth
5.00%, 11/15/20	2,680	2,781,840
New York State
5.00%, 7/15/17	2,045	2,091,646
5.625%, 8/15/08	4,245	4,253,660
New York State Brdg Auth
5.00%, 1/01/17	4,575	4,747,935
New York State Dorm Auth
3.875%, 2/15/12	1,000	996,000
4.00%, 7/01/07 – 8/15/15	10,340	10,283,121
5.00%, 7/01/08 – 7/01/16	55,185	57,552,077
5.125%, 2/15/08	1,000	1,008,310
5.20%, 2/15/14 – 2/15/16	11,890	12,215,567
5.25%, 11/15/23 (b)	4,960	5,204,379
5.25%, 3/15/10 – 7/01/19	11,525	12,054,449
5.375%, 3/15/21	5,220	5,592,969
5.50%, 7/01/23 (b)	1,940	1,941,785
5.50%, 5/15/09 – 3/15/14	14,275	15,024,917
5.70%, 2/15/09	15	15,323
5.75%, 7/01/09 – 7/01/13	7,975	8,189,116
5.875%, 5/15/11 – 2/15/13	6,725	7,187,923
6.00%, 5/15/16	6,055	6,460,140
6.125%, 7/01/12	1,000	1,069,060
New York State Dorm Auth (Columbia Univ)
5.75%, 7/01/07 – 7/01/10	5,120	5,325,786
New York State Dorm Auth (Mental Hlth Svcs Facs)
5.00%, 2/15/08 – 2/15/10	12,370	12,569,446
5.25%, 2/15/19	1,780	1,828,950
FSA Series 1
5.125%, 1/15/13	1,880	1,930,121
New York State Dorm Auth (Mental Hlth Svcs Facs) (Prerefunded)
5.00%, 8/15/17	5	5,119
5.75%, 8/15/11 – 2/15/12	2,075	2,190,080
5.875%, 2/15/13	2,205	2,335,293
New York State Dorm Auth (Mental Hlth Svcs Facs) (Unrefunded)
5.00%, 8/15/17	4,855	4,957,246
5.75%, 7/01/07	1,015	1,015,000
6.50%, 2/15/09	1,505	1,565,215
MBIA Series D
5.25%, 2/15/13	1,110	1,137,584

New York State Dorm Auth (NY University)
5.00%, 7/01/11	1,815	1,886,039
5.75%, 7/01/12	1,540	1,664,401
MBIA Series A
6.00%, 7/01/18	1,000	1,152,370
New York State Dorm Auth Lease Rev
5.00%, 7/01/14 – 7/01/15	11,080	11,725,519
5.375%, 7/01/19	1,400	1,488,872
5.50%, 7/01/17 – 7/01/20	2,640	2,796,631
New York State Dorm Auth Lease Rev (Court Facs Westchester Cnty)
5.125%, 8/01/12	1,000	1,029,590
5.25%, 8/01/13 – 8/01/17	3,205	3,305,893
New York State Energy Research & Dev Auth
3.25%, 4/01/34 (b)	17,725	17,329,555
New York State Enviro Fac
5.00%, 6/15/18 – 12/15/23	3,790	3,919,100
New York State Enviro Fac (Mun Wtr Proj)
5.00%, 6/15/11 – 6/15/25	23,335	24,249,571
5.25%, 6/15/14	1,640	1,764,214
5.50%, 6/15/15	6,510	7,154,881
New York State Enviro Fac (Pers Inc Tax)
5.25%, 1/01/19 – 1/01/20	3,340	3,550,687
New York State Enviro Fac (Wtr Rev NYC 02) (Prerefunded)
5.75%, 6/15/11	4,770	5,093,215
New York State Enviro Fac (Wtr Rev NYC 02) (Unrefunded)
5.75%, 6/15/11	745	795,481
New York State Enviro Fac (Wtr Revolv Fd)
5.00%, 6/15/15	3,300	3,469,422
5.375%, 11/15/18	1,485	1,552,434
New York State Enviro Fac (Wtr Revolv Fd) (Prerefunded)
5.15%, 10/15/19	185	191,886
5.75%, 6/15/11	1,490	1,590,962
5.875%, 7/15/20	440	461,991
New York State Enviro Fac (Wtr Revolv Fd) (Unrefunded)
4.95%, 6/15/10	1,730	1,747,767
5.20%, 12/15/15	225	227,507
5.875%, 7/15/20	4,560	4,773,317
New York State Enviro Fac
5.00%, 6/15/14	6,375	6,734,295
New York State Enviro Fac
5.00%, 6/15/16	1,375	1,461,556

New York State HFA
5.00%, 3/15/09	1,695	1,725,747
5.25%, 3/15/20 – 9/15/21	5,440	5,794,307
5.50%, 9/15/18	2,720	2,778,290
6.00%, 11/01/07	1,160	1,167,714
New York State Thruway Auth
5.00%, 4/01/09 – 4/01/24	92,295	97,087,662
5.10%, 4/01/10	1,050	1,082,918
5.25%, 4/01/08 – 4/01/18	46,750	49,251,694
5.375%, 4/01/09	3,500	3,576,195
5.50%, 4/01/11 – 4/01/12	7,240	7,659,134
Series 63A
5.00%, 3/15/09	4,780	4,870,629
New York State Thruway Auth (Pers Inc Tax)
FSA Series A
5.00%, 3/15/18	1,930	2,025,323
New York State Thruway Auth, Hwy & Brdg Trust Fund
FSA Series 5B
5.00%, 4/01/14	64,415	68,027,393
New York State Urban Dev Corp
5.00%, 3/15/16 – 12/15/20	8,195	8,621,042
5.25%, 1/01/11 – 1/01/21	14,840	15,203,463
Niagara Falls Brdg Commission
6.30%, 10/01/12	4,670	5,186,782
Onondaga Cnty
5.70%, 4/01/09 – 4/01/11	5,200	5,445,891
Port Auth of NY & NJ (Cons 117th)
5.125%, 11/15/15	1,355	1,383,780
Port Auth of NY & NJ (Cons 126th)
5.25%, 11/15/08	11,570	11,783,814
5.50%, 11/15/09 – 11/15/10	18,850	19,611,319
Port Auth of NY & NJ (JFK Intl Air Term 6)
6.25%, 12/01/08	2,090	2,153,850
Suffolk County Wtr Auth
5.10%, 6/01/08	1,000	1,012,169
Tobacco Settlement Fin Auth
5.00%, 6/01/09	3,555	3,633,885
Tobacco Settlement Fin Corp
5.00%, 6/01/11	4,435	4,588,850
Series A-1
5.00%, 6/01/11	1,495	1,496,540
Series C-1
5.50%, 6/01/14	16,465	16,897,865
Town of Babylon
9.00%, 8/01/09	1,550	1,705,496
9.20%, 1/15/08	1,345	1,382,781

Triborough Brdg & Tunnel Auth
5.00%, 11/15/11	8,880	9,242,570
5.125%, 1/01/18	8,165	8,353,203
5.25%, 11/15/12 – 11/15/15	9,220	9,838,121
5.50%, 1/01/17	9,370	10,190,812
Triborough Brdg & Tunnel Auth (Conv Ctr Proj)
6.00%, 1/01/11	1,490	1,585,137
Triborough Brdg & Tunnel Auth (Gen Purp)
5.00%, 1/01/20	1,000	1,028,300
5.25%, 1/01/17	5,025	5,257,607
5.50%, 1/01/12	13,480	13,895,858
Triborough Brdg & Tunnel Auth (Prerefunded)
Series 02A
5.125%, 1/01/31	7,715	8,087,789
Triborough Brdg & Tunnel Auth (Ref Gen)
5.25%, 11/15/13	8,380	8,943,387
Westchester Cnty IDA (Resource Recovery Proj)
AMBAC Series A
5.60%, 7/01/07	4,000	4,000,000

		1,439,738,289

Arizona—0.1%
Pima Cnty IDA (Horizon Comnty Learning Center)
4.45%, 6/01/14	905	879,796
Watson Road CFD (Spl Assmt Rev)
4.70%, 7/01/09	805	801,079

		1,680,875

California—0.2%
California Statewide CDA Rev (Kaiser Permanente)
Series E
3.875%, 4/01/32 (b)	3,075	3,060,240

Colorado—0.2%
Denver City & Cnty (Airport Rev) AMT
Series D
7.75%, 11/15/13	1,000	1,095,980
Todd Creek Farms Metro Dist No. 1
5.60%, 12/01/14	2,765	2,847,508

		3,943,488

Florida—3.6%
Amelia Walk CDD
5.20%, 5/01/14	840	835,414
Arborwood CDD (Centex Homes Proj)
5.25%, 5/01/16 – 5/01/36	3,915	3,822,100
Bartram Park CDD (Spl Assmt)
4.875%, 5/01/15	1,025	1,003,157

Beacon Tradeport CDD (Spl Assmt Industrial Proj)
Series B
7.125%, 5/01/22	1,180	1,243,177
CFM CDD Capital Impt Rev
Series B
5.875%, 5/01/14	3,500	3,553,620
Concorde Estates CDD
Series 04B
5.00%, 5/01/11	780	773,003
Dupree Lakes CDD
5.00%, 11/01/10	520	515,112
Durbin Crossing CDD
5.25%, 11/01/15	3,455	3,384,138
Durbin Crossing CDD (Spl Assmt)
Series B-2
4.875%, 11/01/10	2,700	2,657,205
Fiddlers Creek CDD No. 2 (Spl Assmt)
Series B
5.75%, 5/01/13	1,750	1,783,600
Fishhawk CDD II (Spl Assmt)
Series B
5.00%, 11/01/07	10	9,998
5.125%, 11/01/09	645	642,975
Gateway CDD (Sun City Center)
Series 03B
5.50%, 5/01/10	800	801,608
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	100	100,204
Heritage Isle at Viera CDD
5.00%, 11/01/13	2,690	2,631,546
Heritage Plantation CDD
5.10%, 11/01/13	1,000	986,140
Lakewood Ranch Stewardship Dist
5.00%, 5/01/13	245	241,220
Landmark at Doral CDD
5.20%, 5/01/15	1,710	1,702,271
Live Oak CDD
Series B
5.00%, 11/01/09	900	887,571
Meadow Pointe IV CDD Capital Impt
Series B
5.125%, 11/01/07	180	180,068
Miami Beach Hlth Facs Auth Hosp Rev (Mount Sinai Med Ctr)
Series 04
6.75%, 11/15/24	3,300	3,673,230

Middle Village CDD (Spl Assmt)
Series B
5.00%, 5/01/09	245	244,015
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	1,420	1,509,545
Monterra CDD (Spl Assmt)
Series B
5.00%, 11/01/10	2,965	2,939,501
5.125%, 11/01/14	1,500	1,460,715
Overoaks CDD (Capital Impt Rev)
Series 4B
5.125%, 5/01/09	1,070	1,067,261
Palm Glades CDD
4.85%, 8/01/11	1,290	1,258,343
Parkway Center CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	2,510	2,523,027
Paseo CDD
5.00%, 2/01/11	1,090	1,078,119
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	2,600	2,578,108
Ridgewood Trails CDD
5.20%, 5/01/12	2,725	2,713,337
Sandy Creek CDD (Spl Assmt)
Series B
5.00%, 11/01/10	4,910	4,843,617
Six Mile Creek CDD
5.50%, 5/01/17 (c)	1,375	1,373,955
Sterling Hill CDD (Capital Impt)
Series B
5.50%, 11/01/10	310	310,487
Stoneybrook South CDD
5.45%, 11/01/15 (c)	4,300	4,283,875
Tern Bay CDD (Capital Impt Rev)
Series B
5.00%, 5/01/15	1,475	1,440,397
Venetian CDD (Capital Impt)
Series B
5.95%, 5/01/12	290	297,038
Verano Ctr CDD (Infrastructure Proj)
Series B
5.00%, 11/01/13	2,000	1,966,920

		63,315,617

Guam—0.3%
Guam Govt Wtrwrks Auth
5.00%, 7/01/11	2,160	2,190,370
Guam Govt Wtrwrks Auth COP (Prerefunded)
5.18%, 7/01/15	3,413	3,490,805

		5,681,175

Illinois—0.5%
Bolingbrook Sales Tax Rev
5.75%, 1/01/15 (d)	2,000	1,976,820
Cortland Special Service Area No 10
5.125%, 3/01/14	4,255	4,215,726
Pingree Grove Village II (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	1,095	1,097,880
Town of Cortland
5.50%, 3/01/17	1,317	1,319,529

		8,609,955

Indiana—0.2%
South Bend Econ Dev (One Michiana Square Proj)
4.463%, 10/01/09 (b)	3,110	2,988,772

Louisiana—0.2%
Juban Park CDD
5.15%, 10/01/14	2,480	2,460,755
Whispering Spring Dev Dist
5.20%, 10/01/21	1,500	1,490,940

		3,951,695

Nevada—0.4%
Clark Cnty Spl Impt (Dist No. 142)
4.75%, 8/01/09	2,940	2,975,162
Henderson Local Impt Dist No. T-16
4.625%, 3/01/12	550	548,719
Henderson Local Impt Dist No. T-18
4.35%, 9/01/09	950	948,404
Las Vegas Spl Impt Dist No. 607 Local Impt Bonds
5.00%, 6/01/10	1,875	1,882,444
5.35%, 6/01/12	1,375	1,393,851

		7,748,580

North Carolina—0.3%
North Carolina Eastern Mun Pwr Agy Pwr Sys
5.375%, 1/01/10 – 1/01/17	4,730	4,906,581

Ohio—0.4%
Ohio State Air Quality Dev Auth Rev (Cleveland Poll Ctrl)
Series B
3.75%, 10/01/30 (b)	5,095	5,072,837

Port Auth Columbiana Cnty SWFR (Liberty Waste Trans LLC Proj) AMT
Series A
7.00%, 8/01/21	1,600	1,607,328

		6,680,165

Pennsylvania—0.2%
Beaver Cnty IDA PCR (Cleveland Electric Proj)
Series 98
3.75%, 10/01/30 (b)	1,075	1,068,066
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comm)
6.00%, 2/01/21	1,515	1,586,145

		2,654,211

Puerto Rico—7.1%
Comwlth of Puerto Rico
5.00%, 7/01/13	2,005	2,083,756
6.25%, 7/01/09	1,810	1,892,753
FSA Series C
5.00%, 7/01/21 (b)	10,255	10,378,265
MBIA-IBC Series A
5.50%, 7/01/15	6,575	7,215,471
Series A
5.00%, 7/01/30 (b)	1,285	1,320,929
Series C
5.00%, 7/01/18 (b)	1,420	1,432,666
Comwlth of Puerto Rico Govt Dev Bk
5.00%, 12/01/11 – 12/01/13	13,350	13,802,716
Puerto Rico Electric Pwr Auth
5.50%, 7/01/16	3,695	4,083,566
Puerto Rico Hwy & Transp Auth
5.00%, 7/01/07 – 7/01/45	31,420	33,356,856
Puerto Rico Infrastructure Fin Auth
5.50%, 7/01/14	14,765	16,084,843
Puerto Rico Pub Bldgs Auth
5.00%, 7/01/28 (b)	1,000	1,027,960
5.25%, 7/01/08 – 7/01/11	2,745	2,821,992
Puerto Rico Pub Bldgs Auth (Ref Govt Facs)
5.00%, 7/01/36 (b)	6,955	7,253,926
Puerto Rico Pub Fin Corp (Comwlth Appropriated)
5.25%, 8/01/30 (b)	3,595	3,774,822
FGIC Series A
5.25%, 8/01/31 (b)	14,665	15,398,543
Univ of Puerto Rico
5.00%, 6/01/13	1,015	1,053,814

		122,982,878

South Carolina—0.1%
Lancaster Cnty Assmt Rev (Edenmoor Impt Dist)
Series B
5.375%, 12/01/16	1,335	1,353,530

Virginia—0.5%
Broad Street CDA
7.125%, 6/01/15	1,785	1,977,316
Celebrate North CDD Spl Assmt Rev (Celebrate VA)
Series B
6.25%, 3/01/18	1,750	1,842,960
Louisa IDA PCR (Elec & Pwr Co.)
5.25%, 12/01/08	4,925	4,974,545

		8,794,821

Total Long-Term Municipal Bonds (cost $1,692,680,016)		1,688,090,872

Short-Term Municipal Notes—1.3%
New York—1.3%
New York City
3.83%, 1/01/36 (e)(f)	1,400	1,400,000
New York City Mun Wtr Fin Auth
3.87%, 6/15/25 (e)(f)	1,100	1,100,000
New York City Muni Wtr Fin Auth
3.83%, 6/15/32 (e)(f)	2,000	2,000,000
Series 05 AA-1
3.88%, 6/15/32 (e)(f)	8,500	8,500,000
New York City Muni Wtr Fin Auth
3.75%, 6/15/24 (e)(f)	1,500	1,500,000
New York City TFA
3.85%, 11/01/22 (e)(f)	4,700	4,700,000
New York City TFA (NYC Recovery)
Series 02-Subserv 3E
3.84%, 8/01/31 (e)(f)	550	550,000
Port Auth NY & NJ Spl Oblig Rev
3.88%, 6/01/20 (e)(f)	1,000	1,000,000
Port Auth of NY & NJ Spl Oblig Rev (Versatile Structure Oblig)
3.88%, 8/01/24 (e)(f)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $21,750,000)		21,750,000

Total Municipal Obligations (cost $1,714,430,016)		1,709,840,872

U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS—0.2%
U.S. Treasury Bonds
8.125%, 8/15/19
(cost $3,839,091)	3,000	3,793,359

Total Investments—98.8% (cost $1,718,270,394)		1,713,634,231
Other assets less liabilities—1.2%		20,670,555

Net Assets—100.0%		$1,734,304,786

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$1,555	6/01/12	BMA	3.628%	$(10,100)
Citigroup	16,000	11/10/26	3.884%	BMA	566,586
JPMorgan Chase	7,400	10/01/07	BMA	3.635%	(18,623)
JPMorgan Chase	44,600	11/10/11	BMA	3.482%	(506,507)
Merrill Lynch	7,500	7/12/08	BMA	3.815%	(178)
Merrill Lynch	1,725	2/12/12	BMA	3.548%	(16,365)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(b)	Variable rate coupon, rate shown as of June 30, 2007.
(c)	When-Issued security.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Position, or a portion thereof, has been segregated to collateralize when issued securities.
(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

ACA	-	American Capital Access Financial Guaranty Corporation
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BAN	-	Bond Anticipation Note
BMA	-	Bond Market Association
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District

ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HFA	-	Housing Finance Authority
IBC	-	International Bancshares Corporation
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
MTA	-	Metropolitan Transportation Authority
PCR	-	Pollution Control Revenue
SONYMA	-	State of New York Mortgage Agency
SWFR	-	Solid Waste Facility Revenue
TFA	-	Transitional Finance Authority
XLCA	-	XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Marilyn Fedak
Marilyn Fedak
President

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marilyn Fedak
Marilyn Fedak
President

Date: August 20, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 20, 2007